UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Multifactor ETFs

Semiannual report 10/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for stock markets worldwide during the 6 months ended October 31, 2019. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. Against this backdrop, the U.S. Federal Reserve pivoted from raising short-term interest rates to an easing stance, cutting interest rates three times during the period.

Economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe decidedly on less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

Table of contents

2	Multifactor exchange-traded funds (ETFs) at a glance
3	John Hancock Multifactor Consumer Discretionary ETF
4	John Hancock Multifactor Consumer Staples ETF
5	John Hancock Multifactor Developed International ETF
6	John Hancock Multifactor Emerging Markets ETF
7	John Hancock Multifactor Energy ETF
8	John Hancock Multifactor Financials ETF
9	John Hancock Multifactor Healthcare ETF
10	John Hancock Multifactor Industrials ETF
11	John Hancock Multifactor Large Cap ETF
12	John Hancock Multifactor Materials ETF
13	John Hancock Multifactor Media and Communications ETF
14	John Hancock Multifactor Mid Cap ETF
15	John Hancock Multifactor Small Cap ETF
16	John Hancock Multifactor Technology ETF
17	John Hancock Multifactor Utilities ETF
18	Premium/discount analysis
21	Your expenses
23	Funds' investments
76	Financial statements
89	Financial highlights
97	Notes to financial statements
111	Continuation of investment advisory and subadvisory agreements
118	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       1

Multifactor exchange-traded funds (ETFs) at a glance

Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules-based approach.

STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional's index construction and semiannual reconstitution.

Market
Equity premium—stocks over bonds

Company size
Small-cap premium—small company stocks over large company stocks

Relative price2
Value premium—value stocks over growth stocks

Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies

To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.

WHY MULTIFACTOR?

Individual factors can be volatile: there's no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.

1	Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2	Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3	Profitability is a measure of current profitability, based on information from individual companies' income statements.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       2

Multifactor Consumer Discretionary ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	11.91	9.20	1.59	43.37
Market price	11.90	9.20	1.54	43.38
John Hancock Dimensional Consumer Discretionary Index[2]	12.34	9.69	1.78	46.02
Russell 1000 Consumer Discretionary Index[3]	14.79	13.59	0.93	68.49

INDUSTRY COMPOSITION (%)

Specialty retail	26.7
Hotels, restaurants and leisure	22.3
Internet and direct marketing retail	12.0
Textiles, apparel and luxury goods	9.2
Multiline retail	7.9
Automobiles	5.2
Household durables	3.3
Diversified consumer services	2.4
Commercial services and supplies	1.9
Distributors	1.9
Other	7.2
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Amazon.com, Inc.	5.8
The Home Depot, Inc.	4.9
Booking Holdings, Inc.	2.9
McDonald's Corp.	2.9
NIKE, Inc., Class B	2.6
The TJX Companies, Inc.	2.3
O'Reilly Automotive, Inc.	2.3
Ross Stores, Inc.	2.3
Dollar Tree, Inc.	2.2
Lowe's Companies, Inc.	2.2
TOTAL	30.4

The value of a $10,000 investment calculated at market value from inception through period end would be $14,338.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Consumer Discretionary Index is designed to comprise securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Discretionary Index comprises securities of the Russell 1000 Index classified in the consumer discretionary sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.68
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       3

Multifactor Consumer Staples ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	9.41	6.10	3.96	23.73
Market price	9.38	6.11	4.00	23.77
John Hancock Dimensional Consumer Staples Index[2]	9.78	6.57	4.16	25.73
Russell 1000 Consumer Staples Index[3]	9.98	5.05	5.60	19.39

INDUSTRY COMPOSITION (%)

Food products	28.5
Food and staples retailing	23.0
Beverages	20.3
Household products	15.0
Tobacco	8.2
Chemicals	3.2
Household durables	1.2
Personal products	0.5
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

The Procter & Gamble Company	6.2
Walmart, Inc.	6.1
PepsiCo, Inc.	6.0
The Coca-Cola Company	5.9
Costco Wholesale Corp.	5.4
Philip Morris International, Inc.	4.3
The Kroger Company	4.1
Altria Group, Inc.	3.9
Corteva, Inc.	3.2
Mondelez International, Inc., Class A	3.2
TOTAL	48.3

The value of a $10,000 investment calculated at market value from inception through period end would be $12,377.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Consumer Staples Index is designed to comprise securities in the consumer staples sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer staples sector is composed of companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Staples Index comprises securities of the Russell 1000 Index classified in the consumer staples sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.85
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       4

Multifactor Developed International ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1 year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	9.84	7.54	2.75	23.29
Market price	9.75	7.42	2.27	22.88
John Hancock Dimensional Developed International Index[2]	10.55	8.34	3.16	25.93
MSCI EAFE Index[3]	11.04	8.11	3.35	25.16

SECTOR COMPOSITION (%)

Industrials	17.0
Financials	16.1
Consumer discretionary	12.4
Health care	9.6
Materials	9.3
Consumer staples	8.4
Communication services	6.2
Information technology	5.6
Energy	5.3
Utilities	5.0
Other	5.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Developed International ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Toyota Motor Corp.	1.5
Nestle SA	1.4
BP PLC	1.3
Royal Dutch Shell PLC, B Shares	1.1
Roche Holding AG	1.0
Novartis AG	0.9
Orange SA	0.9
Vonovia SE	0.9
TOTAL SA	0.8
HSBC Holdings PLC	0.7
TOTAL	10.5

The value of a $10,000 investment calculated at market value from inception through period end would be $12,288

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 12-15-16.
2	The John Hancock Dimensional Developed International Index is designed to comprise a subset of securities of companies associated with developed markets outside of the United States and Canada. The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Europe, Australasia, and Far East (EAFE) Index comprises securities of publicly traded large- and mid-cap stocks of companies in those regions.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.55
Net (%)	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       5

Multifactor Emerging Markets ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	11.63	2.33	-1.11	2.56
Market price	10.77	1.86	-2.09	2.04
John Hancock Dimensional Emerging Markets Index[2]	11.89	2.45	-0.64	2.69
MSCI Emerging Markets Index[3]	11.86	2.15	-1.67	2.36

SECTOR COMPOSITION (%)

Financials	24.0
Information technology	14.7
Consumer discretionary	11.2
Communication services	10.7
Energy	9.7
Materials	7.8
Consumer staples	7.3
Industrials	5.5
Utilities	3.4
Real estate	3.2
Other	2.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Emerging Markets ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Samsung Electronics Company, Ltd.	4.3
Tencent Holdings, Ltd.	3.6
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1
Alibaba Group Holding, Ltd., ADR	2.7
China Construction Bank Corp., H Shares	1.5
Petroleo Brasileiro SA	1.5
China Mobile, Ltd.	1.3
Ping An Insurance Group Company of China, Ltd., H Shares	1.1
Industrial & Commercial Bank of China, Ltd., H Shares	1.0
Vale SA	1.0
TOTAL	21.1

The value of a $10,000 investment calculated at market value from inception through period end would be $10,204.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-27-18.
2	The John Hancock Dimensional Emerging Markets Index is designed to comprise a subset of securities of companies associated with emerging markets, which may include frontier markets (Emerging markets in an earlier stage of development). The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.71
Net (%)	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       6

Multifactor Energy ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-18.45	-1.26	-15.22	-4.47
Market price	-18.46	-1.26	-15.19	-4.47
John Hancock Dimensional Energy Index[2]	-18.20	-0.80	-15.06	-2.85
Russell 1000 Energy Index[3]	-12.74	0.22	-11.85	0.80

INDUSTRY COMPOSITION (%)

Oil, gas and consumable fuels	88.2
Energy equipment and services	11.7
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

ConocoPhillips	6.2
Marathon Petroleum Corp.	6.0
Exxon Mobil Corp.	5.8
Chevron Corp.	5.8
ONEOK, Inc.	5.8
Valero Energy Corp.	4.8
Phillips 66	4.5
Pioneer Natural Resources Company	4.3
EOG Resources, Inc.	3.9
Schlumberger, Ltd.	3.7
TOTAL	50.8

The value of a $10,000 investment calculated at market value from inception through period end would be $9,553.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Energy Index is designed to comprise securities in the energy sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Energy Index comprises securities of the Russell 1000 Index s classified in the energy sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.80
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       7

Multifactor Financials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	14.08	12.92	3.28	64.42
Market price	14.02	12.93	3.35	64.48
John Hancock Dimensional Financials Index[2]	14.52	13.44	3.49	67.57
Russell 1000 Financial Services Index[3]	17.12	14.27	5.32	72.66

INDUSTRY COMPOSITION (%)

Banks	30.8
Insurance	22.5
Capital markets	19.4
IT services	13.5
Consumer finance	6.7
Diversified financial services	4.8
Thrifts and mortgage finance	1.1
Professional services	1.1
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

JPMorgan Chase & Co.	4.3
Bank of America Corp.	4.1
Berkshire Hathaway, Inc., Class B	4.0
Visa, Inc., Class A	3.8
Wells Fargo & Company	3.5
Mastercard, Inc., Class A	3.3
Citigroup, Inc.	2.7
Global Payments, Inc.	1.7
The PNC Financial Services Group, Inc.	1.4
The Goldman Sachs Group, Inc.	1.4
TOTAL	30.2

The value of a $10,000 investment calculated at market value from inception through period end would be $16,448.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Financials Index is designed to comprise securities in the financials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Financial Services Index comprises securities of the Russell 1000 Index classified in the financial services sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.61
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       8

Multifactor Healthcare ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	6.21	9.41	5.40	44.47
Market price	6.04	9.40	5.40	44.43
John Hancock Dimensional Healthcare Index[2]	6.58	9.90	5.60	47.16
Russell 1000 Health Care Index[3]	8.73	10.65	6.08	51.32

INDUSTRY COMPOSITION (%)

Health care equipment and supplies	25.0
Health care providers and services	24.4
Pharmaceuticals	23.5
Biotechnology	15.4
Life sciences tools and services	9.6
Health care technology	1.7
Diversified consumer services	0.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Johnson & Johnson	5.9
UnitedHealth Group, Inc.	5.3
Pfizer, Inc.	4.6
Merck & Company, Inc.	4.4
Medtronic PLC	2.6
Abbott Laboratories	2.4
Thermo Fisher Scientific, Inc.	2.3
Amgen, Inc.	2.3
Gilead Sciences, Inc.	2.0
Cigna Corp.	2.0
TOTAL	33.8

The value of a $10,000 investment calculated at market value from inception through period end would be $14,443.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Healthcare Index is designed to comprise securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Health Care Index comprises securities of the Russell 1000 Index classified in the health care sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.61
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       9

Multifactor Industrials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	18.16	13.96	2.82	60.03
Market price	18.18	13.96	2.81	60.04
John Hancock Dimensional Industrials Index[2]	18.66	14.51	3.04	62.81
Russell 1000 Producer Durables Index[3]	15.07	12.65	1.29	53.51

INDUSTRY COMPOSITION (%)

Machinery	21.4
Aerospace and defense	15.6
Road and rail	8.4
IT services	7.5
Airlines	6.2
Electrical equipment	5.7
Industrial conglomerates	5.5
Commercial services and supplies	4.9
Household durables	4.0
Professional services	3.9
Other	16.9
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

The Boeing Company	2.5
Union Pacific Corp.	2.4
Honeywell International, Inc.	2.1
United Technologies Corp.	2.0
Deere & Company	2.0
Accenture PLC, Class A	2.0
3M Company	1.9
Caterpillar, Inc.	1.9
Ingersoll-Rand PLC	1.8
United Airlines Holdings, Inc.	1.7
TOTAL	20.3

The value of a $10,000 investment calculated at market value from inception through period end would be $16,004.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Industrials Index is designed to comprise securities in the industrials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Producer Durables Index comprises securities of the Russell 1000 Index classified in the industrials sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.84
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       10

Multifactor Large Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	14.12	13.12	3.91	65.64
Market price	14.14	13.13	3.92	65.69
John Hancock Dimensional Large Cap Index[2]	14.43	13.48	4.08	67.78
Russell 1000 Index[3]	14.15	13.67	3.78	68.97

SECTOR COMPOSITION (%)

Information technology	20.5
Financials	14.2
Health care	12.9
Industrials	12.0
Consumer discretionary	10.4
Communication services	7.5
Consumer staples	6.5
Utilities	4.7
Real estate	3.8
Energy	3.8
Other	3.7
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Apple, Inc.	3.2
Microsoft Corp.	2.4
Amazon.com, Inc.	1.5
Alphabet, Inc., Class A	1.4
JPMorgan Chase & Co.	1.1
Berkshire Hathaway, Inc., Class B	1.1
Facebook, Inc., Class A	0.9
Johnson & Johnson	0.9
Intel Corp.	0.8
AT&T, Inc.	0.8
TOTAL	14.1

The value of a $10,000 investment calculated at market value from inception through period end would be $16,569.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Index comprises 1000 publicly-traded large-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.35
Net (%)	0.34

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       11

Multifactor Materials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	9.85	9.74	3.13	39.71
Market price	9.91	9.75	3.09	39.75
John Hancock Dimensional Materials Index[2]	10.30	10.24	3.36	42.01
Russell 1000 Materials & Processing Index[3]	14.86	10.26	2.64	42.11

INDUSTRY COMPOSITION (%)

Chemicals	53.2
Containers and packaging	23.0
Metals and mining	13.7
Construction materials	5.4
Aerospace and defense	1.8
Building products	1.4
Multi-utilities	0.9
Machinery	0.5
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Linde PLC	5.6
LyondellBasell Industries NV, Class A	5.1
PPG Industries, Inc.	5.0
Nucor Corp.	4.1
Dow, Inc.	3.9
The Sherwin-Williams Company	3.8
International Paper Company	3.8
Air Products & Chemicals, Inc.	3.6
Ball Corp.	3.3
Ecolab, Inc.	3.3
TOTAL	41.5

The value of a $10,000 investment calculated at market value from inception through period end would be $13,975.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Materials & Processing Index comprises securities of the Russell 1000 Index classified in the materials sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.94
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       12

Multifactor Media and Communications ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-	-	1.73	7.89
Market price	-	-	1.71	7.90
John Hancock Dimensional Media & Comm Index[2]	-	-	1.91	8.07
Russell 1000 Telecommunication Index[3]	-	-	-7.01	8.56

INDUSTRY COMPOSITION (%)

Media	38.8
Entertainment	20.0
Interactive media and services	19.4
Diversified telecommunication services	16.9
Wireless telecommunication services	3.1
Communications equipment	0.9
Software	0.5
Short-term investments and other	0.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Media and Communications ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

AT&T, Inc.	6.5
Verizon Communications, Inc.	6.2
Facebook, Inc., Class A	6.1
Comcast Corp., Class A	6.0
The Walt Disney Company	5.6
Charter Communications, Inc., Class A	5.4
Netflix, Inc.	3.8
Fox Corp., Class A	3.3
Alphabet, Inc., Class C	3.2
Liberty Broadband Corp., Series C	3.2
TOTAL	49.3

The value of a $10,000 investment calculated at market value from inception through period end would be $10,790.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-11-19.
2	The John Hancock Dimensional Media and Communications Index is designed to comprise securities in the media and communications sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution.
3	The Russell 1000 Telecommunication Index tracks the performance of 1,000 publicly traded communication companies in the United States. It is not possible to invest directly in an index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.85
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       13

Multifactor Mid Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	13.39	11.36	2.14	55.31
Market price	13.40	11.36	2.10	55.35
John Hancock Dimensional Mid Cap Index[2]	13.74	11.82	2.35	57.98
Russell Midcap Index[3]	13.72	11.25	1.85	54.70

SECTOR COMPOSITION (%)

Information technology	18.0
Industrials	16.0
Financials	14.7
Consumer discretionary	12.0
Health care	11.4
Real estate	7.2
Utilities	5.9
Materials	5.7
Communication services	3.4
Consumer staples	3.1
Other	2.6
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Global Payments, Inc.	0.7
United Airlines Holdings, Inc.	0.5
Amphenol Corp., Class A	0.4
Parker-Hannifin Corp.	0.4
Fifth Third Bancorp	0.4
Entergy Corp.	0.4
FirstEnergy Corp.	0.4
Centene Corp.	0.4
Dollar Tree, Inc.	0.4
Cintas Corp.	0.4
TOTAL	4.4

The value of a $10,000 investment calculated at market value from inception through period end would be $15,535.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell Midcap Index comprises approximately 800 publicly-traded mid-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.45
Net (%)	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       14

Multifactor Small Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	6.67	4.08	-0.35	8.25
Market price	6.67	4.11	-0.32	8.31
John Hancock Dimensional Small Cap Index[2]	7.14	4.56	-0.12	9.24
Russell 2000 Index[3]	4.90	4.22	-1.09	8.54

SECTOR COMPOSITION (%)

Financials	20.1
Industrials	15.5
Information technology	13.4
Consumer discretionary	12.9
Real estate	11.3
Health care	8.5
Utilities	5.6
Materials	4.6
Communication services	3.6
Consumer staples	2.7
Other	1.8
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Small Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Leggett & Platt, Inc.	0.6
Generac Holdings, Inc.	0.5
Hanesbrands, Inc.	0.5
Quanta Services, Inc.	0.5
ManpowerGroup, Inc.	0.5
Oshkosh Corp.	0.5
Primerica, Inc.	0.5
The Hanover Insurance Group, Inc.	0.5
EMCOR Group, Inc.	0.5
MKS Instruments, Inc.	0.4
TOTAL	5.0

The value of a $10,000 investment calculated at market value from inception through period end would be $10,831.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 11-8-17.
2	The John Hancock Dimensional Small Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are smaller than the 750th largest U.S. company but excluding the smallest 4% of U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE American, LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 2000 Index comprises 2000 publicly-traded small-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.60
Net (%)	0.50

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       15

Multifactor Technology ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	20.45	20.40	1.98	113.78
Market price	20.43	20.40	2.02	113.83
John Hancock Dimensional Technology Index[2]	20.46	20.80	2.19	116.74
Russell 1000 Technology Index[3]	20.17	22.00	5.27	125.66

INDUSTRY COMPOSITION (%)

Semiconductors and semiconductor equipment	31.7
Software	29.4
Technology hardware, storage and peripherals	12.2
IT services	9.0
Electronic equipment, instruments and components	8.9
Communications equipment	7.4
Industrial conglomerates	0.8
Electrical equipment	0.5
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Apple, Inc.	6.8
Microsoft Corp.	6.0
Intel Corp.	5.4
Cisco Systems, Inc.	3.9
IBM Corp.	3.2
Oracle Corp.	3.0
Lam Research Corp.	2.8
Broadcom, Inc.	2.4
salesforce.com, Inc.	2.1
Texas Instruments, Inc.	1.9
TOTAL	37.5

The value of a $10,000 investment calculated at market value from inception through period end would be $21,383.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Technology Index is designed to comprise securities in the technology sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Technology Index comprises securities of the Russell 1000 Index classified in the technology sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.59
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       16

Multifactor Utilities ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	21.53	11.54	9.22	48.10
Market price	21.57	11.54	9.25	48.13
John Hancock Dimensional Utilities Index[2]	22.02	12.10	9.45	50.80
Russell 1000 Utilities Index[3]	21.47	9.60	12.34	39.05

INDUSTRY COMPOSITION (%)

Electric utilities	52.5
Multi-utilities	33.2
Gas utilities	5.4
Independent power and renewable electricity producers	5.4
Water utilities	3.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Consolidated Edison, Inc.	5.7
Public Service Enterprise Group, Inc.	5.4
PPL Corp.	5.0
Exelon Corp.	4.8
The Southern Company	4.3
DTE Energy Company	3.9
NextEra Energy, Inc.	3.6
Edison International	3.6
FirstEnergy Corp.	3.5
Entergy Corp.	3.5
TOTAL	43.3

The value of a $10,000 investment calculated at market value from inception through period end would be $14,813.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Utilities Index is designed to comprise securities in the utilities sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The utilities sector is composed of companies involved in areas such as the provision of gas, electric, and water power, energy trading, or the provision of related infrastructure or services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Utilities Index comprises securities of the Russell 1000 Index classified in the utilities sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.82
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       17

Premium/discount analysis (unaudited)

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally, due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between each fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Data presented represents past performance and cannot be used to predict future results.

PERIOD ENDED OCTOBER 31, 2019

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Consumer Discretionary ETF
0 - < 25	84	65.12%	45	34.88%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	84	65.12%	45	34.88%
Multifactor Consumer Staples ETF
0 - < 25	47	36.43%	82	63.57%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	47	36.43%	82	63.57%
Multifactor Developed International ETF
0 - < 25	39	30.23%	44	34.11%
25 - < 50	12	9.30%	14	10.85%
50 - < 75	9	6.98%	4	3.10%
75 - < 100	4	3.10%	2	1.55%
100 or Above	1	0.78%	0	0.00%
Total	65	50.39%	64	49.61%
Multifactor Emerging Markets ETF
0 - < 25	8	34.78%	4	17.39%
25 - < 50	2	8.70%	4	17.39%
50 - < 75	0	0.00%	3	13.04%
75 - < 100	0	0.00%	1	4.35%
100 or Above	1	4.35%	0	0.00%
Total	11	47.83%	12	52.17%
Multifactor Energy ETF
0 - < 25	83	64.34%	46	35.66%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	83	64.34%	46	35.66%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       18

PERIOD ENDED OCTOBER 31, 2019

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Financials ETF
0 - < 25	61	47.29%	68	52.71%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	61	47.29%	68	52.71%
Multifactor Healthcare ETF
0 - < 25	95	73.64%	34	26.36%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	95	73.64%	34	26.36%
Multifactor Industrials ETF
0 - < 25	71	55.04%	58	44.96%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	71	55.04%	58	44.96%
Multifactor Large Cap ETF
0 - < 25	37	28.68%	92	71.32%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	37	28.68%	92	71.32%
Multifactor Materials ETF
0 - < 25	61	47.29%	68	52.71%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	61	47.29%	68	52.71%
Multifactor Media and Communications ETF
0 - < 25	71	55.04%	58	44.96%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	71	55.04%	58	44.96%
Multifactor Mid Cap ETF
0 - < 25	12	9.30%	117	90.70%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	12	9.30%	117	90.70%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       19

PERIOD ENDED OCTOBER 31, 2019

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Small Cap ETF
0 - < 25	3	2.33%	126	97.67%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	3	2.33%	126	97.67%
Multifactor Technology ETF
0 - < 25	32	24.81%	97	75.19%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	32	24.81%	97	75.19%
Multifactor Utilities ETF
0 - < 25	18	13.95%	111	86.05%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	18	13.95%	111	86.05%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       20

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
Transaction costs, which may include creation and redemption fees and brokerage charges.
Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2019, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2019, with the same investment held until October 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during 10-31-2019[1]	Annualized expense ratio
Multifactor Consumer Discretionary ETF
Actual expenses/actual returns	$1,000.00	$1,015.90	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Consumer Staples ETF
Actual expenses/actual returns	$1,000.00	$1,039.60	$2.05	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$1,027.50	$2.30	0.45%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.29	0.45%
Multifactor Emerging Markets ETF
Actual expenses/actual returns	$1,000.00	$ 988.90	$2.76	0.55%
Hypothetical example for comparison purposes	1,000.00	1,022.40	2.80	0.55%
SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	21

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 5-1-2019	Ending value on 10-31-2019	Expenses paid during 10-31-2019[1]	Annualized expense ratio
Multifactor Energy ETF
Actual expenses/actual returns	$1,000.00	$ 847.80	$1.86	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Financials ETF
Actual expenses/actual returns	$1,000.00	$1,032.80	$2.04	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Healthcare ETF
Actual expenses/actual returns	$1,000.00	$1,054.00	$2.07	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Industrials ETF
Actual expenses/actual returns	$1,000.00	$1,028.20	$2.04	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$1,039.10	$1.69	0.33%
Hypothetical example for comparison purposes	1,000.00	1,023.50	1.68	0.33%
Multifactor Materials ETF
Actual expenses/actual returns	$1,000.00	$1,031.30	$2.04	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Media and Communications ETF
Actual expenses/actual returns	$1,000.00	$1,017.30	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$1,021.40	$2.18	0.43%
Hypothetical example for comparison purposes	1,000.00	1,023.00	2.19	0.43%
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$ 996.50	$2.52	0.50%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.55	0.50%
Multifactor Technology ETF
Actual expenses/actual returns	$1,000.00	$1,019.80	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Utilities ETF
Actual expenses/actual returns	$1,000.00	$1,092.20	$2.10	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
22	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$40,178,446
(Cost $37,737,639)
Communication services – 0.7%		264,946
Entertainment – 0.7%
Cinemark Holdings, Inc. (A)	3,381	123,745
The Madison Square Garden Company, Class A (B)	529	141,201
Consumer discretionary – 92.3%		37,121,435
Automobiles – 5.2%
Ford Motor Company	55,947	480,585
General Motors Company	22,843	848,846
Harley-Davidson, Inc.	4,557	177,313
Tesla, Inc. (B)	1,884	593,309
Distributors – 1.9%
Genuine Parts Company	4,500	461,610
LKQ Corp. (B)	8,216	279,262
Diversified consumer services – 2.4%
Bright Horizons Family Solutions, Inc. (B)	1,559	231,543
Chegg, Inc. (B)	3,090	94,739
frontdoor, Inc. (B)	1,835	88,502
Grand Canyon Education, Inc. (B)	1,381	126,997
H&R Block, Inc.	9,194	229,758
Laureate Education, Inc., Class A (B)	2,870	44,356
ServiceMaster Global Holdings, Inc. (B)	3,795	153,242
Hotels, restaurants and leisure – 22.3%
Caesars Entertainment Corp. (B)	16,004	196,529
Carnival Corp.	4,307	184,727
Chipotle Mexican Grill, Inc. (B)	664	516,698
Choice Hotels International, Inc.	907	80,251
Churchill Downs, Inc.	1,037	134,800
Cracker Barrel Old Country Store, Inc. (A)	971	150,991
Darden Restaurants, Inc.	4,114	461,879
Domino's Pizza, Inc.	913	247,989
Dunkin' Brands Group, Inc.	1,886	148,277
Hilton Worldwide Holdings, Inc.	6,791	658,455
Hyatt Hotels Corp., Class A	1,214	90,734
Las Vegas Sands Corp.	7,609	470,541
Marriott International, Inc., Class A	4,123	521,766
Marriott Vacations Worldwide Corp.	1,067	117,295
McDonald's Corp.	5,889	1,158,366
MGM Resorts International	12,948	369,018
Norwegian Cruise Line Holdings, Ltd. (B)	6,955	353,036
Planet Fitness, Inc., Class A (B)	2,123	135,150
Royal Caribbean Cruises, Ltd.	5,324	579,409
Six Flags Entertainment Corp.	1,680	70,879
Starbucks Corp.	9,103	769,750
Texas Roadhouse, Inc.	1,865	105,373
The Wendy's Company	5,657	119,815
Vail Resorts, Inc.	1,015	235,856
Wyndham Destinations, Inc.	2,403	111,523
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc.	2,869	$154,840
Wynn Resorts, Ltd.	3,731	452,720
Yum! Brands, Inc.	3,761	382,531
Household durables – 3.3%
Garmin, Ltd.	3,744	351,000
Helen of Troy, Ltd. (B)	696	104,233
Mohawk Industries, Inc. (B)	1,207	173,060
Roku, Inc. (A)(B)	1,278	188,122
Tempur Sealy International, Inc. (B)	1,792	162,982
Whirlpool Corp.	2,177	331,165
Internet and direct marketing retail – 12.0%
Amazon.com, Inc. (B)	1,315	2,336,308
Booking Holdings, Inc. (B)	566	1,159,604
Chewy, Inc., Class A (A)(B)	670	16,529
eBay, Inc.	17,716	624,489
Etsy, Inc. (A)(B)	2,458	109,356
Expedia Group, Inc.	3,677	502,499
Wayfair, Inc., Class A (A)(B)	1,095	90,042
Leisure products – 1.4%
Hasbro, Inc.	3,232	314,506
Polaris, Inc.	2,551	251,656
Multiline retail – 7.9%
Dollar General Corp.	3,993	640,238
Dollar Tree, Inc. (B)	8,010	884,304
Kohl's Corp.	6,035	309,354
Macy's, Inc. (A)	8,701	131,907
Nordstrom, Inc. (A)	6,163	221,252
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	1,570	100,292
Target Corp.	8,250	882,008
Specialty retail – 26.7%
Aaron's, Inc.	1,862	139,520
Advance Auto Parts, Inc.	2,253	366,067
AutoNation, Inc. (B)	2,181	110,904
AutoZone, Inc. (B)	585	669,462
Best Buy Company, Inc.	10,817	776,985
Burlington Stores, Inc. (B)	2,101	403,749
CarMax, Inc. (B)	5,716	532,560
Carvana Company (A)(B)	780	63,242
Five Below, Inc. (B)	1,707	213,563
Floor & Decor Holdings, Inc., Class A (B)	1,663	76,215
Foot Locker, Inc.	3,264	142,017
L Brands, Inc.	3,687	62,826
Lowe's Companies, Inc.	7,905	882,277
O'Reilly Automotive, Inc. (B)	2,143	933,298
Ross Stores, Inc.	8,303	910,590
The Gap, Inc.	6,759	109,901
The Home Depot, Inc.	8,400	1,970,472
The TJX Companies, Inc.	16,198	933,815
Tiffany & Company	3,483	433,668
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	3,961	$376,374
Ulta Beauty, Inc. (B)	1,851	431,561
Williams-Sonoma, Inc. (A)	2,975	198,700
Textiles, apparel and luxury goods – 9.2%
Capri Holdings, Ltd. (B)	3,950	122,727
Carter's, Inc.	1,347	135,023
Columbia Sportswear Company	1,007	91,083
Deckers Outdoor Corp. (B)	1,058	161,768
Hanesbrands, Inc.	19,426	295,469
Levi Strauss & Company, Class A (A)	1,185	21,117
Lululemon Athletica, Inc. (B)	2,898	591,974
NIKE, Inc., Class B	11,624	1,040,929
PVH Corp.	1,587	138,323
Ralph Lauren Corp.	1,584	152,159
Skechers U.S.A., Inc., Class A (B)	3,743	139,876
Tapestry, Inc.	5,729	148,152
Under Armour, Inc., Class A (A)(B)	5,410	111,717
Under Armour, Inc., Class C (B)	5,606	103,711
VF Corp.	5,535	455,475
Consumer staples – 1.5%		618,389
Personal products – 1.5%
Coty, Inc., Class A	7,901	92,363
The Estee Lauder Companies, Inc., Class A	2,824	526,026
Industrials – 5.4%		2,173,676
Building products – 1.6%
Allegion PLC	3,642	422,618
Fortune Brands Home & Security, Inc.	3,882	233,114
Commercial services and supplies – 1.9%
Copart, Inc. (B)	6,692	553,027
Rollins, Inc. (A)	5,155	196,457
Machinery – 1.6%
Stanley Black & Decker, Inc.	4,235	640,883
Road and rail – 0.3%
Lyft, Inc., Class A (A)(B)	1,046	43,346
Uber Technologies, Inc. (A)(B)	2,674	84,231

SECURITIES LENDING COLLATERAL – 4.4%		$1,750,654
(Cost $1,750,495)
John Hancock Collateral Trust, 1.9934% (C)(D)	174,925	1,750,654
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$39,866
(Cost $39,866)
Money market funds – 0.1%		39,866
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	39,866	39,866
Total investments (Multifactor Consumer Discretionary ETF) (Cost $39,528,000) 104.4%		$41,968,966
Other assets and liabilities, net (4.4%)		(1,757,285)
Total net assets 100.0%		$40,211,681

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-19.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$30,242,843
(Cost $29,241,445)
Consumer discretionary – 1.2%		351,230
Household durables – 1.2%
Newell Brands, Inc.	18,515	351,230
Consumer staples – 95.5%		28,921,146
Beverages – 20.3%
Brown-Forman Corp., Class A	3,428	213,050
Brown-Forman Corp., Class B	9,857	645,831
Constellation Brands, Inc., Class A	3,097	589,452
Keurig Dr. Pepper, Inc. (A)	5,638	158,766
Molson Coors Brewing Company, Class B	7,321	385,963
Monster Beverage Corp. (B)	7,214	404,922
PepsiCo, Inc.	13,235	1,815,445
The Boston Beer Company, Inc., Class A (B)	376	140,797
The Coca-Cola Company	32,877	1,789,495
Food and staples retailing – 23.0%
Casey's General Stores, Inc.	1,792	306,092
Costco Wholesale Corp.	5,512	1,637,670
Performance Food Group Company (B)	4,693	199,969
Sysco Corp.	9,610	767,551
The Kroger Company	50,649	1,247,991
US Foods Holding Corp. (B)	10,345	410,386
Walgreens Boots Alliance, Inc.	10,100	553,278
Walmart, Inc.	15,838	1,857,164
Food products – 28.5%
Archer-Daniels-Midland Company	21,724	913,277
24	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Beyond Meat, Inc. (A)(B)	324	$27,362
Bunge, Ltd.	5,456	294,624
Campbell Soup Company (A)	9,075	420,263
Conagra Brands, Inc.	19,320	522,606
Flowers Foods, Inc.	6,695	145,415
General Mills, Inc.	13,024	662,401
Hormel Foods Corp.	9,792	400,395
Ingredion, Inc.	2,878	227,362
Kellogg Company	10,809	686,696
Lamb Weston Holdings, Inc.	4,410	344,156
Lancaster Colony Corp.	846	117,746
Mccormick & Co, Inc./Md	371	59,597
McCormick & Company, Inc.	4,325	694,984
Mondelez International, Inc., Class A	18,482	969,381
Pilgrim's Pride Corp. (B)	2,828	85,858
Post Holdings, Inc. (B)	3,817	392,769
Seaboard Corp.	13	54,848
The Hershey Company	3,071	451,038
The J.M. Smucker Company	4,276	451,888
The Kraft Heinz Company	6,378	206,201
Tyson Foods, Inc., Class A	5,977	494,836
Household products – 15.0%
Church & Dwight Company, Inc.	8,961	626,732
Colgate-Palmolive Company	9,023	618,978
Kimberly-Clark Corp.	5,243	696,690
The Clorox Company	4,896	723,090
The Procter & Gamble Company	15,051	1,874,000
Personal products – 0.5%
Herbalife Nutrition, Ltd. (B)	3,384	151,164
Tobacco – 8.2%
Altria Group, Inc.	26,709	1,196,296
Philip Morris International, Inc.	15,799	1,286,671
Materials – 3.2%		970,467
Chemicals – 3.2%
Corteva, Inc.	36,788	970,467

SECURITIES LENDING COLLATERAL – 0.7%		$209,722
(Cost $209,706)
John Hancock Collateral Trust, 1.9934% (C)(D)	20,955	209,722

SHORT-TERM INVESTMENTS – 0.0%		$13,425
(Cost $13,425)
Money market funds – 0.0%		13,425
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	13,425	13,425
Total investments (Multifactor Consumer Staples ETF) (Cost $29,464,576) 100.6%		$30,465,990
Other assets and liabilities, net (0.6%)		(193,268)
Total net assets 100.0%		$30,272,722

MULTIFACTOR CONSUMER STAPLES ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-19.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%		$510,652,474
(Cost $471,714,918)
Australia - 6.9%		35,864,986
AGL Energy, Ltd.	85,417	1,164,014
Alumina, Ltd.	40,347	63,099
APA Group	85,872	689,232
Aristocrat Leisure, Ltd.	19,520	425,235
ASX, Ltd.	9,543	541,225
Aurizon Holdings, Ltd.	222,341	903,773
Australia & New Zealand Banking Group, Ltd.	76,088	1,401,733
BHP Group PLC	68,749	1,454,337
BHP Group, Ltd.	84,627	2,096,021
BlueScope Steel, Ltd.	58,458	536,861
Brambles, Ltd.	90,075	742,824
CIMIC Group, Ltd. (A)	7,519	170,999
Cochlear, Ltd.	4,425	644,902
Coles Group, Ltd.	36,864	380,708
Commonwealth Bank of Australia	43,230	2,342,755
Computershare, Ltd.	35,278	384,988
Crown Resorts, Ltd.	28,540	244,996
CSL, Ltd.	13,000	2,293,095
Dexus	31,311	258,213
Evolution Mining, Ltd.	69,730	198,407
Fortescue Metals Group, Ltd. (A)	125,890	772,781
Goodman Group	29,092	288,418
Insurance Australia Group, Ltd.	56,153	307,172
Lendlease Group	47,753	614,890
Macquarie Group, Ltd.	15,570	1,436,553
Magellan Financial Group, Ltd.	5,563	184,618
Medibank Pvt., Ltd.	223,116	519,559
Mirvac Group	115,307	255,005
National Australia Bank, Ltd.	65,853	1,298,019
Newcrest Mining, Ltd.	13,968	301,208
Oil Search, Ltd.	110,130	543,258
Orica, Ltd.	16,414	258,963
Origin Energy, Ltd.	123,063	666,404
Qantas Airways, Ltd.	88,841	392,337
QBE Insurance Group, Ltd.	98,986	859,275
Ramsay Health Care, Ltd.	9,662	455,913
REA Group, Ltd. (A)	4,099	306,659
Santos, Ltd.	275,364	1,540,462
Scentre Group	60,873	160,624
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Sonic Healthcare, Ltd.	23,185	$455,878
South32, Ltd.	170,974	300,371
Stockland	87,021	293,171
Suncorp Group, Ltd. (B)	42,721	395,869
Sydney Airport	18,450	111,604
Tabcorp Holdings, Ltd.	139,010	459,701
Telstra Corp., Ltd.	142,880	343,546
The GPT Group	57,300	234,887
TPG Telecom, Ltd.	13,969	62,941
Transurban Group	31,211	319,102
Treasury Wine Estates, Ltd.	25,425	307,766
Vicinity Centres	92,464	170,087
Wesfarmers, Ltd.	25,323	693,664
Westpac Banking Corp.	93,921	1,825,381
WiseTech Global, Ltd. (A)	5,829	105,096
Woodside Petroleum, Ltd.	30,450	675,509
Woolworths Group, Ltd.	39,316	1,010,878
Austria - 0.2%		991,264
ANDRITZ AG	2,325	104,482
Erste Group Bank AG (B)	8,584	303,296
OMV AG	4,563	266,346
Raiffeisen Bank International AG	6,003	147,674
Telekom Austria AG (B)	3,125	24,196
Verbund AG	786	42,530
voestalpine AG	4,102	102,740
Belgium - 1.2%		6,083,942
Ackermans & van Haaren NV	2,569	393,516
Ageas	20,133	1,159,906
Anheuser-Busch InBev SA	19,885	1,598,187
Colruyt SA	4,582	254,778
Elia System Operator SA	3,157	272,259
Galapagos NV (B)	605	111,426
Galapagos NV (Euronext Amsterdam) (B)	584	107,374
KBC Group NV	8,445	592,435
Proximus SADP	12,775	392,370
Solvay SA	3,464	376,800
Telenet Group Holding NV (B)	1,428	70,130
UCB SA	4,045	326,095
Umicore SA (A)	10,393	428,666
Chile - 0.1%		276,533
Antofagasta PLC	24,643	276,533
Denmark - 1.7%		8,893,403
A.P. Moller - Maersk A/S, Series A	179	214,941
A.P. Moller - Maersk A/S, Series B	149	190,000
Carlsberg A/S, Class B	3,385	476,436
Chr. Hansen Holding A/S	6,924	531,740
Coloplast A/S, B Shares	2,684	323,574
Danske Bank A/S	17,735	253,168
Demant A/S (A)(B)	6,192	163,502
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
DSV Panalpina A/S	8,566	$831,576
Genmab A/S (B)	3,764	820,754
H Lundbeck A/S	7,083	241,721
Novo Nordisk A/S, B Shares	45,043	2,461,166
Novozymes A/S, B Shares	18,776	884,454
Orsted A/S (C)	3,962	347,702
Tryg A/S	6,355	177,582
Vestas Wind Systems A/S	11,940	975,087
Finland - 1.1%		5,610,605
Elisa OYJ	10,883	594,575
Fortum OYJ	13,845	338,117
Kesko OYJ, A Shares	1,314	80,921
Kesko OYJ, B Shares	4,193	279,178
Kone OYJ, Class B	11,324	720,622
Neste OYJ	12,205	440,630
Nokia OYJ (B)	90,909	334,036
Nordea Bank ABP	81,846	598,638
Sampo OYJ, A Shares	9,806	401,938
Stora Enso OYJ, R Shares	43,387	562,705
UPM-Kymmene OYJ	28,808	936,550
Wartsila OYJ ABP	30,569	322,695
France - 10.8%		55,828,412
Aeroports de Paris	2,299	437,056
Air Liquide SA	14,486	1,924,813
Airbus SE	13,801	1,977,295
AXA SA	58,470	1,545,022
BNP Paribas SA	27,892	1,456,621
Bouygues SA	41,409	1,755,523
Capgemini SE	11,048	1,244,280
Carrefour SA	18,094	307,946
Cie de Saint-Gobain	40,772	1,658,922
Cie Generale des Etablissements Michelin SCA	26,579	3,235,129
Credit Agricole SA	81,546	1,063,064
Danone SA	14,822	1,229,630
Dassault Systemes SE	4,686	711,261
Electricite de France SA	50,550	521,777
Engie SA	121,956	2,040,224
EssilorLuxottica SA	5,360	818,049
Hermes International	714	513,791
Kering SA	1,649	938,619
Legrand SA	22,251	1,737,207
L'Oreal SA	3,215	939,029
LVMH Moet Hennessy Louis Vuitton SE	7,222	3,081,890
Orange SA (A)	297,689	4,795,768
Pernod Ricard SA	2,351	434,089
Peugeot SA	94,947	2,404,558
Renault SA	19,638	1,002,563
Safran SA	11,348	1,795,878
Sanofi	24,043	2,216,165
Schneider Electric SE	30,501	2,833,209
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Societe Generale SA	24,154	$685,812
Sodexo SA	7,471	821,834
Thales SA	8,676	848,301
TOTAL SA	74,733	3,929,924
Unibail-Rodamco-Westfield (Euronext Amsterdam)	6,213	961,058
Vinci SA	16,785	1,883,855
Vivendi SA	74,632	2,078,250
Germany - 8.1%		41,989,047
adidas AG	4,204	1,298,480
Allianz SE	11,707	2,860,342
BASF SE	28,192	2,145,999
Bayer AG	41,297	3,205,761
Bayerische Motoren Werke AG	21,506	1,648,571
Beiersdorf AG	3,251	385,004
Continental AG	3,930	525,615
Daimler AG	28,533	1,668,360
Deutsche Bank AG	131,836	955,156
Deutsche Boerse AG	5,908	915,856
Deutsche Post AG	23,875	845,698
Deutsche Telekom AG	101,253	1,781,200
Deutsche Wohnen SE	41,402	1,557,532
E.ON SE	214,969	2,167,346
Evonik Industries AG	25,446	671,396
Fresenius Medical Care AG & Company KGaA	22,198	1,606,767
Fresenius SE & Company KGaA	5,742	301,886
Hannover Rueck SE	3,109	550,807
Hapag-Lloyd AG (C)	674	49,027
HeidelbergCement AG	13,948	1,036,680
Henkel AG & Company KGaA	1,567	150,959
Infineon Technologies AG	91,483	1,773,652
Knorr-Bremse AG	2,261	228,260
Merck KGaA	1,643	195,949
MTU Aero Engines AG	3,043	812,745
Muenchener Rueckversicherungs-Gesellschaft AG	4,791	1,330,925
RWE AG	29,142	888,561
SAP SE	13,064	1,731,493
Siemens AG	11,520	1,328,670
Siemens Healthineers AG (C)	3,063	130,180
Symrise AG	7,529	724,729
Traton SE (B)	2,448	62,761
TUI AG	28,269	369,459
Volkswagen AG	1,875	355,404
Vonovia SE	88,879	4,730,824
Wirecard AG	6,975	883,608
Zalando SE (B)(C)	2,616	113,385
Hong Kong - 3.4%		17,755,279
AIA Group, Ltd.	215,202	2,154,024
BOC Hong Kong Holdings, Ltd.	129,295	445,407
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
CK Asset Holdings, Ltd.	151,896	$1,060,096
CK Hutchison Holdings, Ltd.	128,273	1,186,546
CK Infrastructure Holdings, Ltd.	39,929	287,583
CLP Holdings, Ltd.	96,071	997,152
Dairy Farm International Holdings, Ltd.	22,800	137,484
Galaxy Entertainment Group, Ltd.	66,641	460,417
Hang Lung Properties, Ltd.	172,000	378,774
Hang Seng Bank, Ltd.	35,389	739,594
Henderson Land Development Company, Ltd.	84,326	422,292
HKT Trust & HKT, Ltd.	520,337	809,946
Hong Kong & China Gas Company, Ltd.	185,484	360,191
Hong Kong Exchanges & Clearing, Ltd.	39,623	1,238,582
Hongkong Land Holdings, Ltd.	80,900	444,950
Link REIT	42,526	463,637
MTR Corp., Ltd.	51,505	295,715
New World Development Company, Ltd.	859,060	1,231,973
Power Assets Holdings, Ltd.	104,573	746,502
Sino Land Company, Ltd.	336,927	504,679
Sun Hung Kai Properties, Ltd.	46,662	707,875
Swire Pacific, Ltd., Class A	41,865	399,009
Swire Pacific, Ltd., Class B	80,628	119,332
Swire Properties, Ltd.	85,201	268,505
Techtronic Industries Company, Ltd.	105,933	831,223
Wharf Real Estate Investment Company, Ltd.	87,992	518,676
Wheelock & Company, Ltd.	88,001	545,115
Ireland - 0.9%		4,775,977
AIB Group PLC	12,702	40,699
CRH PLC	28,667	1,045,183
DCC PLC	4,922	460,865
Experian PLC	29,565	928,882
ICON PLC (B)	1,764	259,132
James Hardie Industries PLC	29,040	497,777
Kerry Group PLC, Class A	2,036	246,227
Kingspan Group PLC	8,453	438,145
Smurfit Kappa Group PLC	25,753	859,067
Israel - 0.3%		1,523,946
Azrieli Group, Ltd.	740	57,019
Bank Hapoalim BM	30,689	245,526
Bank Leumi Le-Israel BM	35,392	257,740
Check Point Software Technologies, Ltd. (B)	2,518	283,048
Elbit Systems, Ltd.	798	130,790
Israel Chemicals, Ltd.	12,757	56,661
Mellanox Technologies, Ltd. (B)	705	79,454
Nice, Ltd. (B)	1,204	190,396
Teva Pharmaceutical Industries, Ltd. (B)	24,029	196,335
Wix.com, Ltd. (B)	221	26,977
Italy - 2.1%		11,022,640
Assicurazioni Generali SpA	25,267	512,338
Atlantia SpA	6,018	148,648
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Davide Campari-Milano SpA	29,425	$269,682
DiaSorin SpA	1,504	169,472
Enel SpA	168,477	1,304,453
Eni SpA	130,989	1,983,092
Ferrari NV	4,004	640,800
FinecoBank Banca Fineco SpA	34,963	393,966
Hera SpA	33,272	142,466
Infrastrutture Wireless Italiane SpA (C)	4,309	44,228
Intesa Sanpaolo SpA	312,443	782,904
Leonardo SpA	45,114	523,951
Mediobanca SpA	61,384	729,345
Moncler SpA	12,754	491,470
Poste Italiane SpA (C)	6,171	74,905
Prysmian SpA	12,886	297,733
Recordati SpA	7,731	324,907
Snam SpA	36,940	189,576
Telecom Italia SpA (B)	1,128,729	660,737
Terna Rete Elettrica Nazionale SpA	106,210	701,954
UniCredit SpA	40,641	515,438
UnipolSai Assicurazioni SpA (A)	43,213	120,575
Japan - 25.4%		131,648,738
ABC-Mart, Inc.	1,700	116,683
Acom Company, Ltd.	16,000	64,678
Advantest Corp.	9,400	429,980
Aeon Company, Ltd.	20,600	416,364
AGC, Inc.	13,500	478,285
Aisin Seiki Company, Ltd.	12,500	504,139
Ajinomoto Company, Inc.	15,700	299,099
Alfresa Holdings Corp.	6,900	155,227
Alps Alpine Company, Ltd.	14,600	316,566
ANA Holdings, Inc.	9,600	330,523
Asahi Group Holdings, Ltd.	9,200	462,106
Asahi Intecc Company, Ltd.	10,800	298,710
Asahi Kasei Corp.	53,000	593,955
Astellas Pharma, Inc.	39,000	670,473
Bandai Namco Holdings, Inc.	6,500	400,925
Bridgestone Corp.	37,400	1,564,777
Brother Industries, Ltd.	17,700	336,465
Calbee, Inc.	7,400	247,796
Canon, Inc.	22,100	605,524
Central Japan Railway Company	8,000	1,649,877
Chubu Electric Power Company, Inc.	20,400	306,741
Chugai Pharmaceutical Company, Ltd.	4,000	338,560
Coca-Cola Bottlers Japan Holdings, Inc.	7,700	175,717
Concordia Financial Group, Ltd. (A)	93,600	386,158
CyberAgent, Inc.	6,100	199,186
Dai Nippon Printing Company, Ltd.	26,300	707,464
Daifuku Company, Ltd.	8,000	429,952
Dai-ichi Life Holdings, Inc.	36,000	594,589
Daiichi Sankyo Company, Ltd.	7,700	508,561
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Daikin Industries, Ltd.	7,000	$986,171
Daito Trust Construction Company, Ltd.	4,000	531,705
Daiwa House Industry Company, Ltd.	28,200	974,303
Daiwa House REIT Investment Corp.	33	96,004
Daiwa Securities Group, Inc.	97,400	441,208
Denso Corp.	10,900	510,391
Dentsu, Inc.	4,300	154,729
Disco Corp.	1,400	309,255
East Japan Railway Company	19,900	1,813,007
Eisai Company, Ltd.	3,600	262,645
Electric Power Development Company, Ltd.	15,500	377,661
FamilyMart Company, Ltd.	3,300	82,298
FANUC Corp.	2,600	519,495
Fast Retailing Company, Ltd.	1,800	1,116,415
Fuji Electric Company, Ltd.	6,500	208,640
FUJIFILM Holdings Corp.	12,800	565,968
Fujitsu, Ltd.	2,500	222,492
GMO Payment Gateway, Inc.	2,000	147,819
Hakuhodo DY Holdings, Inc.	13,200	198,785
Hamamatsu Photonics KK	4,600	179,992
Hankyu Hanshin Holdings, Inc.	26,300	1,058,277
Hikari Tsushin, Inc.	700	154,239
Hino Motors, Ltd.	40,100	382,806
Hirose Electric Company, Ltd.	1,305	165,743
Hisamitsu Pharmaceutical Company, Inc.	1,800	84,418
Hitachi Chemical Company, Ltd. (A)	5,000	165,811
Hitachi Construction Machinery Company, Ltd.	12,700	331,759
Hitachi High-Technologies Corp.	2,400	150,076
Hitachi Metals, Ltd.	22,800	288,519
Hitachi, Ltd.	30,500	1,148,000
Honda Motor Company, Ltd.	53,600	1,458,686
Hoshizaki Corp.	2,800	239,323
Hoya Corp.	12,500	1,110,379
Hulic Company, Ltd.	14,300	156,221
Idemitsu Kosan Company, Ltd.	24,659	731,068
Iida Group Holdings Company, Ltd.	11,200	187,729
Inpex Corp.	33,100	308,786
Isuzu Motors, Ltd.	30,700	359,949
ITOCHU Corp.	46,000	966,338
Itochu Techno-Solutions Corp.	4,500	121,673
Japan Airlines Company, Ltd.	9,600	299,620
Japan Exchange Group, Inc.	38,700	644,016
Japan Post Bank Company, Ltd.	9,100	91,080
Japan Post Holdings Company, Ltd.	27,200	250,601
Japan Post Insurance Company, Ltd.	1,300	20,611
Japan Real Estate Investment Corp.	43	293,150
Japan Retail Fund Investment Corp.	66	153,850
Japan Tobacco, Inc. (A)	30,300	688,375
JFE Holdings, Inc.	17,300	218,760
JSR Corp.	8,700	164,898
JTEKT Corp.	40,800	526,111
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
JXTG Holdings, Inc.	103,200	$486,287
Kajima Corp.	51,100	707,142
Kansai Paint Company, Ltd.	6,900	167,545
Kao Corp.	15,500	1,253,707
KDDI Corp.	54,500	1,511,914
Keikyu Corp.	11,600	232,418
Keio Corp.	5,699	353,733
Keisei Electric Railway Company, Ltd.	6,400	263,152
Keyence Corp.	1,100	700,264
Kikkoman Corp.	5,000	241,894
Kintetsu Group Holdings Company, Ltd.	16,300	891,106
Kirin Holdings Company, Ltd.	28,100	599,144
Kobayashi Pharmaceutical Company, Ltd.	1,400	112,539
Koito Manufacturing Company, Ltd.	7,700	407,419
Komatsu, Ltd.	19,500	461,593
Konami Holdings Corp.	6,900	304,454
Kose Corp.	1,100	196,383
Kubota Corp.	22,500	360,483
Kuraray Company, Ltd.	37,600	451,457
Kyocera Corp.	10,800	713,506
Kyowa Kirin Company, Ltd.	8,300	153,247
Kyushu Electric Power Company, Inc.	67,700	677,595
Kyushu Railway Company	4,000	132,464
Lawson, Inc.	5,400	298,710
LINE Corp. (B)	1,600	59,054
Lion Corp.	12,200	256,628
LIXIL Group Corp.	31,000	580,972
M3, Inc.	13,400	322,775
Makita Corp.	3,000	102,262
Marubeni Corp.	53,600	379,695
Mazda Motor Corp.	65,300	607,063
Medipal Holdings Corp.	4,900	112,500
MEIJI Holdings Company, Ltd.	4,200	303,816
MINEBEA MITSUMI, Inc.	29,500	567,596
MISUMI Group, Inc.	14,900	378,203
Mitsubishi Chemical Holdings Corp.	110,000	845,160
Mitsubishi Corp.	45,300	1,158,218
Mitsubishi Electric Corp.	36,600	526,968
Mitsubishi Estate Company, Ltd.	16,000	311,919
Mitsubishi Heavy Industries, Ltd.	14,500	590,435
Mitsubishi Motors Corp.	12,800	58,965
Mitsubishi Tanabe Pharma Corp.	2,800	33,723
Mitsubishi UFJ Financial Group, Inc.	342,100	1,803,141
Mitsubishi UFJ Lease & Finance Company, Ltd.	72,600	449,280
Mitsui & Company, Ltd.	54,500	941,481
Mitsui Chemicals, Inc.	30,600	736,800
Mitsui Fudosan Company, Ltd.	21,200	545,370
Mizuho Financial Group, Inc.	590,700	922,346
MonotaRO Company, Ltd.	8,300	253,749
MS&AD Insurance Group Holdings, Inc.	14,400	467,412
Murata Manufacturing Company, Ltd.	11,800	639,965
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nagoya Railroad Company, Ltd.	8,700	$277,647
NEC Corp.	8,500	338,097
Nexon Company, Ltd. (B)	5,800	67,333
NGK Insulators, Ltd.	19,000	294,214
NH Foods, Ltd.	4,600	193,395
Nidec Corp.	3,400	505,888
Nikon Corp. (A)	30,900	397,308
Nintendo Company, Ltd.	1,500	535,868
Nippon Building Fund, Inc.	22	166,875
Nippon Express Company, Ltd.	11,900	683,585
Nippon Paint Holdings Company, Ltd.	2,200	121,086
Nippon Prologis REIT, Inc.	36	100,569
Nippon Shinyaku Company, Ltd.	1,200	108,783
Nippon Steel Corp.	27,100	398,961
Nippon Telegraph & Telephone Corp.	45,600	2,267,662
Nissan Chemical Corp.	9,100	377,115
Nissan Motor Company, Ltd.	77,700	495,503
Nisshin Seifun Group, Inc.	10,500	208,825
Nissin Foods Holdings Company, Ltd.	2,900	219,971
Nitori Holdings Company, Ltd.	2,600	397,077
Nitto Denko Corp.	4,000	223,486
Nomura Holdings, Inc.	94,800	434,341
Nomura Real Estate Master Fund, Inc.	124	236,862
Nomura Research Institute, Ltd.	11,800	252,253
NSK, Ltd.	50,300	472,733
NTT Data Corp.	20,800	275,525
NTT DOCOMO, Inc.	38,100	1,048,495
Obayashi Corp.	101,900	1,055,714
Obic Company, Ltd.	800	101,013
Odakyu Electric Railway Company, Ltd.	24,100	589,208
Oji Holdings Corp.	100,600	525,776
Olympus Corp.	38,000	520,235
Omron Corp.	2,600	153,924
Ono Pharmaceutical Company, Ltd.	5,800	109,825
Oracle Corp. Japan	1,100	97,479
Oriental Land Company, Ltd.	2,700	396,739
ORIX Corp.	41,800	659,837
Orix JREIT, Inc.	46	103,995
Osaka Gas Company, Ltd.	43,100	846,411
Otsuka Corp.	7,900	320,808
Otsuka Holdings Company, Ltd.	8,000	335,822
Pan Pacific International Holdings Corp.	30,700	484,759
Panasonic Corp.	78,000	661,562
PeptiDream, Inc. (B)	5,400	272,735
Persol Holdings Company, Ltd.	6,400	123,732
Pigeon Corp.	4,100	201,767
Pola Orbis Holdings, Inc.	6,400	145,755
Rakuten, Inc.	16,800	161,310
Recruit Holdings Company, Ltd.	25,100	838,408
Renesas Electronics Corp. (B)	12,000	82,142
Resona Holdings, Inc.	71,800	315,547
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Ricoh Company, Ltd. (A)	57,200	$513,242
Rohm Company, Ltd.	6,100	488,655
Ryohin Keikaku Company, Ltd.	17,800	399,288
Santen Pharmaceutical Company, Ltd.	13,900	247,514
SBI Holdings, Inc.	17,300	379,270
Secom Company, Ltd.	3,000	279,312
Seibu Holdings, Inc.	16,400	290,210
Seiko Epson Corp.	24,300	345,714
Sekisui Chemical Company, Ltd.	63,700	1,118,970
Sekisui House, Ltd.	20,200	437,615
Seven & i Holdings Company, Ltd.	35,100	1,331,206
SG Holdings Company, Ltd.	9,100	226,353
Sharp Corp. (A)	3,600	41,926
Shimadzu Corp.	9,300	251,028
Shimano, Inc.	1,100	184,173
Shimizu Corp.	64,500	604,995
Shin-Etsu Chemical Company, Ltd.	7,400	832,376
Shionogi & Company, Ltd.	6,700	403,965
Shiseido Company, Ltd.	8,400	696,834
Showa Denko KK	13,700	389,691
SMC Corp.	800	349,216
Softbank Corp.	26,900	369,516
SoftBank Group Corp.	71,100	2,755,737
Sohgo Security Services Company, Ltd.	2,100	114,805
Sompo Holdings, Inc.	10,400	411,171
Sony Corp.	27,900	1,709,796
Sony Financial Holdings, Inc.	7,900	170,927
Stanley Electric Company, Ltd.	10,900	305,509
Subaru Corp.	18,700	540,216
Sumitomo Chemical Company, Ltd.	228,900	1,056,576
Sumitomo Corp.	38,400	626,236
Sumitomo Dainippon Pharma Company, Ltd.	8,800	154,827
Sumitomo Electric Industries, Ltd.	43,100	596,634
Sumitomo Metal Mining Company, Ltd.	15,400	520,812
Sumitomo Mitsui Financial Group, Inc.	39,500	1,417,696
Sumitomo Mitsui Trust Holdings, Inc.	8,000	294,232
Sumitomo Realty & Development Company, Ltd.	4,300	156,837
Sundrug Company, Ltd.	5,200	172,924
Suntory Beverage & Food, Ltd.	3,200	136,756
Suzuken Company, Ltd.	1,800	96,573
Suzuki Motor Corp. (A)	11,600	551,216
Sysmex Corp.	4,900	321,228
T&D Holdings, Inc.	40,200	453,670
Taisei Corp.	7,600	302,299
Taisho Pharmaceutical Holdings Company, Ltd.	3,400	244,374
Taiyo Nippon Sanso Corp.	15,100	356,461
Takeda Pharmaceutical Company, Ltd.	30,947	1,124,461
TDK Corp.	17,100	1,713,085
Terumo Corp.	15,000	492,577
The Chiba Bank, Ltd.	71,500	393,529
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
The Chugoku Electric Power Company, Inc.	32,600	$434,546
The Kansai Electric Power Company, Inc.	39,900	466,709
The Shizuoka Bank, Ltd.	49,900	384,041
Tobu Railway Company, Ltd.	23,300	781,301
Toho Company, Ltd.	4,000	161,695
Tohoku Electric Power Company, Inc.	86,400	890,334
Tokio Marine Holdings, Inc.	21,400	1,161,604
Tokyo Century Corp.	4,800	223,782
Tokyo Electric Power Company Holdings, Inc. (B)	238,900	1,109,364
Tokyo Electron, Ltd.	3,600	735,119
Tokyo Gas Company, Ltd.	19,200	469,943
Tokyu Corp.	6,700	127,114
Toppan Printing Company, Ltd.	25,900	481,799
Toray Industries, Inc.	69,700	496,904
Toshiba Corp.	12,000	411,267
Tosoh Corp.	34,300	475,292
TOTO, Ltd.	7,500	309,075
Toyota Industries Corp.	5,000	303,409
Toyota Motor Corp.	114,800	8,009,080
Toyota Tsusho Corp.	7,100	247,602
Trend Micro, Inc.	10,300	524,028
Tsuruha Holdings, Inc.	1,900	214,948
Unicharm Corp.	13,000	443,615
United Urban Investment Corp.	69	139,143
USS Company, Ltd.	17,900	348,711
West Japan Railway Company	6,000	522,659
Yakult Honsha Company, Ltd.	1,200	69,044
Yamada Denki Company, Ltd.	47,100	227,865
Yamaha Corp.	6,000	281,393
Yamaha Motor Company, Ltd.	24,200	479,053
Yamato Holdings Company, Ltd.	5,100	86,050
Yamazaki Baking Company, Ltd.	6,000	102,456
Yaskawa Electric Corp.	17,300	668,924
Z Holdings Corp.	37,000	114,315
ZOZO, Inc. (A)	14,000	327,774
Luxembourg - 0.2%		1,121,328
ArcelorMittal	23,439	345,961
Millicom International Cellular SA (A)	14,536	663,861
Tenaris SA	11,039	111,506
Macau - 0.1%		456,419
Sands China, Ltd.	65,200	322,352
Wynn Macau, Ltd.	61,521	134,067
Mexico - 0.0%		86,068
Fresnillo PLC	9,368	86,068
Netherlands - 3.7%		18,988,485
ABN AMRO Bank NV (C)	27,317	508,648
Adyen NV (B)(C)	665	466,957
Akzo Nobel NV	19,686	1,813,021
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
ASML Holding NV	7,710	$2,021,391
Heineken Holding NV	6,505	619,774
Heineken NV	8,929	911,092
ING Groep NV	101,159	1,143,027
Koninklijke Ahold Delhaize NV	47,082	1,172,667
Koninklijke DSM NV	13,806	1,636,534
Koninklijke Philips NV	30,198	1,323,023
Royal Dutch Shell PLC, B Shares	196,401	5,636,886
Wolters Kluwer NV	23,562	1,735,465
New Zealand - 0.2%		847,848
a2 Milk Company, Ltd. (B)	14,342	119,568
Auckland International Airport, Ltd.	22,990	137,114
Fisher & Paykel Healthcare Corp., Ltd.	13,134	161,297
Meridian Energy, Ltd.	37,930	111,893
Ryman Healthcare, Ltd.	5,404	44,741
Spark New Zealand, Ltd.	62,744	180,265
Xero, Ltd. (B)	1,956	92,970
Norway - 0.6%		3,005,916
Adevinta ASA, B Shares (B)	2,314	26,464
Aker ASA, A Shares	554	29,482
Aker BP ASA (A)	3,754	103,814
DNB ASA	28,486	518,452
Equinor ASA	60,026	1,112,101
Gjensidige Forsikring ASA	2,691	50,384
Mowi ASA (A)	8,818	215,331
Norsk Hydro ASA	29,817	105,385
Orkla ASA	9,438	90,811
Salmar ASA	1,654	77,195
Schibsted ASA, A Shares	1,701	50,023
Schibsted ASA, B Shares	2,490	69,646
Telenor ASA	21,169	396,925
Yara International ASA	4,102	159,903
Portugal - 0.1%		777,781
EDP - Energias de Portugal SA	69,947	287,954
Galp Energia SGPS SA	12,990	206,950
Jeronimo Martins SGPS SA	16,853	282,877
Singapore - 1.1%		5,708,264
Ascendas Real Estate Investment Trust	71,200	165,843
CapitaLand Commercial Trust	55,700	83,901
CapitaLand Mall Trust	72,500	135,310
CapitaLand, Ltd.	82,700	218,759
City Developments, Ltd.	42,600	337,745
DBS Group Holdings, Ltd.	33,658	643,013
Genting Singapore, Ltd.	118,900	82,124
Jardine Cycle & Carriage, Ltd.	2,800	67,318
Keppel Corp., Ltd. (A)	49,300	248,501
Oversea-Chinese Banking Corp., Ltd.	111,110	894,791
Sea, Ltd., ADR (A)(B)	1,392	41,426
Singapore Airlines, Ltd.	64,600	446,663
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Singapore (continued)
Singapore Exchange, Ltd.	59,600	$391,509
Singapore Technologies Engineering, Ltd.	48,200	141,312
Singapore Telecommunications, Ltd.	260,300	631,169
United Overseas Bank, Ltd.	54,124	1,067,010
Wilmar International, Ltd.	40,600	111,870
Spain - 3.0%		15,365,314
ACS Actividades de Construccion y Servicios SA	17,125	695,250
Aena SME SA (C)	2,441	447,983
Amadeus IT Group SA	14,314	1,059,411
Banco Bilbao Vizcaya Argentaria SA	155,214	817,856
Banco Santander SA (A)	453,702	1,819,185
CaixaBank SA	230,979	660,980
Cellnex Telecom SA (B)(C)	10,136	437,176
Cellnex Telecom SA, Interim Shares (B)	2,934	126,639
EDP Renovaveis SA	13,749	156,765
Endesa SA	10,481	285,312
Ferrovial SA	23,724	700,335
Grifols SA	33,622	1,083,300
Iberdrola SA	193,133	1,984,038
Industria de Diseno Textil SA (A)	36,952	1,152,253
Naturgy Energy Group SA	36,503	994,087
Red Electrica Corp. SA	15,385	309,815
Repsol SA	93,273	1,529,683
Telefonica SA	144,098	1,105,246
Sweden - 2.6%		13,508,709
Alfa Laval AB	10,000	231,568
Assa Abloy AB, B Shares	12,188	289,700
Atlas Copco AB, A Shares (A)	18,448	653,147
Atlas Copco AB, B Shares	10,915	338,860
Boliden AB	44,576	1,201,349
Castellum AB	9,502	194,541
Electrolux AB, Series B	16,494	433,994
Epiroc AB, A Shares (A)	19,940	224,768
Epiroc AB, B Shares (A)	10,918	118,990
Essity AB, B Shares	13,447	420,537
Fabege AB	11,629	173,814
Fastighets AB Balder, B Shares (B)	5,724	222,204
Hennes & Mauritz AB, B Shares (A)	26,453	553,947
Hexagon AB, B Shares	4,808	245,982
Husqvarna AB, B Shares	31,009	237,726
ICA Gruppen AB	1,158	51,324
Lundin Petroleum AB	2,446	80,938
Nibe Industrier AB, B Shares	11,286	154,630
Sandvik AB	48,760	862,156
Securitas AB, B Shares	23,216	372,061
Skandinaviska Enskilda Banken AB, A Shares	36,577	351,256
Skandinaviska Enskilda Banken AB, C Shares	374	3,622
Skanska AB, B Shares	17,582	375,025
SKF AB, B Shares	68,716	1,244,966
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Svenska Cellulosa AB SCA, B Shares	66,831	$682,301
Svenska Handelsbanken AB, A Shares	45,424	455,735
Svenska Handelsbanken AB, B Shares	1,764	17,742
Swedbank AB, A Shares	29,394	412,034
Swedish Match AB	3,561	167,510
Swedish Orphan Biovitrum AB (B)	8,307	131,835
Tele2 AB, B Shares	15,195	217,729
Telefonaktiebolaget LM Ericsson, B Shares	42,275	370,169
Telia Company AB	74,163	326,772
Trelleborg AB, B Shares	16,492	266,955
Volvo AB, A Shares	14,976	224,462
Volvo AB, B Shares	79,954	1,198,360
Switzerland - 9.5%		49,246,612
ABB, Ltd.	172,203	3,610,722
Alcon, Inc. (B)	27,499	1,623,605
Chocoladefabriken Lindt & Spruengli AG	2	163,770
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	19	141,140
Cie Financiere Richemont SA	17,857	1,404,310
Coca-Cola HBC AG	21,057	640,322
Credit Suisse Group AG (B)	190,539	2,361,583
Givaudan SA	709	2,081,554
Glencore PLC (B)	362,679	1,091,841
LafargeHolcim, Ltd. (B)	38,980	2,009,934
Lonza Group AG (B)	5,475	1,969,724
Nestle SA	69,984	7,469,688
Novartis AG	54,979	4,796,698
Partners Group Holding AG	1,306	1,018,065
Roche Holding AG	16,389	4,929,572
Roche Holding AG, Bearer Shares	1,372	408,506
Schindler Holding AG	1,588	375,294
Schindler Holding AG, Participation Certificates	3,218	786,604
SGS SA	378	983,739
Sika AG	9,956	1,710,202
STMicroelectronics NV	86,739	1,968,310
Swiss Re AG	26,052	2,727,308
Swisscom AG (A)	4,242	2,166,676
UBS Group AG (B)	84,986	1,002,520
Zurich Insurance Group AG	4,620	1,804,925
United Arab Emirates - 0.0%		153,980
NMC Health PLC	5,451	153,980
United Kingdom - 15.3%		78,989,144
3i Group PLC	107,171	1,564,301
Admiral Group PLC	15,913	416,358
Anglo American PLC	74,389	1,907,474
Ashtead Group PLC	39,184	1,190,531
Associated British Foods PLC	11,293	325,288
AstraZeneca PLC	31,481	3,055,637
AVEVA Group PLC	1,198	64,830
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Aviva PLC	295,353	$1,586,839
BAE Systems PLC	239,664	1,786,940
Barclays PLC	442,617	961,068
Barratt Developments PLC	79,549	649,734
BP PLC	1,090,690	6,905,745
British American Tobacco PLC	46,527	1,626,763
BT Group PLC	171,816	455,109
Bunzl PLC	25,890	672,713
Burberry Group PLC	37,423	989,814
CNH Industrial NV	67,346	732,412
Coca-Cola European Partners PLC	26,099	1,399,089
Compass Group PLC	51,823	1,378,731
Croda International PLC	9,352	582,807
Diageo PLC	62,128	2,544,055
Ferguson PLC	17,404	1,483,217
Fiat Chrysler Automobiles NV	55,635	864,500
GlaxoSmithKline PLC	123,699	2,830,934
Halma PLC	22,317	541,033
Hargreaves Lansdown PLC	21,283	488,012
HSBC Holdings PLC	492,823	3,717,864
Imperial Brands PLC	56,604	1,239,607
Informa PLC	58,246	584,120
InterContinental Hotels Group PLC	7,088	427,409
Intertek Group PLC	12,096	837,707
JD Sports Fashion PLC	18,164	180,606
Johnson Matthey PLC	9,836	390,743
Just Eat PLC (B)	17,660	167,962
Land Securities Group PLC	25,269	307,362
Legal & General Group PLC	401,491	1,369,998
Lloyds Banking Group PLC	1,643,048	1,207,626
London Stock Exchange Group PLC	11,604	1,044,183
M&G PLC (B)	40,182	111,166
Melrose Industries PLC	251,090	692,384
Mondi PLC	42,016	868,540
National Grid PLC	111,875	1,304,777
Next PLC	12,885	1,097,429
Ocado Group PLC (B)	14,621	251,441
Pearson PLC	54,391	480,145
Persimmon PLC	24,303	716,072
Prudential PLC	40,182	701,159
Reckitt Benckiser Group PLC	8,938	689,782
RELX PLC	62,369	1,499,507
Rentokil Initial PLC	134,662	791,978
Rio Tinto PLC	33,792	1,755,195
Rio Tinto, Ltd.	17,421	1,090,760
Rolls-Royce Holdings PLC (B)	81,234	745,278
RSA Insurance Group PLC	73,953	499,720
Schroders PLC	5,523	221,192
Schroders PLC, Non-Voting Shares	3,600	108,075
Segro PLC	28,890	315,593
Severn Trent PLC	11,077	323,223
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Smith & Nephew PLC	66,274	$1,417,159
Smiths Group PLC	20,839	435,091
Spirax-Sarco Engineering PLC	3,534	362,410
SSE PLC	56,325	935,473
St. James's Place PLC	38,861	523,478
Standard Chartered PLC	180,990	1,641,748
Standard Life Aberdeen PLC	174,788	686,443
Taylor Wimpey PLC	251,654	538,934
Tesco PLC	317,151	965,245
The British Land Company PLC	32,911	264,294
The Royal Bank of Scotland Group PLC	93,526	257,415
The Sage Group PLC	86,435	805,073
Unilever NV (A)	31,901	1,884,510
Unilever PLC	31,554	1,887,406
United Utilities Group PLC	41,013	461,822
Vodafone Group PLC	800,167	1,629,744
Whitbread PLC	9,869	518,609
WPP PLC	82,780	1,031,753
United States - 0.0%		131,834

Carnival PLC	3,295	131,834

PREFERRED SECURITIES - 0.8%		$3,780,648
(Cost $3,410,965)
Germany - 0.8%		3,775,813
Bayerische Motoren Werke AG	5,925	365,215
Henkel AG & Company KGaA	2,149	223,402
Porsche Automobil Holding SE	11,063	814,601
Sartorius AG	2,360	458,657
Volkswagen AG	10,050	1,913,938
United Kingdom - 0.0%		4,835

Rolls-Royce Holdings PLC (B)	3,736,764	4,835

RIGHTS - 0.0%		$159
(Cost $0)
Adevinta ASA (Expiration Date: 11-12-19; Strike Price: NOK 0.20) (B)	1,040	159

SECURITIES LENDING COLLATERAL - 2.9%		$15,268,082
(Cost $15,266,966)
John Hancock Collateral Trust, 1.9934% (D)(E)	1,525,588	15,268,082

SHORT-TERM INVESTMENTS - 0.1%		$500,332
(Cost $500,332)
Money market funds - 0.1%		500,332
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (D)	500,332	500,332
Total investments (Multifactor Developed International ETF) (Cost $490,893,181) - 102.4%		$530,201,695
Other assets and liabilities, net - (2.4%)		(12,417,846)
Total net assets - 100.0%		$517,783,849

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

Currency Abbreviations
NOK	Norwegian Krone

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 10-31-19.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 10-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 96.9%		$795,555,482
(Cost $779,077,324)
Brazil - 5.6%		46,278,806
Ambev SA	794,000	3,437,555
Atacadao SA	28,700	136,622
B2W Cia Digital (A)	10,397	131,568
B3 SA - Brasil Bolsa Balcao	236,200	2,846,591
Banco Bradesco SA	186,100	1,522,864
Banco BTG Pactual SA	29,000	469,271
Banco do Brasil SA	186,500	2,236,941
BB Seguridade Participacoes SA	142,500	1,205,840
BRF SA (A)	35,800	316,674
CCR SA	264,900	1,084,834
Centrais Eletricas Brasileiras SA	62,800	618,864
Cia de Saneamento Basico do Estado de Sao Paulo	120,500	1,639,525
Cia Energetica de Minas Gerais	7,700	28,676
Cia Siderurgica Nacional SA	140,300	412,400
Cielo SA	250,400	471,558
Cosan SA	13,900	200,100
Energisa SA	17,600	210,092
Engie Brasil Energia SA	60,425	681,256
Equatorial Energia SA	15,300	388,293
Hapvida Participacoes e Investimentos SA (B)	28,200	395,491
Hypera SA	54,000	461,658
IRB Brasil Resseguros SA	52,500	494,215
JBS SA	223,100	1,572,215
Localiza Rent a Car SA	48,100	517,377
Lojas Americanas SA	51,000	191,961
Lojas Renner SA	160,660	2,031,062
Magazine Luiza SA	89,000	989,677
Natura Cosmeticos SA	44,400	344,635
Neoenergia SA	59,700	311,706
Notre Dame Intermedica Participacoes SA	20,400	304,902
Pagseguro Digital, Ltd., Class A (A)	14,713	545,558
Petrobras Distribuidora SA	57,000	401,544
Petroleo Brasileiro SA	619,300	5,044,617
Porto Seguro SA	12,600	180,161
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Raia Drogasil SA	53,900	$1,476,933
Rumo SA (A)	190,500	1,081,955
StoneCo, Ltd., Class A (A)(C)	4,033	148,368
Suzano SA	91,665	745,303
TIM Participacoes SA	315,100	896,384
Ultrapar Participacoes SA	155,000	728,590
Vale SA (A)	726,900	8,546,652
WEG SA	130,400	828,318
Chile - 0.9%		7,711,829
Aguas Andinas SA, Class A	460,683	211,324
Banco de Chile	4,302,175	553,906
Banco de Credito e Inversiones SA	6,509	362,131
Banco Santander Chile	8,828,170	546,808
Cencosud SA	248,273	337,086
Cencosud Shopping SA (A)	62,613	148,100
Cia Cervecerias Unidas SA	32,175	320,814
Colbun SA	2,238,234	387,082
Empresas CMPC SA	256,597	586,932
Empresas COPEC SA	59,613	533,994
Enel Americas SA	8,225,902	1,542,289
Enel Chile SA	5,943,791	489,634
Itau CorpBanca	37,673,435	228,218
Latam Airlines Group SA	95,920	1,061,575
SACI Falabella	78,964	401,936
China - 23.5%		192,544,587
58.com, Inc., ADR (A)	13,265	700,525
Agricultural Bank of China, Ltd., H Shares	4,698,000	1,936,096
Air China, Ltd., H Shares	720,000	637,534
Alibaba Group Holding, Ltd., ADR (A)	126,176	22,291,514
Aluminum Corp. of China, Ltd., H Shares (A)	1,214,000	360,899
Anhui Conch Cement Company, Ltd., H Shares	414,000	2,479,975
ANTA Sports Products, Ltd.	236,000	2,312,515
Baidu, Inc., ADR (A)	25,957	2,643,720
Bank of China, Ltd., H Shares	12,218,000	5,003,991
Bank of Communications Company, Ltd., H Shares	4,260,000	2,913,304
BeiGene, Ltd., ADR (A)	2,549	352,629
BYD Company, Ltd., H Shares (C)	177,500	835,672
CGN Power Company, Ltd., H Shares (B)	2,024,000	526,808
China Cinda Asset Management Company, Ltd., H Shares	1,837,000	382,039
China CITIC Bank Corp., Ltd., H Shares	2,611,000	1,515,757
China Coal Energy Company, Ltd., H Shares	651,000	259,978
China Communications Construction Company, Ltd., H Shares	1,397,000	1,064,099
China Construction Bank Corp., H Shares	15,241,000	12,270,272
China Eastern Airlines Corp., Ltd., H Shares (A)	534,000	267,078
China Everbright Bank Company, Ltd., H Shares	625,000	287,871
China Evergrande Group (A)	1,062,000	2,593,450
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Galaxy Securities Company, Ltd., H Shares	724,500	$370,676
China Life Insurance Company, Ltd., H Shares	998,000	2,597,599
China Merchants Bank Company, Ltd., H Shares	692,500	3,313,313
China Merchants Securities Company, Ltd., H Shares (B)	129,000	146,484
China Minsheng Banking Corp., Ltd., H Shares	1,668,500	1,168,719
China Molybdenum Company, Ltd., H Shares	618,000	195,547
China Pacific Insurance Group Company, Ltd., H Shares	447,600	1,627,595
China Petroleum & Chemical Corp., H Shares	4,894,000	2,809,880
China Railway Construction Corp., H Shares	587,000	642,594
China Railway Group, Ltd., H Shares	855,000	515,987
China Railway Signal & Communication Corp., Ltd., H Shares (B)	109,000	65,224
China Shenhua Energy Company, Ltd., H Shares	1,030,000	2,094,773
China Southern Airlines Company, Ltd., H Shares	738,000	455,736
China Telecom Corp., Ltd., H Shares	4,810,000	2,049,760
China Vanke Company, Ltd., H Shares	497,400	1,818,200
CITIC Securities Company, Ltd., H Shares (C)	453,000	834,597
CNOOC, Ltd.	4,605,000	6,909,527
Country Garden Holdings Company, Ltd.	2,309,000	3,217,051
CRRC Corp., Ltd., H Shares	739,000	495,011
CSC Financial Company, Ltd., H Shares (B)	70,000	48,675
CSPC Pharmaceutical Group, Ltd.	876,000	2,252,115
Dongfeng Motor Group Company, Ltd., H Shares	576,000	579,109
ENN Energy Holdings, Ltd.	160,500	1,838,920
Fosun International, Ltd.	963,500	1,263,736
GF Securities Company, Ltd., H Shares (A)	282,800	295,512
Great Wall Motor Company, Ltd., H Shares	969,500	789,187
Guangzhou Automobile Group Company, Ltd., H Shares	704,000	705,105
Guotai Junan Securities Company, Ltd., H Shares (B)	108,200	165,661
Haitong Securities Company, Ltd., H Shares	598,400	613,082
Hengan International Group Company, Ltd.	223,000	1,559,182
Huaneng Power International, Inc., H Shares	1,364,000	649,134
Huatai Securities Company, Ltd., H Shares (B)	299,800	446,772
Huazhu Group, Ltd., ADR	20,073	759,964
Industrial & Commercial Bank of China, Ltd., H Shares	11,896,000	8,560,348
iQIYI, Inc., ADR (A)(C)	12,941	225,562
JD.com, Inc., ADR (A)	115,773	3,606,329
Lenovo Group, Ltd.	394,000	275,479
Longfor Group Holdings, Ltd. (B)	495,500	2,060,975
NetEase, Inc., ADR	16,768	4,793,300
New China Life Insurance Company, Ltd., H Shares	132,200	515,293
New Oriental Education & Technology Group, Inc., ADR (A)	15,490	1,890,709
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Orient Securities Company, Ltd., H Shares (B)	161,200	$90,290
PetroChina Company, Ltd., H Shares	4,940,000	2,426,605
PICC Property & Casualty Company, Ltd., H Shares	1,442,000	1,830,626
Ping An Insurance Group Company of China, Ltd., H Shares	770,000	8,915,562
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,201,000	770,766
Shandong Gold Mining Company, Ltd., H Shares (B)	18,550	43,643
Shanghai Electric Group Company, Ltd., H Shares	550,000	168,417
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	86,000	243,592
Shenwan Hongyuan Group Company, Ltd., H Shares (A)(B)	140,000	39,654
Shenzhou International Group Holdings, Ltd.	139,700	1,935,698
Sinopharm Group Company, Ltd., H Shares	344,000	1,235,516
Sunac China Holdings, Ltd.	602,000	2,742,054
Sunny Optical Technology Group Company, Ltd.	117,600	1,902,558
TAL Education Group, ADR (A)	45,847	1,962,710
Tencent Holdings, Ltd.	718,100	29,392,102
The People's Insurance Company Group of China, Ltd., H Shares	1,425,000	601,803
Trip.com Group, Ltd., ADR (A)	63,261	2,086,980
Tsingtao Brewery Company, Ltd., H Shares	32,000	185,973
Want Want China Holdings, Ltd.	1,974,000	1,667,311
Weibo Corp., ADR (A)	7,731	380,288
Weichai Power Company, Ltd., H Shares	729,000	1,151,488
Wuxi Biologics Cayman, Inc. (A)(B)	21,000	247,841
Yum China Holdings, Inc.	77,401	3,289,543
Zijin Mining Group Company, Ltd., H Shares	1,860,000	643,122
ZTE Corp., H Shares (A)	127,400	357,605
ZTO Express Cayman, Inc., ADR	62,486	1,374,692
Hong Kong - 4.6%		37,917,276
Alibaba Health Information Technology, Ltd. (A)	656,000	662,051
China Gas Holdings, Ltd.	602,800	2,572,650
China Mengniu Dairy Company, Ltd. (A)	468,000	1,871,952
China Mobile, Ltd.	1,336,500	10,879,301
China Overseas Land & Investment, Ltd.	1,196,000	3,784,376
China Resources Beer Holdings Company, Ltd.	246,000	1,266,456
China Resources Gas Group, Ltd.	244,000	1,472,524
China Resources Land, Ltd.	948,000	4,045,906
China Taiping Insurance Holdings Company, Ltd.	408,600	922,748
China Unicom Hong Kong, Ltd.	2,100,000	2,081,861
CITIC, Ltd.	1,334,000	1,753,091
Geely Automobile Holdings, Ltd.	1,467,000	2,788,867
Guangdong Investment, Ltd.	590,000	1,279,712
Shimao Property Holdings, Ltd.	89,500	300,895
Sino Biopharmaceutical, Ltd.	969,000	1,448,981
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Sun Art Retail Group, Ltd.	769,000	$785,905
India - 11.9%		97,578,457
ABB India, Ltd.	6,237	127,503
ACC, Ltd.	12,608	279,610
Adani Ports and Special Economic Zone, Ltd.	194,044	1,083,087
Ambuja Cements, Ltd.	180,711	517,200
Asian Paints, Ltd.	62,988	1,606,475
Aurobindo Pharma, Ltd.	84,916	562,445
Avenue Supermarts, Ltd. (A)(B)	13,906	390,984
Axis Bank, Ltd.	43,761	451,685
Axis Bank, Ltd., GDR	33,539	1,740,674
Bajaj Auto, Ltd.	10,595	484,424
Bajaj Finance, Ltd.	23,073	1,310,627
Bajaj Finserv, Ltd.	7,147	819,204
Bajaj Holdings & Investment, Ltd.	5,301	272,790
Bank of Baroda (A)	145,430	199,501
Berger Paints India, Ltd.	41,612	304,483
Bharat Petroleum Corp., Ltd.	289,007	2,141,819
Bharti Airtel, Ltd.	371,515	1,955,818
Bharti Infratel, Ltd.	146,033	391,082
Biocon, Ltd.	30,449	105,262
Bosch, Ltd.	1,319	283,963
Britannia Industries, Ltd.	13,177	608,599
Cipla, Ltd.	69,741	464,096
Coal India, Ltd.	181,270	532,217
Colgate-Palmolive India, Ltd.	19,489	425,891
Container Corp. of India, Ltd.	43,305	359,029
Dabur India, Ltd.	140,664	916,226
Divi's Laboratories, Ltd.	14,607	360,167
DLF, Ltd.	93,951	243,458
Dr. Reddy's Laboratories, Ltd.	21,688	852,491
Eicher Motors, Ltd.	2,595	827,941
GAIL India, Ltd.	352,032	684,919
GlaxoSmithKline Consumer Healthcare, Ltd.	2,227	289,928
Godrej Consumer Products, Ltd.	97,115	1,010,600
Grasim Industries, Ltd.	51,167	555,467
Havells India, Ltd.	53,334	519,288
HCL Technologies, Ltd.	129,696	2,113,791
HDFC Life Insurance Company, Ltd. (B)	28,136	248,203
Hero MotoCorp, Ltd.	29,553	1,129,059
Hindalco Industries, Ltd.	191,839	506,991
Hindustan Petroleum Corp., Ltd.	222,057	1,011,531
Hindustan Unilever, Ltd.	133,448	4,102,474
Housing Development Finance Corp., Ltd.	210,403	6,339,195
ICICI Bank, Ltd.	3,764	24,621
ICICI Bank, Ltd., ADR	343,655	4,477,825
ICICI Lombard General Insurance Company, Ltd. (B)	6,177	116,349
ICICI Prudential Life Insurance Company, Ltd. (B)	14,902	107,056
Indian Oil Corp., Ltd.	618,917	1,256,529
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Infosys, Ltd.	586,529	$5,680,989
InterGlobe Aviation, Ltd. (B)	7,816	160,455
ITC, Ltd.	606,719	2,208,623
JSW Steel, Ltd.	398,604	1,279,624
Kansai Nerolac Paints, Ltd.	17,878	141,277
Kotak Mahindra Bank, Ltd.	95,884	2,118,664
Larsen & Toubro Infotech, Ltd. (B)	2,079	50,327
Larsen & Toubro, Ltd.	440	9,144
Larsen & Toubro, Ltd., GDR	50,664	1,069,010
Lupin, Ltd.	45,789	480,461
Mahindra & Mahindra, Ltd.	147,611	1,261,157
Marico, Ltd.	99,905	515,521
Maruti Suzuki India, Ltd.	17,138	1,826,535
Motherson Sumi Systems, Ltd.	193,169	336,615
MRF, Ltd.	278	257,702
Nestle India, Ltd.	5,481	1,156,107
NHPC, Ltd.	332,042	110,246
NMDC, Ltd.	70,725	112,476
NTPC, Ltd.	459,758	793,717
Oil & Natural Gas Corp., Ltd.	619,392	1,236,535
Oracle Financial Services Software, Ltd. (A)	5,089	225,967
Petronet LNG, Ltd.	145,478	586,599
Pidilite Industries, Ltd.	28,285	560,486
Piramal Enterprises, Ltd.	17,765	421,842
Power Finance Corp., Ltd. (A)	185,552	285,409
Power Grid Corp. of India, Ltd.	624,586	1,747,516
Procter & Gamble Hygiene & Health Care, Ltd.	1,569	270,316
Punjab National Bank (A)	127,160	116,979
REC, Ltd.	186,255	367,107
Reliance Industries, Ltd.	111,902	2,311,441
Reliance Industries, Ltd., GDR (B)	188,768	7,748,926
Shree Cement, Ltd.	1,823	514,036
Siemens, Ltd.	15,291	360,023
State Bank of India (A)	357,694	1,575,939
Sun Pharmaceutical Industries, Ltd.	121,654	745,579
Tata Consultancy Services, Ltd.	152,799	4,899,973
Tata Motors, Ltd. (A)	368,000	922,481
Tata Steel, Ltd.	90,404	484,338
Tech Mahindra, Ltd.	139,252	1,450,854
Titan Company, Ltd.	68,246	1,281,427
Torrent Pharmaceuticals, Ltd.	7,646	191,665
UltraTech Cement, Ltd.	11,183	653,286
United Breweries, Ltd.	14,131	254,115
United Spirits, Ltd. (A)	56,773	503,266
UPL, Ltd.	113,253	955,554
Vedanta, Ltd.	374,920	784,951
Wipro, Ltd.	287,377	1,053,018
Zee Entertainment Enterprises, Ltd.	105,536	387,602
Indonesia - 2.7%		22,065,350
Adaro Energy Tbk PT	5,461,100	509,656
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Astra International Tbk PT	4,374,900	$2,166,101
Bank Central Asia Tbk PT	1,303,200	2,919,829
Bank Danamon Indonesia Tbk PT	860,800	257,559
Bank Mandiri Persero Tbk PT	4,126,300	2,065,061
Bank Negara Indonesia Persero Tbk PT	1,669,800	912,995
Bank Rakyat Indonesia Persero Tbk PT	12,847,800	3,853,333
Barito Pacific Tbk PT	2,738,100	185,310
Charoen Pokphand Indonesia Tbk PT	1,678,000	753,110
Gudang Garam Tbk PT	123,800	494,777
Indah Kiat Pulp & Paper Corp. Tbk PT	693,100	359,215
Indocement Tunggal Prakarsa Tbk PT	288,100	410,487
Indofood CBP Sukses Makmur Tbk PT	475,800	394,043
Indofood Sukses Makmur Tbk PT	1,347,600	739,226
Jasa Marga Persero Tbk PT	576,400	223,793
Kalbe Farma Tbk PT	4,157,100	472,364
Mayora Indah Tbk PT	2,428,500	370,235
Pabrik Kertas Tjiwi Kimia Tbk PT	68,700	51,756
Perusahaan Gas Negara Tbk PT	4,215,200	633,616
Semen Indonesia Persero Tbk PT	808,800	728,882
Telekomunikasi Indonesia Persero Tbk PT	9,424,100	2,759,354
United Tractors Tbk PT	521,100	804,648
Malaysia - 2.2%		18,032,750
AMMB Holdings BHD	346,600	330,964
Axiata Group BHD	581,536	598,446
CIMB Group Holdings BHD	688,038	864,473
Dialog Group BHD	433,100	360,701
DiGi.Com BHD	442,100	497,277
Fraser & Neave Holdings BHD	15,800	130,756
Genting BHD	523,300	727,623
Genting Malaysia BHD	535,300	411,227
HAP Seng Consolidated BHD	106,500	254,366
Hartalega Holdings BHD	175,500	220,924
Hong Leong Bank BHD	109,700	452,084
Hong Leong Financial Group BHD	82,200	342,689
IHH Healthcare BHD	287,800	392,595
IOI Corp. BHD	290,200	303,500
KLCCP Stapled Group	25,900	49,525
Kuala Lumpur Kepong BHD	53,200	275,772
Malayan Banking BHD	708,770	1,458,758
Malaysia Airports Holdings BHD	256,500	486,174
Maxis BHD	266,300	343,510
MISC BHD	222,000	442,566
Nestle Malaysia BHD	6,900	238,945
Petronas Chemicals Group BHD	363,200	649,301
Petronas Dagangan BHD	64,700	364,804
Petronas Gas BHD	76,200	303,451
PPB Group BHD	114,100	494,247
Press Metal Aluminium Holdings BHD	416,100	474,006
Public Bank BHD	308,100	1,496,812
RHB Bank BHD	250,200	344,298
36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Sime Darby BHD	954,400	$518,485
Sime Darby Plantation BHD	295,200	346,879
Telekom Malaysia BHD	376,400	338,701
Tenaga Nasional BHD	831,400	2,757,737
Top Glove Corp. BHD	187,400	195,092
Westports Holdings BHD	243,300	249,210
YTL Corp. BHD	1,521,800	316,852
Mexico - 2.7%		21,958,081
Alfa SAB de CV, Class A	1,154,324	1,007,896
America Movil SAB de CV, Series L	4,392,488	3,489,338
Arca Continental SAB de CV	73,164	410,317
Cemex SAB de CV	3,365,788	1,269,281
Coca-Cola Femsa SAB de CV	83,812	462,688
El Puerto de Liverpool SAB de CV, Series C1	30,856	157,740
Fibra Uno Administracion SA de CV	280,640	428,016
Fomento Economico Mexicano SAB de CV	222,248	1,982,171
Grupo Aeroportuario del Pacifico SAB de CV, Series B	78,128	821,664
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,089	461,508
Grupo Bimbo SAB de CV, Series A	512,000	958,731
Grupo Carso SAB de CV, Series A1	78,704	263,551
Grupo Elektra SAB de CV	6,381	465,129
Grupo Financiero Banorte SAB de CV, Series O	380,504	2,087,493
Grupo Financiero Inbursa SAB de CV, Series O	588,040	733,976
Grupo Mexico SAB de CV, Series B	761,908	2,018,428
Grupo Televisa SAB	500,352	1,109,429
Industrias Penoles SAB de CV	33,113	395,691
Infraestructura Energetica Nova SAB de CV (A)	100,636	446,175
Kimberly-Clark de Mexico SAB de CV (A)	123,400	248,770
Wal-Mart de Mexico SAB de CV	911,240	2,740,089
Netherlands - 0.3%		2,637,476
Prosus NV (A)	38,235	2,637,476
Philippines - 1.6%		13,351,975
Aboitiz Equity Ventures, Inc.	411,370	453,565
Aboitiz Power Corp.	581,800	458,034
Ayala Corp.	54,250	919,401
Ayala Land, Inc.	916,400	876,761
Bank of the Philippine Islands	385,060	736,049
BDO Unibank, Inc.	387,400	1,182,545
Globe Telecom, Inc.	7,760	278,929
GT Capital Holdings, Inc.	25,648	451,854
International Container Terminal Services, Inc.	263,550	616,482
JG Summit Holdings, Inc.	616,200	925,909
Jollibee Foods Corp.	103,990	475,430
LT Group, Inc.	606,100	159,333
Manila Electric Company	57,560	383,847
Megaworld Corp.	1,483,400	141,193
Metro Pacific Investments Corp.	2,450,500	231,794
Metropolitan Bank & Trust Company	561,372	747,832
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
PLDT, Inc.	27,360	$593,083
San Miguel Corp.	162,360	534,321
San Miguel Food and Beverage, Inc.	137,750	249,739
SM Investments Corp.	59,805	1,213,896
SM Prime Holdings, Inc.	1,518,700	1,167,195
Universal Robina Corp.	186,440	554,783
Poland - 1.1%		9,381,160
Bank Polska Kasa Opieki SA	19,595	553,694
CD Projekt SA	7,081	467,921
Cyfrowy Polsat SA	60,126	436,564
Dino Polska SA (A)(B)	3,763	146,969
Grupa Lotos SA	23,375	584,528
ING Bank Slaski SA	4,936	251,005
KGHM Polska Miedz SA (A)	47,185	1,034,483
LPP SA	251	536,541
mBank SA (A)	3,190	319,251
PGE Polska Grupa Energetyczna SA (A)	147,560	316,780
Polski Koncern Naftowy ORLEN SA	72,149	1,974,405
Polskie Gornictwo Naftowe i Gazownictwo SA	344,561	424,853
Powszechna Kasa Oszczednosci Bank Polski SA	114,234	1,141,442
Powszechny Zaklad Ubezpieczen SA	93,055	901,280
Santander Bank Polska SA	3,550	291,444
Romania - 0.1%		543,940
NEPI Rockcastle PLC	62,309	543,940
Russia - 3.8%		30,803,262
Gazprom PJSC, ADR	957,875	7,666,832
Gazprom PJSC, ADR (London Stock Exchange)	2,156	17,275
Lukoil PJSC, ADR	240	22,094
LUKOIL PJSC, ADR	71,842	6,606,590
MMC Norilsk Nickel PJSC, ADR	138,294	3,830,744
Novatek PJSC, GDR	9,745	2,085,430
Sberbank of Russia PJSC, ADR	497,153	7,308,149
Sberbank of Russia PJSC, ADR (London Stock Exchange)	1,053	15,482
Tatneft PJSC, ADR	46,209	3,234,630
Tatneft PJSC, ADR (London Stock Exchange)	232	16,036
South Africa - 5.9%		48,140,788
Absa Group, Ltd.	227,216	2,336,191
Anglo American Platinum, Ltd.	11,853	887,336
AngloGold Ashanti, Ltd.	148,411	3,255,121
Bid Corp., Ltd.	72,862	1,705,087
Capitec Bank Holdings, Ltd.	13,899	1,266,840
Clicks Group, Ltd.	43,345	707,228
Discovery, Ltd.	165,642	1,322,409
Exxaro Resources, Ltd.	45,149	369,590
FirstRand, Ltd.	939,780	4,073,929
Gold Fields, Ltd.	190,557	1,175,714
Growthpoint Properties, Ltd.	434,068	637,119
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Impala Platinum Holdings, Ltd. (A)	68,531	$472,463
Investec, Ltd.	67,131	382,905
Kumba Iron Ore, Ltd.	17,953	438,566
Mr. Price Group, Ltd.	61,287	650,159
MTN Group, Ltd.	536,232	3,331,626
MultiChoice Group, Ltd. (A)	65,692	549,617
Naspers, Ltd., N Shares	36,809	5,243,037
Nedbank Group, Ltd.	124,158	1,888,972
Old Mutual, Ltd. (C)	761,454	999,115
PSG Group, Ltd.	15,138	237,318
Redefine Properties, Ltd.	888,384	444,679
Sanlam, Ltd.	649,854	3,432,727
Sasol, Ltd.	115,641	2,105,544
Shoprite Holdings, Ltd.	111,060	998,349
Sibanye Gold, Ltd. (A)	319,204	617,705
Standard Bank Group, Ltd.	364,694	4,199,785
The Bidvest Group, Ltd.	175,965	2,407,100
Vodacom Group, Ltd.	122,177	1,069,409
Woolworths Holdings, Ltd.	245,027	935,148
South Korea - 13.4%		110,130,477
Amorepacific Corp.	3,496	576,932
AMOREPACIFIC Group	5,211	378,917
BGF retail Company, Ltd.	425	65,022
Celltrion Healthcare Company, Ltd. (A)	4,491	212,690
Celltrion, Inc. (A)	10,655	1,831,621
CJ CheilJedang Corp.	2,808	551,487
CJ ENM Company, Ltd.	1,103	156,427
CJ Logistics Corp. (A)	969	131,177
Daelim Industrial Company, Ltd.	8,177	639,569
DB Insurance Company, Ltd.	17,597	763,805
Doosan Bobcat, Inc.	4,785	129,552
E-MART, Inc.	5,263	504,383
GS Engineering & Construction Corp.	6,745	179,140
GS Holdings Corp.	19,345	825,544
GS Retail Company, Ltd.	2,481	81,566
Hana Financial Group, Inc.	62,463	1,809,277
Hankook Tire & Technology Company, Ltd.	24,833	662,740
Hanmi Pharm Company, Ltd.	746	213,839
Hanmi Science Company, Ltd.	3,210	120,294
Hanon Systems	33,795	336,948
Hanwha Chemical Corp.	22,891	321,688
Hotel Shilla Company, Ltd.	3,564	237,406
Hyundai Engineering & Construction Company, Ltd.	15,899	586,929
Hyundai Glovis Company, Ltd.	4,215	547,050
Hyundai Heavy Industries Holdings Company, Ltd.	1,996	585,873
Hyundai Mobis Company, Ltd.	9,823	2,009,432
Hyundai Motor Company	26,106	2,737,489
Hyundai Steel Company	18,026	492,696
Industrial Bank of Korea	69,813	708,061
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Kakao Corp.	5,319	$646,902
Kangwon Land, Inc.	19,400	522,747
KB Financial Group, Inc.	73,107	2,635,987
Kia Motors Corp.	55,267	2,021,239
Korea Aerospace Industries, Ltd.	11,236	366,984
Korea Electric Power Corp. (A)	53,326	1,166,485
Korea Gas Corp.	8,661	292,559
Korea Investment Holdings Company, Ltd.	8,694	506,642
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,583	795,158
Korea Zinc Company, Ltd.	1,742	650,564
KT&G Corp.	15,605	1,341,270
LG Chem, Ltd.	5,668	1,498,053
LG Corp.	29,014	1,730,690
LG Display Company, Ltd. (A)	87,076	1,021,606
LG Electronics, Inc.	40,076	2,304,426
LG Household & Health Care, Ltd.	1,886	2,044,133
LG Uplus Corp.	82,335	951,829
Lotte Chemical Corp.	5,194	1,013,398
Lotte Corp.	9,305	291,918
Lotte Shopping Company, Ltd.	3,842	411,130
Mirae Asset Daewoo Company, Ltd.	77,457	476,013
NAVER Corp.	16,671	2,349,945
NCSoft Corp.	3,325	1,474,666
Netmarble Corp. (A)(B)(C)	5,451	421,200
NH Investment & Securities Company, Ltd.	29,543	307,250
Orion Corp.	3,468	315,964
POSCO	14,362	2,610,824
POSCO Chemical Company, Ltd.	1,469	60,669
S-1 Corp.	3,468	279,300
Samsung Biologics Company, Ltd. (A)(B)	1,109	379,850
Samsung C&T Corp.	8,721	749,581
Samsung Card Company, Ltd.	8,075	232,856
Samsung Electro-Mechanics Company, Ltd.	10,304	1,000,775
Samsung Electronics Company, Ltd.	819,613	35,505,173
Samsung Fire & Marine Insurance Company, Ltd.	8,746	1,627,495
Samsung Heavy Industries Company, Ltd. (A)	104,278	649,805
Samsung Life Insurance Company, Ltd.	18,312	1,111,201
Samsung SDI Company, Ltd.	6,508	1,272,569
Samsung SDS Company, Ltd.	4,605	797,548
Samsung Securities Company, Ltd.	14,014	404,719
Shinhan Financial Group Company, Ltd.	87,105	3,181,884
SK Holdings Company, Ltd.	6,136	1,363,321
SK Hynix, Inc.	93,667	6,601,654
SK Innovation Company, Ltd.	12,002	1,650,539
SK Telecom Company, Ltd.	8,089	1,647,766
S-Oil Corp.	7,083	606,966
Woongjin Coway Company, Ltd.	16,118	1,271,763
Woori Financial Group, Inc.	99,173	1,001,575
Yuhan Corp.	862	166,332
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Spain - 0.0%		$417,554
Banco Santander SA	105,126	417,554
Taiwan - 13.0%		106,797,919
Advantech Company, Ltd.	86,000	851,793
ASE Technology Holding Company, Ltd.	790,000	2,063,205
Asia Cement Corp.	652,000	922,081
Asustek Computer, Inc.	147,000	997,208
AU Optronics Corp.	2,905,000	744,370
Catcher Technology Company, Ltd.	156,000	1,322,186
Cathay Financial Holding Company, Ltd.	1,388,000	1,837,565
Chailease Holding Company, Ltd.	256,200	1,157,258
Chang Hwa Commercial Bank, Ltd.	1,931,840	1,507,242
Cheng Shin Rubber Industry Company, Ltd.	599,000	941,579
China Development Financial Holding Corp.	4,307,000	1,344,147
China Life Insurance Company, Ltd. (A)	997,842	822,780
China Steel Corp.	2,618,000	2,016,790
Chunghwa Telecom Company, Ltd.	426,000	1,567,386
Compal Electronics, Inc.	1,274,000	761,709
CTBC Financial Holding Company, Ltd.	3,862,000	2,689,654
Delta Electronics, Inc.	231,000	1,016,869
E.Sun Financial Holding Company, Ltd.	2,440,826	2,209,056
Eclat Textile Company, Ltd.	44,000	591,909
Far Eastern New Century Corp.	1,204,000	1,170,756
Far EasTone Telecommunications Company, Ltd.	360,000	863,324
Feng TAY Enterprise Company, Ltd.	94,900	642,217
First Financial Holding Company, Ltd.	2,271,280	1,667,617
Formosa Chemicals & Fibre Corp.	617,000	1,795,838
Formosa Petrochemical Corp.	203,000	646,202
Formosa Plastics Corp.	610,000	1,959,823
Foxconn Technology Company, Ltd.	270,000	578,309
Fubon Financial Holding Company, Ltd.	1,494,000	2,186,485
Globalwafers Company, Ltd.	37,000	443,652
Hiwin Technologies Corp.	14,420	123,875
Hon Hai Precision Industry Company, Ltd.	1,895,800	5,019,677
Hotai Motor Company, Ltd.	89,000	1,572,970
Hua Nan Financial Holdings Company, Ltd.	2,410,260	1,734,028
Innolux Corp.	2,941,000	654,082
Inventec Corp.	630,000	457,384
Largan Precision Company, Ltd.	18,000	2,643,189
Lite-On Technology Corp.	687,000	1,132,945
MediaTek, Inc.	221,000	2,962,106
Mega Financial Holding Company, Ltd.	2,209,000	2,169,777
Nan Ya Plastics Corp.	1,083,000	2,561,587
Nanya Technology Corp.	244,000	561,095
Novatek Microelectronics Corp.	109,000	701,828
Pegatron Corp.	691,000	1,346,111
Pou Chen Corp.	804,000	1,076,296
President Chain Store Corp.	121,000	1,208,390
Quanta Computer, Inc.	489,000	939,751
Realtek Semiconductor Corp.	43,000	319,952
Shin Kong Financial Holding Company, Ltd. (A)	3,019,340	954,191
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd.	3,127,000	$1,284,062
Taishin Financial Holding Company, Ltd.	3,075,199	1,429,479
Taiwan Cement Corp.	1,051,286	1,396,972
Taiwan Cooperative Financial Holding Company, Ltd.	2,081,450	1,432,512
Taiwan High Speed Rail Corp.	409,000	484,370
Taiwan Mobile Company, Ltd.	323,000	1,204,333
Taiwan Semiconductor Manufacturing Company, Ltd.	2,632,000	25,809,432
Uni-President Enterprises Corp.	1,015,000	2,507,449
United Microelectronics Corp.	4,749,000	2,184,130
Vanguard International Semiconductor Corp.	185,000	396,248
Walsin Technology Corp.	35,000	210,985
Win Semiconductors Corp.	44,000	459,651
Yageo Corp.	39,000	402,293
Yuanta Financial Holding Company, Ltd.	2,769,000	1,732,871
Zhen Ding Technology Holding, Ltd.	85,000	404,888
Thailand - 3.0%		24,376,111
Advanced Info Service PCL, NVDR	221,700	1,681,381
Airports of Thailand PCL	6,100	15,808
Airports of Thailand PCL, Foreign Quota Shares	3,000	7,773
Airports of Thailand PCL, NVDR	551,300	1,428,688
B Grimm Power PCL, NVDR	30,300	48,167
Bangkok Bank PCL	3,300	19,016
Bangkok Bank PCL, NVDR	94,700	545,713
Bangkok Dusit Medical Services PCL	2,600	2,067
Bangkok Dusit Medical Services PCL, NVDR	475,600	378,023
Bangkok Expressway & Metro PCL	8,800	3,148
Bangkok Expressway & Metro PCL, NVDR	1,526,400	545,955
Bank of Ayudhya PCL, NVDR	93,900	98,736
Banpu PCL	2,200	845
Banpu PCL, NVDR	383,300	147,252
Berli Jucker PCL	1,000	1,615
Berli Jucker PCL, NVDR	228,200	368,430
BTS Group Holdings PCL, NVDR	1,105,100	490,424
Bumrungrad Hospital PCL	400	1,596
Bumrungrad Hospital PCL, NVDR	74,700	298,107
Central Pattana PCL	1,200	2,544
Central Pattana PCL, NVDR	214,700	455,069
Charoen Pokphand Foods PCL	17,300	14,467
Charoen Pokphand Foods PCL, Foreign Quota Shares	5,800	4,852
Charoen Pokphand Foods PCL, NVDR	1,012,300	846,517
CP ALL PCL, NVDR	908,100	2,345,812
Electricity Generating PCL, NVDR	49,300	566,554
Energy Absolute PCL	2,000	2,716
Energy Absolute PCL, NVDR	341,000	463,024
Global Power Synergy PCL	376	1,024
Global Power Synergy PCL, NVDR	96,910	263,979
Gulf Energy Development PCL, NVDR	50,300	269,866
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Home Product Center PCL, NVDR	836,500	$476,496
Indorama Ventures PCL	2,600	2,412
Indorama Ventures PCL, NVDR	468,600	434,536
Intouch Holdings PCL	1,000	2,186
Intouch Holdings PCL, NVDR	168,400	368,087
IRPC PCL	18,400	2,072
IRPC PCL, NVDR	3,187,000	358,861
Kasikornbank PCL, NVDR	179,600	826,773
Krung Thai Bank PCL	4,400	2,419
Krung Thai Bank PCL, NVDR	764,200	420,127
Krungthai Card PCL, NVDR	71,700	98,544
Land & Houses PCL, NVDR	649,300	208,585
Minor International PCL, NVDR	380,200	453,294
Muangthai Capital PCL, NVDR	54,800	112,522
Osotspa PCL, NVDR	64,800	91,207
PTT Exploration & Production PCL	3,800	15,165
PTT Exploration & Production PCL, Foreign Quota Shares	2,600	10,373
PTT Exploration & Production PCL, NVDR	458,100	1,828,152
PTT Global Chemical PCL	2,200	3,716
PTT Global Chemical PCL, NVDR	355,300	600,109
PTT PCL, NVDR	1,783,300	2,672,440
Ratch Group PCL, NVDR	74,200	180,616
Thai Beverage PCL	960,600	645,835
Thai Oil PCL, NVDR	261,400	593,009
Thai Union Group PCL	2,400	1,161
Thai Union Group PCL, NVDR	418,300	202,258
The Siam Cement PCL, NVDR	60,400	734,122
The Siam Commercial Bank PCL, NVDR	184,700	685,094
TMB Bank PCL, NVDR	3,515,400	167,649
Total Access Communication PCL, NVDR	178,600	366,723
True Corp. PCL	16,200	2,683
True Corp. PCL, NVDR	2,957,400	489,717
Turkey - 0.6%		4,887,684
Akbank TAS (A)	523,822	633,624
Aselsan Elektronik Sanayi Ve Ticaret AS	19,114	61,398
BIM Birlesik Magazalar AS	97,310	806,069
Enka Insaat ve Sanayi AS	216,075	218,248
Eregli Demir ve Celik Fabrikalari TAS	298,160	341,348
Ford Otomotiv Sanayi AS	14,978	169,116
KOC Holding AS	128,170	420,237
Tupras Turkiye Petrol Rafinerileri AS	16,400	357,424
Turk Hava Yollari AO (A)	210,542	429,004
Turkcell Iletisim Hizmetleri AS	173,970	382,807
Turkiye Garanti Bankasi AS (A)	402,572	648,338
Turkiye Is Bankasi AS, Class C (A)	282,891	287,222
Yapi ve Kredi Bankasi AS (A)	332,853	132,849
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES - 2.6%		$21,385,488
(Cost $22,130,625)
Brazil - 2.5%		20,923,436
Banco Bradesco SA	553,860	$4,852,346
Braskem SA, A Shares	37,600	259,446
Centrais Eletricas Brasileiras SA, B Shares	43,200	441,104
Cia Brasileira de Distribuicao	45,000	930,288
Cia Energetica de Minas Gerais	134,100	455,975
Gerdau SA	189,500	633,964
Itau Unibanco Holding SA	492,350	4,443,464
Lojas Americanas SA	115,200	573,647
Petroleo Brasileiro SA	949,700	7,189,464
Telefonica Brasil SA	86,500	1,143,738
Chile - 0.1%		462,052
Embotelladora Andina SA, B Shares	31,715	91,395
Sociedad Quimica y Minera de Chile SA, B Shares	13,880	370,657

INVESTMENT COMPANIES - 0.0%		$144,793
(Cost $137,919)
South Korea - 0.0%		144,793

Macquarie Korea Infrastructure Fund	14,216	$144,793

RIGHTS - 0.0%		$3,224
(Cost $0)
TMB Bank PCL, NVDR (Expiration Date: 11-19-19; Strike Price: THB 1.40) (A)	2,433,589	3,224

SECURITIES LENDING COLLATERAL - 0.3%		$2,553,966
(Cost $2,553,807)
John Hancock Collateral Trust, 1.9934% (D)(E)	255,192	2,553,966

SHORT-TERM INVESTMENTS - 0.2%		$1,755,379
(Cost $1,755,379)
Money market funds - 0.2%		1,755,379
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (D)	1,755,379	1,755,379
Total investments (Multifactor Emerging Markets ETF) (Cost $805,655,054) - 100.0%		$821,398,332
Other assets and liabilities, net - (0.0%)		(410,181)
Total net assets - 100.0%		$820,988,151

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

(C)	All or a portion of this security is on loan as of 10-31-19.
(D)	The rate shown is the annualized seven-day yield as of 10-31-19.
MULTIFACTOR EMERGING MARKETS ETF (continued)

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	9	Long	Dec 2019	$1,362,472	$1,366,110	$3,638
						$3,638
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR ENERGY ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$19,516,310
(Cost $25,282,357)
Energy – 99.9%		19,516,310
Energy equipment and services – 11.7%
Baker Hughes Company	19,706	421,708
Halliburton Company	17,159	330,311
Helmerich & Payne, Inc.	4,051	151,913
National Oilwell Varco, Inc.	14,427	326,339
Schlumberger, Ltd.	22,368	731,210
TechnipFMC PLC	16,130	318,243
Oil, gas and consumable fuels – 88.2%
Apache Corp.	21,993	476,368
Cabot Oil & Gas Corp.	16,232	302,564
Cheniere Energy, Inc. (A)	6,738	414,724
Chevron Corp.	9,798	1,137,940
Cimarex Energy Company	4,344	183,404
Concho Resources, Inc.	7,320	494,246
ConocoPhillips	22,106	1,220,251
Continental Resources, Inc. (A)	3,668	108,096
CVR Energy, Inc.	1,387	65,772
Devon Energy Corp.	27,173	551,068
Diamondback Energy, Inc.	6,025	516,704
EnLink Midstream LLC (A)(B)	11,875	74,219
EOG Resources, Inc.	10,873	753,608
Exxon Mobil Corp.	16,843	1,138,082
Hess Corp.	9,277	609,963
HollyFrontier Corp.	9,342	513,249
Kinder Morgan, Inc.	34,694	693,186
Marathon Oil Corp.	47,197	544,181
Marathon Petroleum Corp.	18,402	1,176,809
Noble Energy, Inc.	24,741	476,512
Occidental Petroleum Corp.	16,835	681,818
ONEOK, Inc.	16,158	1,128,313
Parsley Energy, Inc., Class A	10,433	164,946
Phillips 66	7,499	876,033
Pioneer Natural Resources Company	6,787	834,937
Tallgrass Energy LP, Class A	3,514	65,571
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

Oil, gas and consumable fuels (continued)
Targa Resources Corp. (B)	5,166	$200,854
The Williams Companies, Inc.	27,901	622,471
Valero Energy Corp.	9,657	936,536
WPX Energy, Inc. (A)	27,471	274,161

SECURITIES LENDING COLLATERAL – 1.4%		$263,909
(Cost $263,891)
John Hancock Collateral Trust, 1.9934% (C)(D)	26,370	263,909

SHORT-TERM INVESTMENTS – 0.1%		$18,052
(Cost $18,052)
Money market funds – 0.1%		18,052
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	18,052	18,052
Total investments (Multifactor Energy ETF) (Cost $25,564,300) 101.4%		$19,798,271
Other assets and liabilities, net (1.4%)		(266,012)
Total net assets 100.0%		$19,532,259

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR FINANCIALS ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$48,314,286
(Cost $45,850,304)
Consumer staples – 0.0%		7,732
Household products – 0.0%
Spectrum Brands Holdings, Inc.	154	7,732

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials – 85.3%		$41,263,953
Banks – 30.8%
Bank of America Corp.	63,467	1,984,613
BB&T Corp.	8,693	461,164
BOK Financial Corp.	477	36,801
CIT Group, Inc.	3,471	148,871
Citigroup, Inc.	18,019	1,294,845
Citizens Financial Group, Inc.	11,377	400,015
Comerica, Inc.	3,421	223,802
Commerce Bancshares, Inc. (A)	2,582	166,178
Cullen/Frost Bankers, Inc.	1,248	112,420
East West Bancorp, Inc.	3,173	136,185
Fifth Third Bancorp	17,350	504,538
First Citizens BancShares, Inc., Class A	160	78,707
First Financial Bankshares, Inc.	1,998	66,493
First Horizon National Corp.	6,909	110,337
First Republic Bank	2,914	309,933
Huntington Bancshares, Inc.	23,082	326,149
IBERIABANK Corp.	1,134	83,224
JPMorgan Chase & Co.	16,822	2,101,404
KeyCorp	22,338	401,414
M&T Bank Corp.	2,621	410,265
PacWest Bancorp	2,517	93,104
People's United Financial, Inc.	7,142	115,486
Pinnacle Financial Partners, Inc.	975	57,350
Popular, Inc.	2,195	119,540
Prosperity Bancshares, Inc. (A)	1,620	111,812
Regions Financial Corp.	26,128	420,661
Signature Bank	1,123	132,873
Sterling Bancorp	2,171	42,660
SunTrust Banks, Inc.	8,846	604,536
SVB Financial Group (B)	1,126	249,386
Synovus Financial Corp.	2,514	85,149
TCF Financial Corp.	874	34,602
The PNC Financial Services Group, Inc.	4,477	656,776
U.S. Bancorp	10,498	598,596
United Bankshares, Inc.	1,314	51,956
Webster Financial Corp.	1,990	87,759
Wells Fargo & Company	32,565	1,681,331
Western Alliance Bancorp	2,441	120,415
Wintrust Financial Corp.	1,021	65,160
Zions Bancorp NA	4,477	217,000
Capital markets – 19.4%
Affiliated Managers Group, Inc.	1,149	91,782
Ameriprise Financial, Inc.	3,333	502,916
Ares Management Corp., Class A	1,245	36,815
BlackRock, Inc.	754	348,122
Cboe Global Markets, Inc.	2,133	245,615
CME Group, Inc.	1,711	352,038
E*TRADE Financial Corp.	5,740	239,875
Eaton Vance Corp.	2,868	130,781
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
FactSet Research Systems, Inc.	887	$224,872
Franklin Resources, Inc.	6,865	189,131
Interactive Brokers Group, Inc., Class A	1,279	60,842
Intercontinental Exchange, Inc.	4,885	460,753
Invesco, Ltd.	9,772	164,365
Janus Henderson Group PLC	3,182	73,600
KKR & Company, Inc., Class A	5,002	144,208
Lazard, Ltd., Class A	2,447	91,347
LPL Financial Holdings, Inc.	1,783	144,138
MarketAxess Holdings, Inc.	790	291,186
Moody's Corp.	1,708	376,939
Morgan Stanley	11,858	546,061
Morningstar, Inc.	494	79,949
MSCI, Inc.	1,421	333,310
Nasdaq, Inc.	2,381	237,552
Northern Trust Corp.	4,555	454,042
Raymond James Financial, Inc.	2,854	238,280
S&P Global, Inc.	1,755	452,772
SEI Investments Company	3,264	195,579
State Street Corp.	3,437	227,083
Stifel Financial Corp.	1,409	78,876
T. Rowe Price Group, Inc.	4,970	575,526
TD Ameritrade Holding Corp.	3,377	129,609
The Bank of New York Mellon Corp.	10,215	477,551
The Blackstone Group, Inc., Class A	2,564	136,302
The Charles Schwab Corp.	8,516	346,686
The Goldman Sachs Group, Inc.	3,076	656,357
Tradeweb Markets, Inc., Class A	330	13,778
Virtu Financial, Inc., Class A	467	7,920
Consumer finance – 6.7%
Ally Financial, Inc.	13,433	411,453
American Express Company	5,195	609,270
Capital One Financial Corp.	6,822	636,152
Credit Acceptance Corp. (B)	260	113,831
Discover Financial Services	7,229	580,200
FirstCash, Inc.	560	47,258
OneMain Holdings, Inc.	2,355	94,200
Santander Consumer USA Holdings, Inc.	4,571	114,641
SLM Corp.	8,525	71,951
Synchrony Financial	15,998	565,849
Diversified financial services – 4.8%
AXA Equitable Holdings, Inc.	5,103	110,225
Berkshire Hathaway, Inc., Class B (B)	9,032	1,920,023
Jefferies Financial Group, Inc.	6,237	116,445
Voya Financial, Inc.	3,570	192,637
Insurance – 22.5%
Aflac, Inc.	7,516	399,551
Alleghany Corp. (B)	297	231,152
American Financial Group, Inc.	1,716	178,533
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	7,975	$422,356
Aon PLC	2,469	476,912
Arch Capital Group, Ltd. (B)	6,918	288,896
Arthur J. Gallagher & Company	3,747	341,801
Assurant, Inc.	1,277	160,991
Assured Guaranty, Ltd.	2,751	129,077
Athene Holding, Ltd., Class A (B)	2,885	125,065
Axis Capital Holdings, Ltd.	2,098	124,684
Brighthouse Financial, Inc. (B)	1,586	59,887
Brown & Brown, Inc.	5,587	210,518
Chubb, Ltd.	2,250	342,943
Cincinnati Financial Corp.	2,764	312,912
CNA Financial Corp.	720	32,285
Enstar Group, Ltd. (B)	219	43,997
Erie Indemnity Company, Class A	607	111,852
Everest Re Group, Ltd.	881	226,496
Fidelity National Financial, Inc.	5,994	274,765
First American Financial Corp.	2,541	156,983
Globe Life, Inc.	2,375	231,159
Kemper Corp.	1,307	93,947
Lincoln National Corp.	4,702	265,569
Loews Corp.	5,807	284,543
Markel Corp. (B)	233	272,843
Marsh & McLennan Companies, Inc.	5,407	560,273
MetLife, Inc.	8,414	393,691
Old Republic International Corp.	6,522	145,701
Primerica, Inc.	962	121,385
Principal Financial Group, Inc.	6,318	337,255
Prudential Financial, Inc.	4,227	385,249
Reinsurance Group of America, Inc.	1,503	244,192
RenaissanceRe Holdings, Ltd.	901	168,649
RLI Corp.	482	46,908
Selective Insurance Group, Inc.	867	59,927
The Allstate Corp.	3,355	357,039
The Hanover Insurance Group, Inc.	871	114,719
The Hartford Financial Services Group, Inc.	9,421	537,751
The Progressive Corp.	6,219	433,464
The Travelers Companies, Inc.	3,350	439,051
Unum Group	5,144	141,666
W.R. Berkley Corp.	3,196	223,400
Willis Towers Watson PLC	1,944	363,334
Thrifts and mortgage finance – 1.1%
Essent Group, Ltd.	2,141	111,525
LendingTree, Inc. (B)	104	37,424
MGIC Investment Corp.	9,825	134,701
New York Community Bancorp, Inc.	9,296	108,298
Radian Group, Inc.	5,472	137,347
TFS Financial Corp.	887	17,084
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials – 1.1%		$534,175
Professional services – 1.1%
Equifax, Inc.	1,855	253,597
TransUnion	3,396	280,578
Information technology – 13.5%		6,508,426
IT services – 13.5%
Euronet Worldwide, Inc. (B)	957	134,047
Fidelity National Information Services, Inc.	3,016	397,388
Fiserv, Inc. (B)	2,155	228,732
FleetCor Technologies, Inc. (B)	1,574	463,102
Global Payments, Inc.	4,738	801,575
Jack Henry & Associates, Inc.	1,166	165,059
Mastercard, Inc., Class A	5,805	1,606,882
PayPal Holdings, Inc. (B)	5,205	541,841
The Western Union Company	8,726	218,674
Visa, Inc., Class A	10,218	1,827,591
WEX, Inc. (B)	653	123,535

SECURITIES LENDING COLLATERAL – 0.5%		$248,858
(Cost $248,842)
John Hancock Collateral Trust, 1.9934% (C)(D)	24,866	248,858

SHORT-TERM INVESTMENTS – 0.1%		$35,384
(Cost $35,384)
Money market funds – 0.1%		35,384
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	35,384	35,384
Total investments (Multifactor Financials ETF) (Cost $46,134,530) 100.5%		$48,598,528
Other assets and liabilities, net (0.5%)		(242,978)
Total net assets 100.0%		$48,355,550

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-19.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$49,920,650
(Cost $47,451,604)
Consumer discretionary – 0.4%		160,226
Diversified consumer services – 0.4%
Service Corp. International	3,523	160,226
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care – 99.6%		$49,760,424
Biotechnology – 15.4%
AbbVie, Inc.	10,559	839,968
ACADIA Pharmaceuticals, Inc. (A)(B)	1,039	44,064
Alexion Pharmaceuticals, Inc. (A)	3,198	337,069
Allakos, Inc. (A)(B)	243	16,670
Alnylam Pharmaceuticals, Inc. (A)	2,033	176,342
Amgen, Inc.	5,347	1,140,248
Biogen, Inc. (A)	2,544	759,918
BioMarin Pharmaceutical, Inc. (A)	3,168	231,929
Bluebird Bio, Inc. (A)	964	78,084
Celgene Corp. (A)	7,136	770,902
Exact Sciences Corp. (A)	1,852	161,124
Exelixis, Inc. (A)	9,433	145,740
FibroGen, Inc. (A)	1,251	48,977
Gilead Sciences, Inc.	16,070	1,023,820
Incyte Corp. (A)	2,882	241,857
Ionis Pharmaceuticals, Inc. (A)	2,111	117,625
Moderna, Inc. (A)(B)	3,286	55,041
Neurocrine Biosciences, Inc. (A)	1,369	136,202
Regeneron Pharmaceuticals, Inc. (A)	1,276	390,813
Repligen Corp. (A)	656	52,145
Sage Therapeutics, Inc. (A)(B)	850	115,303
Sarepta Therapeutics, Inc. (A)(B)	1,031	85,635
Seattle Genetics, Inc. (A)	1,772	190,313
United Therapeutics Corp. (A)	1,635	146,888
Vertex Pharmaceuticals, Inc. (A)	2,098	410,117
Health care equipment and supplies – 25.0%
Abbott Laboratories	14,566	1,217,863
ABIOMED, Inc. (A)	787	163,365
Align Technology, Inc. (A)	1,929	486,667
Baxter International, Inc.	6,374	488,886
Becton, Dickinson and Company	2,474	633,344
Boston Scientific Corp. (A)	10,986	458,116
Cantel Medical Corp. (B)	529	38,559
Danaher Corp.	4,508	621,293
DENTSPLY SIRONA, Inc.	6,455	353,605
DexCom, Inc. (A)	1,329	204,985
Edwards Lifesciences Corp. (A)	2,133	508,465
Globus Medical, Inc., Class A (A)	1,845	96,623
Haemonetics Corp. (A)	1,087	131,234
Hill-Rom Holdings, Inc.	2,310	241,834
Hologic, Inc. (A)	7,326	353,919
IDEXX Laboratories, Inc. (A)	2,127	606,216
Insulet Corp. (A)	876	127,300
Integra LifeSciences Holdings Corp. (A)	1,711	99,341
Intuitive Surgical, Inc. (A)	821	453,972
LivaNova PLC (A)	1,284	90,817
Masimo Corp. (A)	1,186	172,907
Medtronic PLC	11,898	1,295,692
Novocure, Ltd. (A)	966	69,204
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Penumbra, Inc. (A)(B)	447	$69,719
ResMed, Inc.	3,189	471,717
STERIS PLC	2,233	316,126
Stryker Corp.	2,799	605,340
Tandem Diabetes Care, Inc. (A)	542	33,376
Teleflex, Inc.	921	319,965
The Cooper Companies, Inc.	1,335	388,485
Varian Medical Systems, Inc. (A)	2,621	316,643
West Pharmaceutical Services, Inc.	1,904	273,871
Zimmer Biomet Holdings, Inc.	5,591	772,844
Health care providers and services – 24.4%
Amedisys, Inc. (A)	718	92,277
AmerisourceBergen Corp.	5,253	448,501
Anthem, Inc.	2,806	755,038
Cardinal Health, Inc.	12,937	639,735
Centene Corp. (A)	11,335	601,662
Chemed Corp.	425	167,412
Cigna Corp.	5,681	1,013,831
CVS Health Corp.	12,364	820,846
DaVita, Inc. (A)	4,561	267,275
Encompass Health Corp.	3,511	224,774
Guardant Health, Inc. (A)(B)	454	31,553
HCA Healthcare, Inc.	3,074	410,502
HealthEquity, Inc. (A)	653	37,084
Henry Schein, Inc. (A)	4,808	300,909
Humana, Inc.	2,415	710,493
Laboratory Corp. of America Holdings (A)	3,487	574,553
McKesson Corp.	5,862	779,646
Molina Healthcare, Inc. (A)	2,182	256,690
Premier, Inc., Class A (A)	1,538	50,108
Quest Diagnostics, Inc.	4,596	465,345
UnitedHealth Group, Inc.	10,385	2,624,290
Universal Health Services, Inc., Class B	3,155	433,686
WellCare Health Plans, Inc. (A)	1,561	462,993
Health care technology – 1.7%
Cerner Corp.	7,908	530,785
Teladoc Health, Inc. (A)(B)	1,508	115,513
Veeva Systems, Inc., Class A (A)	1,575	223,382
Life sciences tools and services – 9.6%
Adaptive Biotechnologies Corp. (A)	148	3,858
Agilent Technologies, Inc.	7,592	575,094
Avantor, Inc. (A)	3,317	47,135
Bio-Rad Laboratories, Inc., Class A (A)	614	203,615
Bio-Techne Corp.	901	187,561
Bruker Corp.	3,201	142,445
Charles River Laboratories International, Inc. (A)	1,626	211,347
Illumina, Inc. (A)	1,424	420,820
IQVIA Holdings, Inc. (A)	4,355	628,949
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (A)	564	$397,586
PerkinElmer, Inc.	2,274	195,473
PRA Health Sciences, Inc. (A)	1,454	142,070
Syneos Health, Inc. (A)	2,093	104,964
Thermo Fisher Scientific, Inc.	3,814	1,151,752
Waters Corp. (A)	1,853	392,132
Pharmaceuticals – 23.5%
Allergan PLC	4,498	792,143
Bristol-Myers Squibb Company	14,173	813,105
Catalent, Inc. (A)	4,494	218,633
Elanco Animal Health, Inc. (A)	6,342	171,361
Eli Lilly & Company	7,130	812,464
Horizon Therapeutics PLC (A)	4,838	139,867
Jazz Pharmaceuticals PLC (A)	2,040	256,285
Johnson & Johnson	22,281	2,941,981
Merck & Company, Inc.	25,486	2,208,617
Mylan NV (A)	15,644	299,583
Perrigo Company PLC	3,466	183,767
Pfizer, Inc.	60,179	2,309,068
Zoetis, Inc.	4,462	570,779

SECURITIES LENDING COLLATERAL – 1.0%		$521,209
(Cost $521,170)
John Hancock Collateral Trust, 1.9934% (C)(D)	52,079	521,209

SHORT-TERM INVESTMENTS – 0.1%		$37,027
(Cost $37,027)
Money market funds – 0.1%		37,027
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	37,027	37,027
Total investments (Multifactor Healthcare ETF) (Cost $48,009,801) 101.1%		$50,478,886
Other assets and liabilities, net (1.1%)		(525,777)
Total net assets 100.0%		$49,953,109

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$26,766,459
(Cost $25,403,828)
Consumer discretionary – 6.8%		1,837,665
Auto components – 1.9%
Aptiv PLC	4,620	413,721
Gentex Corp.	3,441	96,520
Distributors – 0.4%
Pool Corp.	490	101,626
Hotels, restaurants and leisure – 0.5%
Aramark	3,280	143,533
Household durables – 4.0%
D.R. Horton, Inc.	5,231	273,947
Leggett & Platt, Inc.	2,848	146,102
Lennar Corp., A Shares	3,540	210,984
Lennar Corp., B Shares	199	9,357
NVR, Inc. (A)	58	210,922
PulteGroup, Inc.	4,187	164,298
Toll Brothers, Inc.	1,676	66,655
Industrials – 83.8%		22,436,641
Aerospace and defense – 15.6%
Aerojet Rocketdyne Holdings, Inc. (A)	1,101	47,596
BWX Technologies, Inc.	1,267	73,613
Curtiss-Wright Corp.	662	89,536
General Dynamics Corp.	1,579	279,167
HEICO Corp.	438	54,023
HEICO Corp., Class A	754	71,834
Hexcel Corp.	1,102	82,231
Huntington Ingalls Industries, Inc.	673	151,869
L3Harris Technologies, Inc.	1,132	233,543
Lockheed Martin Corp.	1,146	431,675
Mercury Systems, Inc. (A)	609	44,859
Northrop Grumman Corp.	703	247,793
Raytheon Company	1,959	415,719
Spirit AeroSystems Holdings, Inc., Class A	1,929	157,831
Teledyne Technologies, Inc. (A)	461	151,946
Textron, Inc.	3,532	162,790
The Boeing Company	1,935	657,724
TransDigm Group, Inc.	539	283,665
United Technologies Corp.	3,800	545,604
Air freight and logistics – 3.8%
C.H. Robinson Worldwide, Inc. (B)	2,183	165,122
Expeditors International of Washington, Inc.	2,497	182,131
FedEx Corp.	1,205	183,955
United Parcel Service, Inc., Class B	3,388	390,196
XPO Logistics, Inc. (A)(B)	1,298	99,167
Airlines – 6.2%
Alaska Air Group, Inc.	1,992	138,305
American Airlines Group, Inc.	4,038	121,382
Copa Holdings SA, Class A	397	40,391
Delta Air Lines, Inc.	6,740	371,239
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines (continued)
JetBlue Airways Corp. (A)	4,194	$80,944
Southwest Airlines Company	7,930	445,111
United Airlines Holdings, Inc. (A)	5,065	460,105
Building products – 2.6%
AO Smith Corp.	1,715	85,201
Armstrong World Industries, Inc.	610	57,053
Johnson Controls International PLC	5,981	259,157
Lennox International, Inc.	413	102,160
Masco Corp.	2,836	131,165
Trex Company, Inc. (A)	572	50,273
Commercial services and supplies – 4.9%
ADT, Inc. (B)	3,280	25,387
Cintas Corp.	1,090	292,850
Clean Harbors, Inc. (A)	699	57,640
IAA, Inc. (A)	941	35,899
MSA Safety, Inc.	421	50,549
Republic Services, Inc.	3,365	294,471
Stericycle, Inc. (A)(B)	786	45,274
Tetra Tech, Inc.	531	46,447
The Brink's Company	991	84,195
Waste Management, Inc.	3,261	365,917
Construction and engineering – 1.9%
AECOM (A)	2,376	95,064
EMCOR Group, Inc.	1,036	90,868
Jacobs Engineering Group, Inc.	1,897	177,521
MasTec, Inc. (A)	950	59,793
Quanta Services, Inc.	2,065	86,833
Electrical equipment – 5.7%
Acuity Brands, Inc.	659	82,237
AMETEK, Inc.	3,604	330,307
Eaton Corp. PLC	3,062	266,731
Emerson Electric Company	5,035	353,205
Generac Holdings, Inc. (A)	847	81,803
Hubbell, Inc.	883	125,121
Rockwell Automation, Inc.	1,739	299,091
Industrial conglomerates – 5.5%
3M Company	3,102	511,799
Carlisle Companies, Inc.	844	128,516
General Electric Company	27,601	275,458
Honeywell International, Inc.	3,194	551,700
Machinery – 21.4%
AGCO Corp.	994	76,230
Allison Transmission Holdings, Inc.	2,099	91,537
Caterpillar, Inc.	3,689	508,344
Crane Company	805	61,599
Cummins, Inc.	2,420	417,402
Deere & Company	3,029	527,470
Donaldson Company, Inc.	1,984	104,636
Dover Corp.	1,986	206,326
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Flowserve Corp.	1,669	$81,514
Fortive Corp.	3,908	269,652
Gardner Denver Holdings, Inc. (A)(B)	1,829	58,217
Graco, Inc.	2,584	116,797
IDEX Corp.	1,063	165,328
Illinois Tool Works, Inc.	2,116	356,715
Ingersoll-Rand PLC	3,706	470,254
ITT, Inc.	1,597	94,942
Lincoln Electric Holdings, Inc.	1,026	91,899
Nordson Corp.	700	109,767
Oshkosh Corp.	1,315	112,275
PACCAR, Inc.	5,949	452,481
Parker-Hannifin Corp.	2,158	395,971
Pentair PLC	2,547	105,624
Snap-on, Inc.	909	147,867
The Middleby Corp. (A)	943	114,056
The Toro Company	1,465	112,995
WABCO Holdings, Inc. (A)	837	112,677
Wabtec Corp.	1,321	91,638
Woodward, Inc.	823	87,781
Xylem, Inc.	2,492	191,111
Marine – 0.3%
Kirby Corp. (A)	918	72,669
Professional services – 3.9%
CoStar Group, Inc. (A)	304	167,054
FTI Consulting, Inc. (A)	416	45,290
IHS Markit, Ltd. (A)	4,202	294,224
Insperity, Inc.	663	70,033
ManpowerGroup, Inc.	941	85,556
Robert Half International, Inc.	1,887	108,068
TriNet Group, Inc. (A)	887	47,002
Verisk Analytics, Inc.	1,519	219,799
Road and rail – 8.4%
AMERCO	166	67,237
CSX Corp.	5,514	387,469
Genesee & Wyoming, Inc., Class A (A)	844	93,709
J.B. Hunt Transport Services, Inc.	1,665	195,737
Kansas City Southern	1,439	202,582
Knight-Swift Transportation Holdings, Inc. (B)	1,559	56,841
Landstar System, Inc.	677	76,603
Norfolk Southern Corp.	1,999	363,818
Old Dominion Freight Line, Inc.	893	162,597
Union Pacific Corp.	3,954	654,229
Trading companies and distributors – 3.6%
Air Lease Corp.	1,687	74,194
Fastenal Company	7,800	280,332
HD Supply Holdings, Inc. (A)	2,838	112,215
MSC Industrial Direct Company, Inc., Class A	698	51,101
United Rentals, Inc. (A)	1,282	171,237
46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
W.W. Grainger, Inc.	724	$223,600
Watsco, Inc.	338	59,589
Information technology – 9.3%		2,492,153
Electronic equipment, instruments and components – 1.8%
Arrow Electronics, Inc. (A)	1,230	97,514
Avnet, Inc.	1,710	67,648
CDW Corp.	1,815	232,157
SYNNEX Corp.	624	73,470
IT services – 7.5%
Accenture PLC, Class A	2,835	525,666
Automatic Data Processing, Inc.	1,799	291,852
Black Knight, Inc. (A)	1,406	90,265
Booz Allen Hamilton Holding Corp.	1,734	122,022
Broadridge Financial Solutions, Inc.	1,439	180,192
CACI International, Inc., Class A (A)	311	69,586
CoreLogic, Inc. (A)	887	35,915
Genpact, Ltd.	1,938	75,911
Leidos Holdings, Inc.	1,927	166,165
MAXIMUS, Inc.	847	64,999
Paychex, Inc.	3,615	302,359
Sabre Corp.	4,107	96,432

SECURITIES LENDING COLLATERAL – 1.6%		$420,037
(Cost $420,004)
John Hancock Collateral Trust, 1.9934% (C)(D)	41,970	420,037

SHORT-TERM INVESTMENTS – 0.1%		$27,418
(Cost $27,418)
Money market funds – 0.1%		27,418
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	27,418	27,418
Total investments (Multifactor Industrials ETF) (Cost $25,851,250) 101.6%		$27,213,914
Other assets and liabilities, net (1.6%)		(433,525)
Total net assets 100.0%		$26,780,389

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$911,228,676
(Cost $802,054,456)
Communication services – 7.5%		68,729,631
Diversified telecommunication services – 1.5%
AT&T, Inc.	179,721	6,917,461
CenturyLink, Inc.	58,218	753,341
GCI Liberty, Inc., Class A (A)	2,623	183,558
Verizon Communications, Inc.	98,637	5,964,579
Zayo Group Holdings, Inc. (A)	10,212	348,638
Entertainment – 1.3%
Activision Blizzard, Inc.	25,137	1,408,426
Electronic Arts, Inc. (A)	11,219	1,081,512
Liberty Media Corp.-Liberty Formula One, Series A (A)	796	32,182
Liberty Media Corp.-Liberty Formula One, Series C (A)	9,645	409,913
Live Nation Entertainment, Inc. (A)	7,794	549,477
Netflix, Inc. (A)	6,685	1,921,336
Take-Two Interactive Software, Inc. (A)	4,565	549,398
The Madison Square Garden Company, Class A (A)	570	152,144
The Walt Disney Company	39,497	5,131,450
Viacom, Inc., Class A (B)	692	16,532
Viacom, Inc., Class B	28,023	604,176
World Wrestling Entertainment, Inc., Class A (B)	801	44,888
Interactive media and services – 2.8%
Alphabet, Inc., Class A (A)	9,789	12,322,393
Alphabet, Inc., Class C (A)	1,655	2,085,482
Facebook, Inc., Class A (A)	43,897	8,412,860
InterActiveCorp (A)	3,965	901,046
Match Group, Inc. (B)	2,243	163,717
Pinterest, Inc., Class A (A)	1,194	30,017
Snap, Inc., Class A (A)(B)	10,811	162,814
TripAdvisor, Inc. (A)	5,292	213,797
Twitter, Inc. (A)	24,529	735,134
Zillow Group, Inc., Class A (A)(B)	1,050	34,010
Zillow Group, Inc., Class C (A)(B)	4,907	159,821
Media – 1.8%
Altice USA, Inc., Class A (A)	12,451	385,358
Cable One, Inc.	81	107,355
CBS Corp., Class B	21,666	780,843
Charter Communications, Inc., Class A (A)	5,308	2,483,401
Comcast Corp., Class A	139,022	6,230,966
Discovery, Inc., Series A (A)(B)	18,417	496,430
Discovery, Inc., Series C (A)	7,582	191,370
DISH Network Corp., Class A (A)	13,997	481,217
Fox Corp., Class A	16,745	536,510
Fox Corp., Class B	4,906	153,263
Liberty Broadband Corp., Series A (A)	659	77,755
Liberty Broadband Corp., Series C (A)	6,850	808,780
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,907	$355,103
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,005	135,796
News Corp., Class A	22,527	308,845
News Corp., Class B	5,874	82,941
Omnicom Group, Inc.	20,079	1,549,898
Sirius XM Holdings, Inc. (B)	61,185	411,163
The Interpublic Group of Companies, Inc.	34,705	754,834
Wireless telecommunication services – 0.1%
Sprint Corp. (A)	39,662	246,301
T-Mobile US, Inc. (A)	10,421	861,400
Consumer discretionary – 10.4%		94,638,500
Auto components – 0.4%
Aptiv PLC	19,786	1,771,836
Autoliv, Inc.	6,314	491,482
BorgWarner, Inc.	14,557	606,736
Gentex Corp.	16,221	454,999
Lear Corp.	5,961	702,027
Automobiles – 0.4%
Ford Motor Company	124,118	1,066,174
General Motors Company	42,607	1,583,276
Harley-Davidson, Inc.	15,456	601,393
Tesla, Inc. (A)	2,483	781,946
Distributors – 0.2%
Genuine Parts Company	10,748	1,102,530
LKQ Corp. (A)	17,311	588,401
Pool Corp.	1,816	376,638
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,992	295,852
Grand Canyon Education, Inc. (A)	1,168	107,409
Service Corp. International	12,284	558,676
ServiceMaster Global Holdings, Inc. (A)	8,093	326,795
Hotels, restaurants and leisure – 2.1%
Aramark	16,649	728,560
Caesars Entertainment Corp. (A)	10,075	123,721
Carnival Corp.	15,441	662,264
Chipotle Mexican Grill, Inc. (A)	1,613	1,255,172
Darden Restaurants, Inc.	8,144	914,327
Domino's Pizza, Inc.	2,031	551,660
Dunkin' Brands Group, Inc.	2,109	165,810
Hilton Worldwide Holdings, Inc.	13,185	1,278,418
Hyatt Hotels Corp., Class A	2,160	161,438
Las Vegas Sands Corp.	15,057	931,125
Marriott International, Inc., Class A	10,838	1,371,549
McDonald's Corp.	16,161	3,178,869
MGM Resorts International	30,748	876,318
Norwegian Cruise Line Holdings, Ltd. (A)	9,894	502,219
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	1,627	$103,575
Royal Caribbean Cruises, Ltd.	9,572	1,041,721
Starbucks Corp.	27,693	2,341,720
Vail Resorts, Inc.	2,077	482,632
Wyndham Hotels & Resorts, Inc.	8,776	473,641
Wynn Resorts, Ltd.	5,592	678,533
Yum! Brands, Inc.	10,968	1,115,555
Household durables – 0.8%
D.R. Horton, Inc.	22,607	1,183,929
Garmin, Ltd.	8,024	752,250
Lennar Corp., A Shares	13,787	821,705
Lennar Corp., B Shares	827	38,886
Mohawk Industries, Inc. (A)	4,338	621,982
Newell Brands, Inc.	23,983	454,958
NVR, Inc. (A)	322	1,170,982
PulteGroup, Inc.	17,254	677,047
Roku, Inc. (A)(B)	1,305	192,096
Toll Brothers, Inc.	9,037	359,401
Whirlpool Corp.	5,679	863,889
Internet and direct marketing retail – 2.1%
Amazon.com, Inc. (A)	7,858	13,960,994
Booking Holdings, Inc. (A)	1,052	2,155,306
Chewy, Inc., Class A (A)(B)	509	12,557
eBay, Inc.	42,676	1,504,329
Etsy, Inc. (A)	2,194	97,611
Expedia Group, Inc.	7,504	1,025,497
GrubHub, Inc. (A)(B)	1,500	51,090
Wayfair, Inc., Class A (A)(B)	1,337	109,942
Leisure products – 0.2%
Hasbro, Inc.	9,479	922,401
Polaris, Inc.	4,102	404,662
Multiline retail – 0.8%
Dollar General Corp.	11,131	1,784,745
Dollar Tree, Inc. (A)	16,267	1,795,877
Kohl's Corp.	16,608	851,326
Target Corp.	23,210	2,481,381
Specialty retail – 2.6%
Advance Auto Parts, Inc.	4,466	725,636
AutoZone, Inc. (A)	1,243	1,422,464
Best Buy Company, Inc.	21,935	1,575,591
Burlington Stores, Inc. (A)	3,556	683,357
CarMax, Inc. (A)	12,761	1,188,942
Carvana Company (A)(B)	700	56,756
Five Below, Inc. (A)	1,641	205,306
Lowe's Companies, Inc.	23,986	2,677,077
O'Reilly Automotive, Inc. (A)	3,916	1,705,457
Ross Stores, Inc.	21,939	2,406,050
The Gap, Inc.	20,112	327,021
The Home Depot, Inc.	21,457	5,033,383
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The TJX Companies, Inc.	43,297	$2,496,072
Tiffany & Company	7,752	965,202
Tractor Supply Company	9,055	860,406
Ulta Beauty, Inc. (A)	3,828	892,498
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	921	83,304
Levi Strauss & Company, Class A (B)	791	14,096
Lululemon Athletica, Inc. (A)	5,518	1,127,162
NIKE, Inc., Class B	31,782	2,846,078
PVH Corp.	4,480	390,477
Ralph Lauren Corp.	4,310	414,019
Tapestry, Inc.	15,656	404,864
Under Armour, Inc., Class A (A)(B)	8,844	182,629
Under Armour, Inc., Class C (A)	9,022	166,907
VF Corp.	13,828	1,137,906
Consumer staples – 6.5%		59,030,228
Beverages – 1.4%
Brown-Forman Corp., Class A	3,361	208,886
Brown-Forman Corp., Class B	17,041	1,116,526
Constellation Brands, Inc., Class A	6,216	1,183,091
Keurig Dr. Pepper, Inc. (B)	3,499	98,532
Molson Coors Brewing Company, Class B	12,067	636,172
Monster Beverage Corp. (A)	14,466	811,977
PepsiCo, Inc.	32,853	4,506,446
The Coca-Cola Company	83,866	4,564,826
Food and staples retailing – 1.5%
Casey's General Stores, Inc.	722	123,325
Costco Wholesale Corp.	10,722	3,185,613
Sysco Corp.	21,324	1,703,148
The Kroger Company	69,239	1,706,049
US Foods Holding Corp. (A)	12,290	487,544
Walgreens Boots Alliance, Inc.	20,055	1,098,613
Walmart, Inc.	43,981	5,157,212
Food products – 1.6%
Archer-Daniels-Midland Company	28,622	1,203,269
Beyond Meat, Inc. (A)(B)	99	8,361
Bunge, Ltd.	10,267	554,418
Campbell Soup Company (B)	13,503	625,324
Conagra Brands, Inc.	30,996	838,442
General Mills, Inc.	29,071	1,478,551
Hormel Foods Corp.	15,614	638,456
Ingredion, Inc.	5,455	430,945
Kellogg Company	14,742	936,559
Lamb Weston Holdings, Inc.	8,985	701,189
McCormick & Company, Inc.	8,520	1,369,079
Mondelez International, Inc., Class A	38,747	2,032,280
Pilgrim's Pride Corp. (A)	1,120	34,003
Post Holdings, Inc. (A)	4,534	466,549
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
The Hershey Company	6,900	$1,013,403
The J.M. Smucker Company	6,757	714,080
The Kraft Heinz Company	10,439	337,493
Tyson Foods, Inc., Class A	13,530	1,120,149
Household products – 1.3%
Church & Dwight Company, Inc.	13,186	922,229
Colgate-Palmolive Company	18,581	1,274,657
Kimberly-Clark Corp.	9,792	1,301,161
Spectrum Brands Holdings, Inc.	439	22,042
The Clorox Company	9,102	1,344,274
The Procter & Gamble Company	54,326	6,764,130
Personal products – 0.2%
Coty, Inc., Class A	13,149	153,712
Herbalife Nutrition, Ltd. (A)	6,782	302,952
The Estee Lauder Companies, Inc., Class A	8,432	1,570,629
Tobacco – 0.5%
Altria Group, Inc.	44,548	1,995,305
Philip Morris International, Inc.	28,102	2,288,627
Energy – 3.8%		34,676,871
Energy equipment and services – 0.3%
Baker Hughes Company	10,505	224,807
Halliburton Company	21,228	408,639
National Oilwell Varco, Inc.	19,266	435,797
Schlumberger, Ltd.	24,161	789,823
TechnipFMC PLC	24,700	487,331
Oil, gas and consumable fuels – 3.5%
Apache Corp.	20,191	437,337
Cabot Oil & Gas Corp.	20,430	380,815
Cheniere Energy, Inc. (A)	9,511	585,402
Chevron Corp.	50,775	5,897,009
Concho Resources, Inc.	8,460	571,219
ConocoPhillips	24,677	1,362,170
Continental Resources, Inc. (A)	5,176	152,537
Devon Energy Corp.	24,840	503,755
Diamondback Energy, Inc.	7,565	648,774
EOG Resources, Inc.	12,494	865,959
Exxon Mobil Corp.	90,520	6,116,436
Hess Corp.	16,338	1,074,224
HollyFrontier Corp.	14,793	812,727
Kinder Morgan, Inc.	59,665	1,192,107
Marathon Oil Corp.	55,485	639,742
Marathon Petroleum Corp.	31,962	2,043,970
Noble Energy, Inc.	33,964	654,147
Occidental Petroleum Corp.	25,608	1,037,124
ONEOK, Inc.	20,634	1,440,872
Parsley Energy, Inc., Class A	8,652	136,788
Phillips 66	12,906	1,507,679
Pioneer Natural Resources Company	5,802	713,762
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Tallgrass Energy LP, Class A	2,776	$51,800
Targa Resources Corp. (B)	9,463	367,921
The Williams Companies, Inc.	37,960	846,888
Valero Energy Corp.	23,606	2,289,310
Financials – 14.2%		129,333,980
Banks – 5.2%
Bank of America Corp.	214,707	6,713,888
BB&T Corp.	26,803	1,421,899
BOK Financial Corp.	1,099	84,788
Citigroup, Inc.	59,836	4,299,815
Citizens Financial Group, Inc.	30,941	1,087,886
Comerica, Inc.	11,332	741,339
Commerce Bancshares, Inc. (B)	5,783	372,194
Cullen/Frost Bankers, Inc. (B)	2,312	208,265
East West Bancorp, Inc.	8,644	371,000
Fifth Third Bancorp	61,284	1,782,139
First Republic Bank	8,506	904,698
Huntington Bancshares, Inc.	69,313	979,393
JPMorgan Chase & Co.	83,450	10,424,574
KeyCorp	67,591	1,214,610
M&T Bank Corp.	8,893	1,392,021
People's United Financial, Inc.	20,989	339,392
Popular, Inc.	1,551	84,467
Regions Financial Corp.	91,068	1,466,195
Signature Bank	2,927	346,323
SunTrust Banks, Inc.	26,384	1,803,083
SVB Financial Group (A)	2,907	643,842
Synovus Financial Corp.	3,806	128,909
The PNC Financial Services Group, Inc.	13,870	2,034,729
U.S. Bancorp	41,878	2,387,884
Wells Fargo & Company	115,658	5,971,423
Zions Bancorp NA	12,888	624,681
Capital markets – 3.1%
Ameriprise Financial, Inc.	12,266	1,850,817
Ares Management Corp., Class A	781	23,094
BlackRock, Inc.	2,333	1,077,146
Cboe Global Markets, Inc.	5,698	656,125
CME Group, Inc.	7,315	1,505,061
E*TRADE Financial Corp.	15,837	661,828
FactSet Research Systems, Inc.	2,374	601,856
Franklin Resources, Inc.	20,441	563,150
Intercontinental Exchange, Inc.	16,725	1,577,502
Invesco, Ltd.	24,950	419,659
KKR & Company, Inc., Class A	5,582	160,929
LPL Financial Holdings, Inc.	3,151	254,727
MarketAxess Holdings, Inc.	2,029	747,869
Moody's Corp.	6,072	1,340,030
Morgan Stanley	34,745	1,600,007
Morningstar, Inc.	571	92,411
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc.	5,928	$1,390,472
Nasdaq, Inc.	7,389	737,201
Northern Trust Corp.	14,247	1,420,141
Raymond James Financial, Inc.	8,492	708,997
S&P Global, Inc.	7,638	1,970,528
SEI Investments Company	10,685	640,245
State Street Corp.	12,408	819,797
T. Rowe Price Group, Inc.	14,901	1,725,536
TD Ameritrade Holding Corp.	13,023	499,823
The Bank of New York Mellon Corp.	35,522	1,660,654
The Blackstone Group, Inc., Class A	2,735	145,393
The Charles Schwab Corp.	31,433	1,279,637
The Goldman Sachs Group, Inc.	9,093	1,940,264
Tradeweb Markets, Inc., Class A	378	15,782
Consumer finance – 1.0%
Ally Financial, Inc.	39,349	1,205,260
American Express Company	19,995	2,345,014
Capital One Financial Corp.	22,676	2,114,537
Credit Acceptance Corp. (A)	512	224,159
Discover Financial Services	22,266	1,787,069
Santander Consumer USA Holdings, Inc.	9,162	229,783
Synchrony Financial	41,932	1,483,135
Diversified financial services – 1.2%
AXA Equitable Holdings, Inc.	8,964	193,622
Berkshire Hathaway, Inc., Class B (A)	45,400	9,651,132
Jefferies Financial Group, Inc.	17,408	325,007
Voya Financial, Inc.	9,883	533,287
Insurance – 3.7%
Aflac, Inc.	31,848	1,693,040
Alleghany Corp. (A)	893	695,013
American Financial Group, Inc.	5,272	548,499
American International Group, Inc.	26,486	1,402,699
Aon PLC	10,487	2,025,669
Arch Capital Group, Ltd. (A)	20,438	853,491
Arthur J. Gallagher & Company	10,840	988,825
Assurant, Inc.	1,602	201,964
Athene Holding, Ltd., Class A (A)	4,457	193,211
Brown & Brown, Inc.	14,278	537,995
Chubb, Ltd.	9,052	1,379,706
Cincinnati Financial Corp.	9,203	1,041,872
CNA Financial Corp.	2,062	92,460
Erie Indemnity Company, Class A	1,343	247,475
Everest Re Group, Ltd.	2,910	748,132
Fidelity National Financial, Inc.	16,380	750,859
First American Financial Corp.	5,263	325,148
Globe Life, Inc.	7,767	755,962
Lincoln National Corp.	17,287	976,370
Loews Corp.	19,401	950,649
Markel Corp. (A)	671	785,741
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	16,206	$1,679,266
MetLife, Inc.	24,561	1,149,209
Old Republic International Corp.	17,024	380,316
Principal Financial Group, Inc.	22,131	1,181,353
Prudential Financial, Inc.	15,681	1,429,166
Reinsurance Group of America, Inc.	4,834	785,380
RenaissanceRe Holdings, Ltd.	901	168,649
The Allstate Corp.	13,569	1,444,013
The Hartford Financial Services Group, Inc.	32,158	1,835,579
The Progressive Corp.	23,448	1,634,326
The Travelers Companies, Inc.	14,666	1,922,126
Unum Group	17,535	482,914
W.R. Berkley Corp.	10,672	745,973
Willis Towers Watson PLC	6,538	1,221,952
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	6,082	70,855
Health care – 12.9%		117,617,113
Biotechnology – 1.9%
AbbVie, Inc.	30,649	2,438,128
Alexion Pharmaceuticals, Inc. (A)	6,950	732,530
Alnylam Pharmaceuticals, Inc. (A)	2,788	241,831
Amgen, Inc.	16,581	3,535,898
Biogen, Inc. (A)	5,751	1,717,881
BioMarin Pharmaceutical, Inc. (A)	6,120	448,045
Bluebird Bio, Inc. (A)	1,034	83,754
Celgene Corp. (A)	16,372	1,768,667
Exact Sciences Corp. (A)	2,306	200,622
Exelixis, Inc. (A)	14,024	216,671
Gilead Sciences, Inc.	37,001	2,357,334
Incyte Corp. (A)	5,774	484,554
Ionis Pharmaceuticals, Inc. (A)	3,495	194,741
Moderna, Inc. (A)(B)	762	12,764
Neurocrine Biosciences, Inc. (A)	2,085	207,437
Regeneron Pharmaceuticals, Inc. (A)	2,045	626,343
Sage Therapeutics, Inc. (A)	1,190	161,424
Sarepta Therapeutics, Inc. (A)(B)	837	69,521
Seattle Genetics, Inc. (A)	3,368	361,723
Vertex Pharmaceuticals, Inc. (A)	5,946	1,162,324
Health care equipment and supplies – 3.3%
Abbott Laboratories	44,166	3,692,719
ABIOMED, Inc. (A)	1,469	304,935
Align Technology, Inc. (A)	3,393	856,020
Baxter International, Inc.	17,379	1,332,969
Becton, Dickinson and Company	7,165	1,834,240
Boston Scientific Corp. (A)	34,495	1,438,442
Danaher Corp.	14,860	2,048,005
DENTSPLY SIRONA, Inc.	13,499	739,475
DexCom, Inc. (A)	1,736	267,761
Edwards Lifesciences Corp. (A)	6,374	1,519,434
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Haemonetics Corp. (A)	713	$86,080
Hill-Rom Holdings, Inc.	2,711	283,815
Hologic, Inc. (A)	20,365	983,833
IDEXX Laboratories, Inc. (A)	5,467	1,558,150
Insulet Corp. (A)	1,174	170,606
Intuitive Surgical, Inc. (A)	2,303	1,273,444
Masimo Corp. (A)	1,295	188,798
Medtronic PLC	28,887	3,145,794
Novocure, Ltd. (A)	641	45,921
ResMed, Inc.	8,462	1,251,699
STERIS PLC	4,614	653,204
Stryker Corp.	9,364	2,025,152
Teleflex, Inc.	2,234	776,114
The Cooper Companies, Inc.	2,644	769,404
Varian Medical Systems, Inc. (A)	6,384	771,251
West Pharmaceutical Services, Inc.	3,554	511,207
Zimmer Biomet Holdings, Inc.	11,721	1,620,194
Health care providers and services – 3.2%
AmerisourceBergen Corp.	11,038	942,424
Anthem, Inc.	9,108	2,450,781
Cardinal Health, Inc.	19,411	959,874
Centene Corp. (A)	22,952	1,218,292
Chemed Corp.	251	98,871
Cigna Corp.	17,263	3,080,755
CVS Health Corp.	38,680	2,567,965
DaVita, Inc. (A)	13,447	787,994
Encompass Health Corp.	3,030	193,981
Guardant Health, Inc. (A)(B)	367	25,507
HCA Healthcare, Inc.	7,859	1,049,491
Henry Schein, Inc. (A)	12,555	785,755
Humana, Inc.	5,834	1,716,363
Laboratory Corp. of America Holdings (A)	9,043	1,490,015
McKesson Corp.	11,487	1,527,771
Molina Healthcare, Inc. (A)	2,592	304,923
Quest Diagnostics, Inc.	14,860	1,504,575
UnitedHealth Group, Inc.	25,098	6,342,265
Universal Health Services, Inc., Class B	8,487	1,166,623
WellCare Health Plans, Inc. (A)	2,869	850,945
Health care technology – 0.2%
Cerner Corp.	20,580	1,381,330
Veeva Systems, Inc., Class A (A)	3,843	545,053
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	20,301	1,537,801
Avantor, Inc. (A)	2,655	37,728
Bio-Rad Laboratories, Inc., Class A (A)	1,050	348,201
Bio-Techne Corp.	860	179,026
Bruker Corp.	2,514	111,873
Charles River Laboratories International, Inc. (A)	2,015	261,910
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Illumina, Inc. (A)	4,360	$1,288,467
IQVIA Holdings, Inc. (A)	8,779	1,267,863
Mettler-Toledo International, Inc. (A)	1,746	1,230,825
PerkinElmer, Inc.	6,093	523,754
PRA Health Sciences, Inc. (A)	1,940	189,557
Thermo Fisher Scientific, Inc.	9,543	2,881,795
Waters Corp. (A)	5,270	1,115,237
Pharmaceuticals – 3.1%
Allergan PLC	7,579	1,334,738
Bristol-Myers Squibb Company	30,310	1,738,885
Catalent, Inc. (A)	7,139	347,312
Elanco Animal Health, Inc. (A)	14,644	395,681
Eli Lilly & Company	19,233	2,191,600
Jazz Pharmaceuticals PLC (A)	3,518	441,966
Johnson & Johnson	62,523	8,255,537
Merck & Company, Inc.	63,317	5,487,051
Mylan NV (A)	29,111	557,476
Perrigo Company PLC	6,849	363,134
Pfizer, Inc.	142,632	5,472,790
Zoetis, Inc.	14,810	1,894,495
Industrials – 12.0%		109,658,123
Aerospace and defense – 2.3%
Arconic, Inc.	23,978	658,676
BWX Technologies, Inc.	1,472	85,523
Curtiss-Wright Corp.	1,018	137,685
General Dynamics Corp.	7,141	1,262,529
HEICO Corp.	1,414	174,403
HEICO Corp., Class A	2,794	266,184
Hexcel Corp.	2,860	213,413
Huntington Ingalls Industries, Inc.	2,984	673,369
L3Harris Technologies, Inc.	6,899	1,423,333
Lockheed Martin Corp.	6,065	2,284,564
Northrop Grumman Corp.	4,333	1,527,296
Raytheon Company	9,522	2,020,664
Spirit AeroSystems Holdings, Inc., Class A	7,696	629,687
Teledyne Technologies, Inc. (A)	1,373	452,541
Textron, Inc.	18,441	849,946
The Boeing Company	10,906	3,707,058
TransDigm Group, Inc.	2,446	1,287,281
United Technologies Corp.	23,456	3,367,812
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc. (B)	10,032	758,820
Expeditors International of Washington, Inc.	11,934	870,466
FedEx Corp.	8,203	1,252,270
United Parcel Service, Inc., Class B	14,900	1,716,033
XPO Logistics, Inc. (A)(B)	5,762	440,217
Airlines – 0.9%
Alaska Air Group, Inc.	9,362	650,004
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines (continued)
American Airlines Group, Inc.	28,696	$862,602
Delta Air Lines, Inc.	33,082	1,822,157
JetBlue Airways Corp. (A)	18,218	351,607
Southwest Airlines Company	30,841	1,731,105
United Airlines Holdings, Inc. (A)	26,565	2,413,165
Building products – 0.5%
Allegion PLC	6,767	785,243
AO Smith Corp.	7,496	372,401
Fortune Brands Home & Security, Inc.	9,205	552,760
Johnson Controls International PLC	31,507	1,365,198
Lennox International, Inc.	2,194	542,708
Masco Corp.	16,556	765,715
Owens Corning	7,795	477,678
Commercial services and supplies – 0.8%
Cintas Corp.	6,546	1,758,714
Copart, Inc. (A)	11,684	965,566
IAA, Inc. (A)	6,912	263,693
Republic Services, Inc.	21,002	1,837,885
Rollins, Inc.	8,175	311,549
Waste Management, Inc.	18,712	2,099,674
Construction and engineering – 0.1%
AECOM (A)	2,809	112,388
Jacobs Engineering Group, Inc.	7,936	742,651
Electrical equipment – 0.8%
Acuity Brands, Inc.	1,967	245,462
AMETEK, Inc.	14,831	1,359,261
Eaton Corp. PLC	16,841	1,467,020
Emerson Electric Company	22,498	1,578,235
Hubbell, Inc.	3,589	508,561
Rockwell Automation, Inc.	8,776	1,509,384
Sensata Technologies Holding PLC (A)	10,871	556,486
Industrial conglomerates – 1.0%
3M Company	14,216	2,345,498
Carlisle Companies, Inc.	4,360	663,897
General Electric Company	171,681	1,713,376
Honeywell International, Inc.	17,537	3,029,166
Roper Technologies, Inc.	4,232	1,426,015
Machinery – 2.8%
Allison Transmission Holdings, Inc.	9,082	396,066
Caterpillar, Inc.	16,527	2,277,421
Cummins, Inc.	9,312	1,606,134
Deere & Company	13,952	2,429,601
Donaldson Company, Inc.	8,737	460,789
Dover Corp.	12,462	1,294,677
Flowserve Corp.	10,013	489,035
Fortive Corp.	16,120	1,112,280
Gardner Denver Holdings, Inc. (A)(B)	2,818	89,697
Graco, Inc.	8,053	363,996
IDEX Corp.	4,719	733,946
52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Illinois Tool Works, Inc.	11,427	$1,926,364
Ingersoll-Rand PLC	18,733	2,377,030
Lincoln Electric Holdings, Inc.	3,812	341,441
Nordson Corp.	2,821	442,361
PACCAR, Inc.	27,007	2,054,152
Parker-Hannifin Corp.	9,854	1,808,110
Pentair PLC	10,545	437,301
Snap-on, Inc.	3,943	641,408
Stanley Black & Decker, Inc.	10,638	1,609,849
The Middleby Corp. (A)	3,293	398,288
The Toro Company	5,881	453,602
WABCO Holdings, Inc. (A)	3,296	443,708
Wabtec Corp.	5,769	400,196
Woodward, Inc.	1,291	137,698
Xylem, Inc.	10,112	775,489
Professional services – 0.6%
CoStar Group, Inc. (A)	1,477	811,641
Equifax, Inc.	7,437	1,016,712
IHS Markit, Ltd. (A)	13,725	961,025
Nielsen Holdings PLC	15,279	308,025
Robert Half International, Inc.	8,671	496,588
TransUnion	9,290	767,540
Verisk Analytics, Inc.	9,442	1,366,257
Road and rail – 1.2%
AMERCO	569	230,468
CSX Corp.	25,832	1,815,215
Genesee & Wyoming, Inc., Class A (A)	869	96,485
J.B. Hunt Transport Services, Inc.	8,078	949,650
Kansas City Southern	7,293	1,026,709
Knight-Swift Transportation Holdings, Inc. (B)	1,877	68,435
Lyft, Inc., Class A (A)	476	19,725
Norfolk Southern Corp.	13,069	2,378,558
Old Dominion Freight Line, Inc.	4,111	748,531
Uber Technologies, Inc. (A)(B)	1,399	44,069
Union Pacific Corp.	21,123	3,495,012
Trading companies and distributors – 0.5%
Fastenal Company	36,267	1,303,436
HD Supply Holdings, Inc. (A)	11,485	454,117
United Rentals, Inc. (A)	6,714	896,789
W.W. Grainger, Inc.	4,494	1,387,927
Watsco, Inc.	1,520	267,976
Information technology – 20.5%		186,668,234
Communications equipment – 1.0%
Arista Networks, Inc. (A)	2,166	529,739
Ciena Corp. (A)	3,940	146,253
Cisco Systems, Inc.	112,354	5,337,939
F5 Networks, Inc. (A)	4,301	619,688
Juniper Networks, Inc.	26,149	649,018
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	9,425	$1,567,566
Ubiquiti, Inc. (B)	604	76,460
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	22,858	2,293,343
Arrow Electronics, Inc. (A)	7,682	609,029
CDW Corp.	8,896	1,137,887
Cognex Corp.	6,277	323,203
Corning, Inc.	57,979	1,717,918
Dolby Laboratories, Inc., Class A	3,200	205,856
Flex, Ltd. (A)	50,878	597,812
FLIR Systems, Inc.	6,334	326,581
IPG Photonics Corp. (A)	1,775	238,347
Keysight Technologies, Inc. (A)	10,401	1,049,565
National Instruments Corp.	4,646	192,298
TE Connectivity, Ltd.	18,040	1,614,580
Trimble, Inc. (A)	14,532	578,955
Zebra Technologies Corp., Class A (A)	2,663	633,448
IT services – 5.0%
Accenture PLC, Class A	16,502	3,059,801
Akamai Technologies, Inc. (A)	11,489	993,799
Alliance Data Systems Corp.	4,297	429,700
Amdocs, Ltd.	12,066	786,703
Automatic Data Processing, Inc.	11,110	1,802,375
Black Knight, Inc. (A)	6,757	433,799
Booz Allen Hamilton Holding Corp.	7,350	517,220
Broadridge Financial Solutions, Inc.	7,251	907,970
CACI International, Inc., Class A (A)	388	86,815
Cognizant Technology Solutions Corp., Class A	21,153	1,289,064
DXC Technology Company	14,899	412,255
EPAM Systems, Inc. (A)	1,765	310,569
Euronet Worldwide, Inc. (A)	1,532	214,587
Fidelity National Information Services, Inc.	14,783	1,947,808
Fiserv, Inc. (A)	13,923	1,477,787
FleetCor Technologies, Inc. (A)	5,224	1,537,005
Gartner, Inc. (A)	4,838	745,439
Genpact, Ltd.	7,713	302,118
Global Payments, Inc.	19,341	3,272,110
GoDaddy, Inc., Class A (A)	4,287	278,784
IBM Corp.	24,931	3,334,023
Jack Henry & Associates, Inc.	4,813	681,328
Leidos Holdings, Inc.	8,751	754,599
Mastercard, Inc., Class A	21,428	5,931,485
MongoDB, Inc. (A)(B)	335	42,803
Okta, Inc. (A)	1,904	207,669
Paychex, Inc.	19,434	1,625,460
PayPal Holdings, Inc. (A)	22,698	2,362,862
Sabre Corp.	16,417	385,471
Square, Inc., Class A (A)	5,156	316,733
The Western Union Company	31,338	785,330
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Twilio, Inc., Class A (A)(B)	3,041	$293,639
VeriSign, Inc. (A)	5,717	1,086,344
Visa, Inc., Class A	37,983	6,793,639
WEX, Inc. (A)	1,724	326,146
Semiconductors and semiconductor equipment – 4.1%
Advanced Micro Devices, Inc. (A)	25,917	879,364
Analog Devices, Inc.	16,688	1,779,441
Applied Materials, Inc.	38,202	2,072,841
Broadcom, Inc.	9,456	2,769,190
Cypress Semiconductor Corp.	15,816	368,038
Entegris, Inc.	2,544	122,112
First Solar, Inc. (A)	2,154	111,556
Intel Corp.	128,738	7,277,559
KLA Corp.	8,150	1,377,676
Lam Research Corp.	10,163	2,754,580
Marvell Technology Group, Ltd.	34,059	830,699
Maxim Integrated Products, Inc.	19,496	1,143,635
Microchip Technology, Inc. (B)	14,118	1,331,186
Micron Technology, Inc. (A)	58,585	2,785,717
Monolithic Power Systems, Inc.	990	148,421
NVIDIA Corp.	11,395	2,290,623
ON Semiconductor Corp. (A)	26,071	531,848
Qorvo, Inc. (A)	7,097	573,863
QUALCOMM, Inc.	33,507	2,695,303
Skyworks Solutions, Inc.	12,457	1,134,334
Teradyne, Inc.	10,714	655,911
Texas Instruments, Inc.	25,292	2,984,203
Universal Display Corp.	588	117,706
Xilinx, Inc.	9,562	867,656
Software – 5.1%
Adobe, Inc. (A)	8,330	2,315,157
Alteryx, Inc., Class A (A)(B)	360	32,940
Anaplan, Inc. (A)	998	47,106
ANSYS, Inc. (A)	4,852	1,068,168
Aspen Technology, Inc. (A)	2,253	259,343
Atlassian Corp. PLC, Class A (A)	2,660	321,301
Autodesk, Inc. (A)	5,489	808,859
Avalara, Inc. (A)	610	43,310
Cadence Design Systems, Inc. (A)	15,245	996,261
CDK Global, Inc.	7,727	390,523
Ceridian HCM Holding, Inc. (A)	1,291	62,291
Citrix Systems, Inc.	9,918	1,079,673
Coupa Software, Inc. (A)	887	121,954
Crowdstrike Holdings, Inc., Class A (A)	216	10,781
DocuSign, Inc. (A)	1,810	119,804
Dropbox, Inc., Class A (A)	1,593	31,573
Elastic NV (A)	285	20,523
Fair Isaac Corp. (A)	952	289,446
Fortinet, Inc. (A)	4,982	406,332
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Guidewire Software, Inc. (A)(B)	3,106	$350,170
HubSpot, Inc. (A)	542	84,064
Intuit, Inc.	6,718	1,729,885
Microsoft Corp.	149,519	21,436,539
Oracle Corp.	80,125	4,366,011
Palo Alto Networks, Inc. (A)	2,945	669,664
Paycom Software, Inc. (A)	1,761	372,504
Paylocity Holding Corp. (A)	301	30,883
Pegasystems, Inc.	594	44,675
Proofpoint, Inc. (A)	971	112,024
PTC, Inc. (A)	3,851	257,670
RealPage, Inc. (A)	1,890	114,440
RingCentral, Inc., Class A (A)	1,346	217,406
salesforce.com, Inc. (A)	12,854	2,011,522
ServiceNow, Inc. (A)	4,473	1,105,994
Slack Technologies, Inc., Class A (A)(B)	1,142	25,124
Smartsheet, Inc., Class A (A)	643	25,334
SolarWinds Corp. (A)	758	14,364
Splunk, Inc. (A)	4,631	555,535
SS&C Technologies Holdings, Inc.	12,095	629,061
Symantec Corp.	43,107	986,288
Synopsys, Inc. (A)	9,184	1,246,728
The Trade Desk, Inc., Class A (A)(B)	739	148,391
Tyler Technologies, Inc. (A)	1,677	450,308
VMware, Inc., Class A	2,239	354,367
Workday, Inc., Class A (A)	3,716	602,587
Zendesk, Inc. (A)	1,954	138,050
Zoom Video Communications, Inc., Class A (A)(B)	184	12,860
Zscaler, Inc. (A)(B)	765	33,645
Technology hardware, storage and peripherals – 4.0%
Apple, Inc.	118,689	29,525,076
Dell Technologies, Inc., Class C (A)	5,569	294,544
Hewlett Packard Enterprise Company	75,678	1,241,876
HP, Inc.	55,631	966,310
NetApp, Inc.	19,293	1,078,093
Seagate Technology PLC	25,199	1,462,298
Western Digital Corp.	23,212	1,198,900
Xerox Holdings Corp.	16,726	567,513
Materials – 3.6%		32,614,954
Chemicals – 2.1%
Air Products & Chemicals, Inc.	7,398	1,577,697
Albemarle Corp. (B)	6,641	403,374
Axalta Coating Systems, Ltd. (A)	13,104	386,437
Celanese Corp.	10,182	1,233,549
CF Industries Holdings, Inc.	18,671	846,730
Corteva, Inc.	22,227	586,348
Dow, Inc.	18,400	929,016
DuPont de Nemours, Inc.	13,506	890,180
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Eastman Chemical Company	12,244	$931,034
Ecolab, Inc.	8,580	1,647,961
FMC Corp.	8,511	778,757
International Flavors & Fragrances, Inc. (B)	5,211	635,794
Linde PLC	10,051	1,993,616
LyondellBasell Industries NV, Class A	11,732	1,052,360
PPG Industries, Inc.	13,505	1,689,746
RPM International, Inc.	8,760	634,487
The Mosaic Company	21,529	427,997
The Scotts Miracle-Gro Company	629	63,145
The Sherwin-Williams Company	3,189	1,825,128
Westlake Chemical Corp.	2,407	152,098
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,824	1,001,544
Vulcan Materials Company	7,852	1,121,815
Containers and packaging – 0.8%
Amcor PLC	26,634	253,556
AptarGroup, Inc.	3,223	380,797
Avery Dennison Corp.	4,995	638,661
Ball Corp.	22,433	1,569,637
Berry Global Group, Inc. (A)	7,413	307,714
Crown Holdings, Inc. (A)	8,824	642,740
International Paper Company	32,895	1,436,854
Packaging Corp. of America	7,370	806,720
Sealed Air Corp.	11,049	461,517
Sonoco Products Company	3,004	173,331
Westrock Company	12,878	481,251
Metals and mining – 0.5%
Freeport-McMoRan, Inc.	93,131	914,546
Newmont Goldcorp Corp.	29,735	1,181,372
Nucor Corp.	23,007	1,238,927
Reliance Steel & Aluminum Company	5,252	609,442
Royal Gold, Inc.	1,258	145,224
Southern Copper Corp.	3,200	113,856
Steel Dynamics, Inc.	14,822	449,996
Real estate – 3.8%		35,167,676
Equity real estate investment trusts – 3.7%
Alexandria Real Estate Equities, Inc.	4,511	716,121
American Campus Communities, Inc.	5,397	269,742
American Homes 4 Rent, Class A	9,838	260,412
American Tower Corp.	8,827	1,924,992
Americold Realty Trust	2,562	102,711
Apartment Investment & Management Company, Class A	6,801	373,239
AvalonBay Communities, Inc.	6,057	1,318,367
Boston Properties, Inc.	6,880	943,936
Brixmor Property Group, Inc.	3,973	87,485
Camden Property Trust	4,065	464,914
CoreSite Realty Corp.	397	46,648
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	9,445	$1,310,872
CubeSmart	3,524	111,711
CyrusOne, Inc.	1,980	141,134
Digital Realty Trust, Inc.	8,348	1,060,530
Douglas Emmett, Inc.	6,247	270,620
Duke Realty Corp.	15,989	561,853
EPR Properties	1,584	123,219
Equinix, Inc.	2,071	1,173,801
Equity LifeStyle Properties, Inc.	6,944	485,663
Equity Residential	12,496	1,107,895
Essex Property Trust, Inc.	2,890	945,406
Extra Space Storage, Inc.	5,455	612,433
Federal Realty Investment Trust	3,243	441,080
Gaming and Leisure Properties, Inc.	7,981	322,113
HCP, Inc.	20,683	778,094
Healthcare Trust of America, Inc., Class A	6,100	189,100
Host Hotels & Resorts, Inc.	32,583	534,035
Invitation Homes, Inc.	11,178	344,171
Iron Mountain, Inc.	12,050	395,240
Kilroy Realty Corp.	4,336	363,920
Kimco Realty Corp.	18,293	394,397
Lamar Advertising Company, Class A	3,429	274,354
Liberty Property Trust	6,634	391,870
Medical Properties Trust, Inc.	8,525	176,723
MGM Growth Properties LLC, Class A	2,937	91,664
Mid-America Apartment Communities, Inc.	4,579	636,435
National Retail Properties, Inc.	6,476	381,501
Omega Healthcare Investors, Inc.	8,569	377,379
Prologis, Inc.	16,021	1,406,003
Public Storage	3,403	758,393
Realty Income Corp.	12,706	1,039,224
Regency Centers Corp.	6,186	415,947
SBA Communications Corp.	6,525	1,570,241
Simon Property Group, Inc.	6,602	994,789
SL Green Realty Corp.	4,414	369,010
STORE Capital Corp.	4,856	196,668
Sun Communities, Inc.	3,312	538,697
UDR, Inc.	12,330	619,583
Ventas, Inc.	15,060	980,406
VEREIT, Inc.	39,897	392,586
VICI Properties, Inc.	11,684	275,158
Vornado Realty Trust	7,719	506,598
Welltower, Inc.	13,827	1,253,971
Weyerhaeuser Company	43,667	1,275,513
WP Carey, Inc.	5,741	528,516
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	19,688	1,054,292
Jones Lang LaSalle, Inc.	2,913	426,813
The Howard Hughes Corp. (A)	532	59,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities – 4.7%		$43,093,366
Electric utilities – 2.6%
Alliant Energy Corp.	14,624	780,044
American Electric Power Company, Inc.	23,232	2,192,868
Avangrid, Inc.	2,509	125,575
Duke Energy Corp.	16,966	1,599,215
Edison International	25,853	1,626,154
Entergy Corp.	14,870	1,806,408
Evergy, Inc.	15,208	971,943
Eversource Energy	20,531	1,719,266
Exelon Corp.	45,513	2,070,386
FirstEnergy Corp.	30,780	1,487,290
IDACORP, Inc.	681	73,289
NextEra Energy, Inc.	9,760	2,326,198
OGE Energy Corp.	14,496	624,198
Pinnacle West Capital Corp.	9,140	860,257
PPL Corp.	48,077	1,610,099
The Southern Company	30,100	1,886,066
Xcel Energy, Inc.	26,279	1,668,979
Gas utilities – 0.1%
Atmos Energy Corp.	6,381	717,735
UGI Corp.	12,686	604,742
Independent power and renewable electricity producers – 0.2%
AES Corp.	52,266	891,135
NRG Energy, Inc.	12,111	485,893
Vistra Energy Corp.	20,481	553,601
Multi-utilities – 1.6%
Ameren Corp.	19,418	1,508,779
CenterPoint Energy, Inc.	37,488	1,089,776
CMS Energy Corp.	17,928	1,145,958
Consolidated Edison, Inc.	23,282	2,147,066
Dominion Energy, Inc.	19,331	1,595,774
DTE Energy Company	13,120	1,670,438
MDU Resources Group, Inc.	8,824	254,925
NiSource, Inc.	28,058	786,746
Public Service Enterprise Group, Inc.	31,389	1,987,238
Sempra Energy	7,520	1,086,715
WEC Energy Group, Inc.	17,217	1,625,285
Water utilities – 0.2%
American Water Works Company, Inc.	9,773	1,204,718
Aqua America, Inc.	6,808	308,607

SECURITIES LENDING COLLATERAL – 0.8%		$7,419,888
(Cost $7,419,171)
John Hancock Collateral Trust, 1.9934% (C)(D)	741,396	7,419,888
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$600,437
(Cost $600,437)
Money market funds – 0.1%		600,437
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	600,437	600,437
Total investments (Multifactor Large Cap ETF) (Cost $810,074,064) 100.8%		$919,249,001
Other assets and liabilities, net (0.8%)		(7,562,847)
Total net assets 100.0%		$911,686,154

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$20,909,312
(Cost $20,010,485)
Industrials – 3.7%		777,216
Aerospace and defense – 1.8%
Arconic, Inc.	13,422	368,702
Building products – 1.4%
Owens Corning	4,797	293,960
Machinery – 0.5%
RBC Bearings, Inc. (A)	714	114,554
Materials – 95.3%		19,938,793
Chemicals – 53.2%
Air Products & Chemicals, Inc.	3,496	745,557
Albemarle Corp. (B)	4,060	246,604
Ashland Global Holdings, Inc.	2,275	176,017
Axalta Coating Systems, Ltd. (A)	8,415	248,158
Celanese Corp.	4,524	548,083
CF Industries Holdings, Inc.	8,263	374,727
Dow, Inc.	16,367	826,370
DuPont de Nemours, Inc.	6,205	408,972
Eastman Chemical Company	6,157	468,178
Ecolab, Inc.	3,602	691,836
FMC Corp.	4,892	447,618
Huntsman Corp.	10,212	225,992
International Flavors & Fragrances, Inc. (B)	3,144	383,599
Linde PLC	5,865	1,163,323
LyondellBasell Industries NV, Class A	11,830	1,061,149
NewMarket Corp.	332	161,183
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
PPG Industries, Inc.	8,346	$1,044,252
RPM International, Inc.	4,520	327,384
The Mosaic Company	12,740	253,271
The Scotts Miracle-Gro Company	1,290	129,503
The Sherwin-Williams Company	1,397	799,531
Valvoline, Inc.	5,735	122,385
W.R. Grace & Company	2,442	162,271
Westlake Chemical Corp.	1,771	111,909
Construction materials – 5.4%
Martin Marietta Materials, Inc.	2,002	524,344
Vulcan Materials Company	4,232	604,626
Containers and packaging – 23.0%
Amcor PLC	52,779	502,456
AptarGroup, Inc.	2,132	251,896
Ardagh Group SA	304	5,676
Avery Dennison Corp.	2,953	377,571
Ball Corp.	9,943	695,712
Berry Global Group, Inc. (A)	6,563	272,430
Crown Holdings, Inc. (A)	5,609	408,560
Graphic Packaging Holding Company	12,996	203,517
International Paper Company	18,176	793,928
Packaging Corp. of America	4,538	496,729
Sealed Air Corp.	4,444	185,626
Sonoco Products Company	4,425	255,323
Westrock Company	9,782	365,553
Metals and mining – 13.7%
Freeport-McMoRan, Inc.	57,714	566,751
Newmont Goldcorp Corp.	12,565	499,207
Nucor Corp.	15,893	855,838
Reliance Steel & Aluminum Company	2,764	320,735
Royal Gold, Inc.	1,881	217,143
Southern Copper Corp.	2,342	83,328
Steel Dynamics, Inc.	10,671	323,972
Utilities – 0.9%		193,303
Multi-utilities – 0.9%
MDU Resources Group, Inc.	6,691	193,303

SECURITIES LENDING COLLATERAL – 2.8%		$590,377
(Cost $590,306)
John Hancock Collateral Trust, 1.9934% (C)(D)	58,990	590,377
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$21,891
(Cost $21,891)
Money market funds – 0.1%		21,891
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	21,891	21,891
Total investments (Multifactor Materials ETF) (Cost $20,622,682) 102.8%		$21,521,580
Other assets and liabilities, net (2.8%)		(593,105)
Total net assets 100.0%		$20,928,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%		$21,469,550
(Cost $21,397,364)
Communication services – 98.2%		21,168,634
Diversified telecommunication services – 16.9%
AT&T, Inc.	36,283	1,396,533
CenturyLink, Inc.	37,085	479,880
GCI Liberty, Inc., Class A (A)	2,957	206,931
Verizon Communications, Inc.	21,996	1,330,098
Zayo Group Holdings, Inc. (A)	6,904	235,703
Entertainment – 20.0%
Activision Blizzard, Inc.	8,064	451,826
Electronic Arts, Inc. (A)	2,983	287,561
Liberty Media Corp.-Liberty Formula One, Series A (A)	860	34,770
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,230	264,775
Live Nation Entertainment, Inc. (A)	4,191	295,466
Netflix, Inc. (A)	2,874	826,016
Take-Two Interactive Software, Inc. (A)	2,897	348,654
The Walt Disney Company	9,319	1,210,724
Viacom, Inc., Class A	497	11,873
Viacom, Inc., Class B	15,358	331,118
World Wrestling Entertainment, Inc., Class A	1,266	70,947
Zynga, Inc., Class A (A)	27,355	168,778
Interactive media and services – 19.4%
Alphabet, Inc., Class A (A)	531	668,423
Alphabet, Inc., Class C (A)	544	685,500
ANGI Homeservices, Inc., Class A (A)	1,528	10,467
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
CarGurus, Inc. (A)(B)	995	$33,422
Facebook, Inc., Class A (A)	6,889	1,320,277
InterActiveCorp (A)	1,390	315,878
Match Group, Inc. (B)	1,812	132,258
Pinterest, Inc., Class A (A)	4,625	116,273
Snap, Inc., Class A (A)	21,518	324,061
TripAdvisor, Inc. (A)	2,230	90,092
Twitter, Inc. (A)	10,611	318,012
Zillow Group, Inc., Class A (A)	1,372	44,439
Zillow Group, Inc., Class C (A)(B)	3,948	128,586
Media – 38.8%
Altice USA, Inc., Class A (A)	10,890	337,046
Cable One, Inc.	169	223,988
CBS Corp., Class B	9,429	339,821
Charter Communications, Inc., Class A (A)	2,499	1,169,182
Comcast Corp., Class A	28,904	1,295,477
Discovery, Inc., Series A (A)(B)	4,720	127,228
Discovery, Inc., Series C (A)	8,893	224,459
DISH Network Corp., Class A (A)	10,117	347,822
Fox Corp., Class A	22,096	707,956
Fox Corp., Class B	14,118	441,046
Liberty Broadband Corp., Series A (A)	761	89,790
Liberty Broadband Corp., Series C (A)	5,781	682,563
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,608	117,125
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	4,777	215,873
News Corp., Class A	12,093	165,795
News Corp., Class B	3,916	55,294
Nexstar Media Group, Inc., Class A	2,677	260,445
Omnicom Group, Inc.	6,982	538,941
Sinclair Broadcast Group, Inc., Class A	6,263	249,518
Sirius XM Holdings, Inc. (B)	30,577	205,477
The Interpublic Group of Companies, Inc.	20,842	453,314
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
The New York Times Company, Class A	3,487	$107,748
Wireless telecommunication services – 3.1%
Sprint Corp. (A)	29,476	183,046
T-Mobile US, Inc. (A)	5,932	490,339
Information technology – 1.4%		300,916
Communications equipment – 0.9%
EchoStar Corp., Class A (A)	1,541	60,099
ViaSat, Inc. (A)	2,039	140,365
Software – 0.5%
Slack Technologies, Inc., Class A (A)	4,566	100,452

SECURITIES LENDING COLLATERAL – 2.7%		$576,717
(Cost $576,682)
John Hancock Collateral Trust, 1.9934% (C)(D)	57,626	576,717

SHORT-TERM INVESTMENTS – 0.1%		$21,676
(Cost $21,676)
Money market funds – 0.1%		21,676
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	21,676	21,676
Total investments (Multifactor Media and Communications ETF) (Cost $21,995,722) 102.4%		$22,067,943
Other assets and liabilities, net (2.4%)		(518,016)
Total net assets 100.0%		$21,549,927

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index Micro E-Mini Futures	5	Long	Dec 2019	$72,866	$75,895	$3,029
						$3,029
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$1,429,688,059
(Cost $1,326,876,033)
Communication services – 3.4%		48,947,417
Diversified telecommunication services – 0.4%
CenturyLink, Inc.	190,707	2,467,749
GCI Liberty, Inc., Class A (A)	24,589	1,720,738
Zayo Group Holdings, Inc. (A)	63,817	2,178,712
Entertainment – 1.0%
Cinemark Holdings, Inc. (B)	41,739	1,527,647
Liberty Media Corp.-Liberty Formula One, Series A (A)	5,369	217,069
Liberty Media Corp.-Liberty Formula One, Series C (A)	59,187	2,515,448
Live Nation Entertainment, Inc. (A)	29,741	2,096,741
Take-Two Interactive Software, Inc. (A)	20,991	2,526,267
The Madison Square Garden Company, Class A (A)	6,333	1,690,404
Viacom, Inc., Class A (B)	736	17,583
Viacom, Inc., Class B	80,785	1,741,725
World Wrestling Entertainment, Inc., Class A (B)	8,596	481,720
Zynga, Inc., Class A (A)	152,625	941,696
Interactive media and services – 0.4%
ANGI Homeservices, Inc., Class A (A)(B)	9,552	65,431
InterActiveCorp (A)	13,700	3,113,325
Match Group, Inc. (B)	12,230	892,668
Pinterest, Inc., Class A (A)	7,608	191,265
TripAdvisor, Inc. (A)	26,714	1,079,246
Zillow Group, Inc., Class A (A)(B)	8,370	271,104
Zillow Group, Inc., Class C (A)(B)	24,514	798,421
Media – 1.6%
Altice USA, Inc., Class A (A)	59,599	1,844,589
Cable One, Inc.	1,293	1,713,703
Discovery, Inc., Series A (A)(B)	24,491	660,155
Discovery, Inc., Series C (A)	44,463	1,122,246
DISH Network Corp., Class A (A)	39,323	1,351,925
Liberty Broadband Corp., Series A (A)	4,542	535,911
Liberty Broadband Corp., Series C (A)	19,872	2,346,287
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	22,131	993,903
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	22,407	1,012,572
News Corp., Class A	130,990	1,795,873
News Corp., Class B	38,319	541,064
Nexstar Media Group, Inc., Class A	13,581	1,321,295
Omnicom Group, Inc.	43,343	3,345,646
The Interpublic Group of Companies, Inc.	139,761	3,039,802
The New York Times Company, Class A	25,485	787,487
Consumer discretionary – 12.0%		172,391,956
Auto components – 0.9%
Aptiv PLC	29,616	2,652,113
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Auto components (continued)
Autoliv, Inc.	30,081	$2,341,505
BorgWarner, Inc.	66,990	2,792,143
Gentex Corp.	90,881	2,549,212
Lear Corp.	24,490	2,884,187
Automobiles – 0.2%
Harley-Davidson, Inc.	64,629	2,514,714
Distributors – 0.6%
Genuine Parts Company	35,111	3,601,686
LKQ Corp. (A)	80,713	2,743,435
Pool Corp.	11,258	2,334,909
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	12,555	1,864,669
Chegg, Inc. (A)(B)	13,392	410,599
frontdoor, Inc. (A)	10,070	485,676
Grand Canyon Education, Inc. (A)	10,639	978,362
H&R Block, Inc.	59,289	1,481,632
Service Corp. International	74,568	3,391,353
ServiceMaster Global Holdings, Inc. (A)	41,867	1,690,589
Hotels, restaurants and leisure – 2.3%
Aramark	79,774	3,490,910
Caesars Entertainment Corp. (A)	90,371	1,109,756
Chipotle Mexican Grill, Inc. (A)	4,296	3,342,975
Choice Hotels International, Inc.	6,974	617,060
Churchill Downs, Inc.	5,717	743,153
Darden Restaurants, Inc.	30,288	3,400,434
Domino's Pizza, Inc.	8,698	2,362,551
Dunkin' Brands Group, Inc.	26,888	2,113,935
Hyatt Hotels Corp., Class A	10,895	814,292
Marriott Vacations Worldwide Corp.	5,852	643,310
MGM Resorts International	91,223	2,599,856
Norwegian Cruise Line Holdings, Ltd. (A)	46,027	2,336,331
Planet Fitness, Inc., Class A (A)	16,237	1,033,647
Six Flags Entertainment Corp.	18,824	794,185
The Wendy's Company	29,843	632,075
Vail Resorts, Inc.	10,591	2,461,031
Wyndham Destinations, Inc.	25,743	1,194,733
Wyndham Hotels & Resorts, Inc.	27,740	1,497,128
Wynn Resorts, Ltd.	16,596	2,013,759
Household durables – 2.1%
D.R. Horton, Inc.	75,401	3,948,750
Garmin, Ltd.	23,219	2,176,781
Leggett & Platt, Inc.	46,455	2,383,142
Lennar Corp., A Shares	53,803	3,206,659
Lennar Corp., B Shares	3,422	160,902
Mohawk Industries, Inc. (A)	12,873	1,845,731
Newell Brands, Inc.	57,703	1,094,626
NVR, Inc. (A)	1,047	3,807,510
PulteGroup, Inc.	99,065	3,887,311
Roku, Inc. (A)(B)	7,387	1,087,366
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Tempur Sealy International, Inc. (A)	7,045	$640,743
Toll Brothers, Inc.	45,638	1,815,023
Whirlpool Corp.	23,736	3,610,720
Internet and direct marketing retail – 0.4%
Chewy, Inc., Class A (A)(B)	1,866	46,034
Etsy, Inc. (A)	19,482	866,754
Expedia Group, Inc.	19,081	2,607,609
GrubHub, Inc. (A)(B)	15,745	536,275
Qurate Retail, Inc., Series A (A)	123,505	1,178,238
Wayfair, Inc., Class A (A)(B)	5,660	465,422
Leisure products – 0.4%
Brunswick Corp.	28,308	1,648,658
Hasbro, Inc.	25,109	2,443,357
Polaris, Inc.	19,677	1,941,136
Multiline retail – 0.8%
Dollar Tree, Inc. (A)	46,051	5,084,030
Kohl's Corp.	58,391	2,993,123
Macy's, Inc. (B)	115,754	1,754,831
Nordstrom, Inc. (B)	37,667	1,352,245
Specialty retail – 2.4%
Aaron's, Inc.	11,055	828,351
Advance Auto Parts, Inc.	18,154	2,949,662
AutoNation, Inc. (A)	14,508	737,732
AutoZone, Inc. (A)	1,578	1,805,832
Best Buy Company, Inc.	63,277	4,545,187
Burlington Stores, Inc. (A)	17,148	3,295,331
CarMax, Inc. (A)	44,385	4,135,350
Carvana Company (A)(B)	4,471	362,509
Five Below, Inc. (A)	11,408	1,427,255
Floor & Decor Holdings, Inc., Class A (A)	8,332	381,856
Foot Locker, Inc.	39,809	1,732,090
L Brands, Inc.	21,765	370,876
The Gap, Inc.	75,701	1,230,898
Tiffany & Company	20,259	2,522,448
Tractor Supply Company	30,956	2,941,439
Ulta Beauty, Inc. (A)	12,372	2,884,532
Williams-Sonoma, Inc. (B)	31,218	2,085,050
Textiles, apparel and luxury goods – 1.2%
Capri Holdings, Ltd. (A)	40,476	1,257,589
Carter's, Inc.	16,725	1,676,514
Columbia Sportswear Company	7,799	705,420
Deckers Outdoor Corp. (A)	6,750	1,032,075
Hanesbrands, Inc.	129,393	1,968,068
Levi Strauss & Company, Class A (B)	7,280	129,730
Lululemon Athletica, Inc. (A)	18,231	3,724,046
PVH Corp.	17,557	1,530,268
Ralph Lauren Corp.	14,335	1,377,020
Skechers U.S.A., Inc., Class A (A)	40,131	1,499,695
Tapestry, Inc.	46,438	1,200,887
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class A (A)(B)	39,415	$813,920
Under Armour, Inc., Class C (A)	39,970	739,445
Consumer staples – 3.1%		44,581,719
Beverages – 0.4%
Brown-Forman Corp., Class A	2,201	136,792
Brown-Forman Corp., Class B	55,577	3,641,405
Molson Coors Brewing Company, Class B	30,824	1,625,041
The Boston Beer Company, Inc., Class A (A)	1,167	436,995
Food and staples retailing – 0.5%
Casey's General Stores, Inc.	8,669	1,480,752
Performance Food Group Company (A)	12,903	549,797
The Kroger Company	99,483	2,451,261
US Foods Holding Corp. (A)	68,878	2,732,390
Food products – 1.6%
Beyond Meat, Inc. (A)(B)	562	47,461
Bunge, Ltd.	42,218	2,279,772
Campbell Soup Company	32,472	1,503,778
Conagra Brands, Inc.	95,760	2,590,308
Flowers Foods, Inc.	46,996	1,020,753
Hormel Foods Corp.	32,028	1,309,625
Ingredion, Inc.	24,410	1,928,390
Lamb Weston Holdings, Inc.	29,696	2,317,476
Lancaster Colony Corp.	2,939	409,050
McCormick & Company, Inc.	21,437	3,444,712
Pilgrim's Pride Corp. (A)	21,677	658,114
Post Holdings, Inc. (A)	24,293	2,499,750
Seaboard Corp.	79	333,308
The J.M. Smucker Company	21,673	2,290,403
Household products – 0.5%
Church & Dwight Company, Inc.	41,760	2,920,694
Spectrum Brands Holdings, Inc.	2,185	109,709
The Clorox Company	24,190	3,572,621
Personal products – 0.1%
Coty, Inc., Class A	67,545	789,601
Herbalife Nutrition, Ltd. (A)	33,619	1,501,761
Energy – 2.4%		33,910,628
Energy equipment and services – 0.3%
Helmerich & Payne, Inc.	41,859	1,569,713
National Oilwell Varco, Inc.	56,753	1,283,753
TechnipFMC PLC	79,907	1,576,565
Oil, gas and consumable fuels – 2.1%
Apache Corp.	67,853	1,469,696
Cabot Oil & Gas Corp.	75,857	1,413,974
Cheniere Energy, Inc. (A)	30,223	1,860,226
Cimarex Energy Company	15,697	662,727
Concho Resources, Inc.	32,046	2,163,746
Continental Resources, Inc. (A)	11,573	341,056
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	64,493	$1,307,918
Diamondback Energy, Inc.	33,307	2,856,408
EnLink Midstream LLC (A)(B)	42,740	267,125
Hess Corp.	36,490	2,399,218
HollyFrontier Corp.	56,935	3,128,009
Marathon Oil Corp.	180,302	2,078,882
Noble Energy, Inc.	89,907	1,731,609
ONEOK, Inc.	51,018	3,562,587
Parsley Energy, Inc., Class A	52,955	837,219
Tallgrass Energy LP, Class A	25,994	485,048
Targa Resources Corp. (B)	40,466	1,573,318
WPX Energy, Inc. (A)	134,452	1,341,831
Financials – 14.7%		210,373,163
Banks – 4.5%
BOK Financial Corp.	8,662	668,273
CIT Group, Inc.	56,012	2,402,355
Citizens Financial Group, Inc.	99,281	3,490,720
Comerica, Inc.	40,598	2,655,921
Commerce Bancshares, Inc. (B)	37,272	2,398,826
Cullen/Frost Bankers, Inc.	18,077	1,628,376
East West Bancorp, Inc.	50,785	2,179,692
Fifth Third Bancorp	186,279	5,416,993
First Citizens BancShares, Inc., Class A	1,956	962,196
First Financial Bankshares, Inc.	21,180	704,870
First Horizon National Corp.	98,183	1,567,983
First Republic Bank	32,990	3,508,816
Huntington Bancshares, Inc.	264,240	3,733,711
KeyCorp	233,763	4,200,721
M&T Bank Corp.	22,577	3,533,978
PacWest Bancorp	40,627	1,502,793
People's United Financial, Inc.	110,582	1,788,111
Pinnacle Financial Partners, Inc.	17,029	1,001,646
Popular, Inc.	32,583	1,774,470
Prosperity Bancshares, Inc.	19,631	1,354,932
Regions Financial Corp.	271,591	4,372,615
Signature Bank	16,721	1,978,429
Sterling Bancorp	48,209	947,307
SVB Financial Group (A)	12,072	2,673,707
Synovus Financial Corp.	47,488	1,608,419
TCF Financial Corp.	29,214	1,156,582
Webster Financial Corp.	26,624	1,174,118
Western Alliance Bancorp	31,763	1,566,869
Zions Bancorp NA	62,895	3,048,521
Capital markets – 3.0%
Affiliated Managers Group, Inc.	12,332	985,080
Ameriprise Financial, Inc.	28,132	4,244,837
Ares Management Corp., Class A	17,144	506,948
Cboe Global Markets, Inc.	19,064	2,195,220
E*TRADE Financial Corp.	81,348	3,399,533
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Eaton Vance Corp.	47,780	$2,178,768
FactSet Research Systems, Inc.	9,854	2,498,186
Franklin Resources, Inc.	45,992	1,267,080
Invesco, Ltd.	107,676	1,811,110
Lazard, Ltd., Class A	32,092	1,197,994
LPL Financial Holdings, Inc.	22,545	1,822,538
MarketAxess Holdings, Inc.	9,553	3,521,140
Morningstar, Inc.	4,960	802,726
MSCI, Inc.	16,823	3,946,003
Nasdaq, Inc.	27,891	2,782,685
Northern Trust Corp.	32,640	3,253,555
Raymond James Financial, Inc.	35,394	2,955,045
SEI Investments Company	36,641	2,195,529
T. Rowe Price Group, Inc.	14,117	1,634,749
Tradeweb Markets, Inc., Class A	3,514	146,710
Consumer finance – 0.7%
Ally Financial, Inc.	153,583	4,704,247
Credit Acceptance Corp. (A)	3,289	1,439,957
FirstCash, Inc.	5,955	502,542
OneMain Holdings, Inc.	31,352	1,254,080
Santander Consumer USA Holdings, Inc.	61,449	1,541,141
Diversified financial services – 0.4%
AXA Equitable Holdings, Inc.	39,700	857,520
Jefferies Financial Group, Inc.	88,032	1,643,557
Voya Financial, Inc.	58,552	3,159,466
Insurance – 5.6%
Alleghany Corp. (A)	3,245	2,525,551
American Financial Group, Inc.	30,336	3,156,157
Arch Capital Group, Ltd. (A)	74,514	3,111,705
Arthur J. Gallagher & Company	40,700	3,712,654
Assurant, Inc.	20,266	2,554,935
Assured Guaranty, Ltd.	41,901	1,965,995
Athene Holding, Ltd., Class A (A)	52,171	2,261,613
Axis Capital Holdings, Ltd.	32,004	1,901,998
Brighthouse Financial, Inc. (A)	14,422	544,575
Brown & Brown, Inc.	58,994	2,222,894
Cincinnati Financial Corp.	30,602	3,464,452
CNA Financial Corp.	6,237	279,667
Enstar Group, Ltd. (A)	1,302	261,572
Erie Indemnity Company, Class A (B)	6,461	1,190,568
Everest Re Group, Ltd.	11,701	3,008,210
Fidelity National Financial, Inc.	66,355	3,041,713
First American Financial Corp.	36,929	2,281,474
Globe Life, Inc.	34,538	3,361,584
Kemper Corp.	16,783	1,206,362
Lincoln National Corp.	49,852	2,815,641
Loews Corp.	52,794	2,586,906
Markel Corp. (A)	2,429	2,844,359
Old Republic International Corp.	97,407	2,176,072
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Primerica, Inc.	12,521	$1,579,900
Principal Financial Group, Inc.	66,200	3,533,756
Reinsurance Group of America, Inc.	25,931	4,213,010
RenaissanceRe Holdings, Ltd.	14,239	2,665,256
Selective Insurance Group, Inc.	8,367	578,327
The Hanover Insurance Group, Inc.	11,292	1,487,269
The Hartford Financial Services Group, Inc.	86,276	4,924,634
Unum Group	72,487	1,996,292
W.R. Berkley Corp.	31,974	2,234,983
Willis Towers Watson PLC	22,581	4,220,389
Thrifts and mortgage finance – 0.5%
Essent Group, Ltd.	23,390	1,218,385
MGIC Investment Corp.	132,902	1,822,086
New York Community Bancorp, Inc.	156,020	1,817,633
Radian Group, Inc.	75,209	1,887,746
TFS Financial Corp.	13,860	266,944
Health care – 11.4%		162,439,821
Biotechnology – 1.1%
Allakos, Inc. (A)(B)	2,052	140,767
Alnylam Pharmaceuticals, Inc. (A)	19,938	1,729,422
BioMarin Pharmaceutical, Inc. (A)	26,047	1,906,901
Bluebird Bio, Inc. (A)(B)	10,357	838,917
Exact Sciences Corp. (A)	15,383	1,338,321
Exelixis, Inc. (A)	107,165	1,655,699
FibroGen, Inc. (A)	10,254	401,444
Incyte Corp. (A)	13,358	1,121,003
Ionis Pharmaceuticals, Inc. (A)	25,953	1,446,101
Moderna, Inc. (A)(B)	28,434	476,270
Neurocrine Biosciences, Inc. (A)	15,225	1,514,735
Repligen Corp. (A)	6,657	529,165
Sage Therapeutics, Inc. (A)	8,788	1,192,092
Sarepta Therapeutics, Inc. (A)(B)	5,061	420,367
Seattle Genetics, Inc. (A)	14,354	1,541,620
Health care equipment and supplies – 3.7%
ABIOMED, Inc. (A)	8,211	1,704,439
Align Technology, Inc. (A)	16,532	4,170,858
DENTSPLY SIRONA, Inc.	52,874	2,896,438
DexCom, Inc. (A)	12,964	1,999,567
Globus Medical, Inc., Class A (A)	21,837	1,143,604
Haemonetics Corp. (A)	11,864	1,432,341
Hill-Rom Holdings, Inc.	23,831	2,494,867
Hologic, Inc. (A)	77,620	3,749,822
IDEXX Laboratories, Inc. (A)	17,033	4,854,575
Insulet Corp. (A)	10,097	1,467,296
Integra LifeSciences Holdings Corp. (A)	19,602	1,138,092
Masimo Corp. (A)	13,291	1,937,695
Novocure, Ltd. (A)	9,167	656,724
Penumbra, Inc. (A)(B)	5,202	811,356
ResMed, Inc.	32,623	4,825,594
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
STERIS PLC	23,515	$3,329,019
Tandem Diabetes Care, Inc. (A)	4,571	281,482
Teleflex, Inc.	10,842	3,766,619
The Cooper Companies, Inc.	12,192	3,547,872
Varian Medical Systems, Inc. (A)	29,487	3,562,324
West Pharmaceutical Services, Inc.	20,488	2,946,994
Health care providers and services – 3.2%
Amedisys, Inc. (A)	5,164	663,677
AmerisourceBergen Corp.	36,544	3,120,127
Cardinal Health, Inc.	76,350	3,775,508
Centene Corp. (A)	100,910	5,356,303
Chemed Corp.	4,262	1,678,844
DaVita, Inc. (A)	56,215	3,294,199
Encompass Health Corp.	39,089	2,502,478
Guardant Health, Inc. (A)(B)	4,729	328,666
HealthEquity, Inc. (A)	8,741	496,401
Henry Schein, Inc. (A)	50,504	3,160,793
Laboratory Corp. of America Holdings (A)	27,776	4,576,652
Molina Healthcare, Inc. (A)	21,063	2,477,851
Premier, Inc., Class A (A)	24,224	789,218
Quest Diagnostics, Inc.	42,920	4,345,650
Universal Health Services, Inc., Class B	31,365	4,311,433
WellCare Health Plans, Inc. (A)	15,634	4,637,044
Health care technology – 0.6%
Cerner Corp.	68,002	4,564,294
Teladoc Health, Inc. (A)(B)	14,407	1,103,576
Veeva Systems, Inc., Class A (A)	23,448	3,325,630
Life sciences tools and services – 2.1%
Adaptive Biotechnologies Corp. (A)	1,255	32,712
Agilent Technologies, Inc.	47,827	3,622,895
Avantor, Inc. (A)	28,131	399,742
Bio-Rad Laboratories, Inc., Class A (A)	6,482	2,149,561
Bio-Techne Corp.	10,705	2,228,460
Bruker Corp.	35,402	1,575,389
Charles River Laboratories International, Inc. (A)	18,371	2,387,863
IQVIA Holdings, Inc. (A)	21,815	3,150,522
Mettler-Toledo International, Inc. (A)	6,287	4,431,958
PerkinElmer, Inc.	32,784	2,818,113
PRA Health Sciences, Inc. (A)	19,122	1,868,411
Syneos Health, Inc. (A)	24,545	1,230,932
Waters Corp. (A)	16,772	3,549,291
Pharmaceuticals – 0.7%
Catalent, Inc. (A)	51,687	2,514,573
Elanco Animal Health, Inc. (A)	7,824	211,404
Horizon Therapeutics PLC (A)	51,537	1,489,935
Jazz Pharmaceuticals PLC (A)	22,951	2,883,334
Mylan NV (A)	79,614	1,524,608
Perrigo Company PLC	16,812	891,372
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 16.0%		$229,206,789
Aerospace and defense – 1.9%
Arconic, Inc.	95,810	2,631,901
BWX Technologies, Inc.	27,373	1,590,371
Curtiss-Wright Corp.	12,680	1,714,970
HEICO Corp.	7,410	913,949
HEICO Corp., Class A	12,057	1,148,670
Hexcel Corp.	31,950	2,384,109
Huntington Ingalls Industries, Inc.	13,545	3,056,565
Mercury Systems, Inc. (A)	6,509	479,453
Spirit AeroSystems Holdings, Inc., Class A	32,001	2,618,322
Teledyne Technologies, Inc. (A)	8,176	2,694,810
Textron, Inc.	64,611	2,977,921
TransDigm Group, Inc.	9,206	4,844,934
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	35,265	2,667,445
Expeditors International of Washington, Inc.	44,138	3,219,426
XPO Logistics, Inc. (A)(B)	31,727	2,423,943
Airlines – 0.9%
Alaska Air Group, Inc.	42,199	2,929,877
American Airlines Group, Inc.	28,351	852,231
Copa Holdings SA, Class A	4,248	432,192
JetBlue Airways Corp. (A)	125,990	2,431,607
United Airlines Holdings, Inc. (A)	71,095	6,458,264
Building products – 1.2%
Allegion PLC	27,653	3,208,854
AO Smith Corp.	40,526	2,013,332
Armstrong World Industries, Inc.	7,372	689,503
Fortune Brands Home & Security, Inc.	48,874	2,934,884
Lennox International, Inc.	7,958	1,968,491
Masco Corp.	48,022	2,221,018
Owens Corning	41,880	2,566,406
Trex Company, Inc. (A)	12,999	1,142,482
Commercial services and supplies – 1.2%
Cintas Corp.	18,703	5,024,935
Copart, Inc. (A)	46,774	3,865,403
IAA, Inc. (A)	32,614	1,244,224
Republic Services, Inc.	55,990	4,899,685
Rollins, Inc.	33,599	1,280,458
Stericycle, Inc. (A)(B)	17,408	1,002,701
Tetra Tech, Inc.	6,489	567,593
Construction and engineering – 0.7%
AECOM (A)	45,647	1,826,336
EMCOR Group, Inc.	16,463	1,443,970
Jacobs Engineering Group, Inc.	31,540	2,951,513
MasTec, Inc. (A)	13,171	828,983
Quanta Services, Inc.	58,896	2,476,577
Electrical equipment – 1.3%
Acuity Brands, Inc.	12,566	1,568,111
AMETEK, Inc.	53,523	4,905,383
Generac Holdings, Inc. (A)	10,083	973,816
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
Hubbell, Inc.	23,061	$3,267,744
Rockwell Automation, Inc.	27,294	4,694,295
Sensata Technologies Holding PLC (A)	64,684	3,311,174
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	21,169	3,223,404
Machinery – 4.3%
AGCO Corp.	27,427	2,103,377
Allison Transmission Holdings, Inc.	49,707	2,167,722
Crane Company	16,455	1,259,137
Donaldson Company, Inc.	47,644	2,512,745
Dover Corp.	41,547	4,316,318
Flowserve Corp.	41,267	2,015,480
Gardner Denver Holdings, Inc. (A)(B)	35,516	1,130,474
Graco, Inc.	49,169	2,222,439
IDEX Corp.	17,162	2,669,206
Ingersoll-Rand PLC	32,522	4,126,717
ITT, Inc.	25,321	1,505,333
Lincoln Electric Holdings, Inc.	18,799	1,683,826
Nordson Corp.	16,585	2,600,694
Oshkosh Corp.	26,439	2,257,362
Parker-Hannifin Corp.	32,407	5,946,360
Pentair PLC	47,213	1,957,923
Snap-on, Inc.	19,784	3,218,263
Stanley Black & Decker, Inc.	32,818	4,966,348
The Middleby Corp. (A)	17,294	2,091,709
The Toro Company	30,744	2,371,285
WABCO Holdings, Inc. (A)	17,539	2,361,100
Wabtec Corp.	26,293	1,823,945
Woodward, Inc.	15,737	1,678,508
Xylem, Inc.	40,578	3,111,927
Marine – 0.1%
Kirby Corp. (A)	15,071	1,193,020
Professional services – 1.4%
CoStar Group, Inc. (A)	5,184	2,848,712
Equifax, Inc.	17,496	2,391,878
Insperity, Inc.	7,410	782,718
ManpowerGroup, Inc.	25,037	2,276,364
Nielsen Holdings PLC	127,425	2,568,888
Robert Half International, Inc.	41,951	2,402,534
TransUnion	32,046	2,647,641
TriNet Group, Inc. (A)	9,867	522,852
Verisk Analytics, Inc.	26,047	3,769,001
Road and rail – 1.0%
AMERCO	3,088	1,250,764
Genesee & Wyoming, Inc., Class A (A)	17,043	1,892,284
J.B. Hunt Transport Services, Inc.	21,926	2,577,621
Kansas City Southern	23,076	3,248,639
Knight-Swift Transportation Holdings, Inc. (B)	19,085	695,839
Landstar System, Inc.	12,070	1,365,721
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
Lyft, Inc., Class A (A)(B)	2,576	$106,749
Old Dominion Freight Line, Inc.	14,922	2,716,998
Trading companies and distributors – 1.2%
Air Lease Corp.	33,078	1,454,770
Fastenal Company	109,266	3,927,020
HD Supply Holdings, Inc. (A)	60,558	2,394,463
United Rentals, Inc. (A)	31,656	4,228,292
W.W. Grainger, Inc.	12,080	3,730,787
Watsco, Inc.	8,751	1,542,801
Information technology – 18.0%		257,650,089
Communications equipment – 1.2%
Arista Networks, Inc. (A)	10,477	2,562,360
Ciena Corp. (A)	39,147	1,453,137
F5 Networks, Inc. (A)	21,643	3,118,323
Juniper Networks, Inc.	118,674	2,945,489
Lumentum Holdings, Inc. (A)	12,149	761,256
Motorola Solutions, Inc.	28,437	4,729,642
Ubiquiti, Inc. (B)	5,619	711,309
ViaSat, Inc. (A)	12,627	869,243
Electronic equipment, instruments and components – 2.9%
Amphenol Corp., Class A	60,342	6,054,113
Arrow Electronics, Inc. (A)	36,403	2,886,030
Avnet, Inc.	45,069	1,782,930
CDW Corp.	37,151	4,751,984
Cognex Corp.	41,302	2,126,640
Dolby Laboratories, Inc., Class A	20,918	1,345,655
Flex, Ltd. (A)	194,363	2,283,765
FLIR Systems, Inc.	48,028	2,476,324
IPG Photonics Corp. (A)	11,440	1,536,163
Jabil, Inc.	77,581	2,856,532
Keysight Technologies, Inc. (A)	39,043	3,939,829
Littelfuse, Inc.	6,670	1,171,052
National Instruments Corp.	40,624	1,681,427
SYNNEX Corp.	12,479	1,469,277
Trimble, Inc. (A)	67,525	2,690,196
Zebra Technologies Corp., Class A (A)	12,801	3,044,974
IT services – 4.8%
Akamai Technologies, Inc. (A)	50,345	4,354,843
Alliance Data Systems Corp.	15,800	1,580,000
Amdocs, Ltd.	55,037	3,588,412
Black Knight, Inc. (A)	36,999	2,375,336
Booz Allen Hamilton Holding Corp.	36,024	2,535,009
Broadridge Financial Solutions, Inc.	29,174	3,653,168
CACI International, Inc., Class A (A)	7,116	1,592,205
EPAM Systems, Inc. (A)	14,018	2,466,607
Euronet Worldwide, Inc. (A)	15,611	2,186,633
FleetCor Technologies, Inc. (A)	15,838	4,659,856
Gartner, Inc. (A)	18,674	2,877,290
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Genpact, Ltd.	57,978	$2,270,998
Global Payments, Inc.	63,034	10,664,092
GoDaddy, Inc., Class A (A)	26,531	1,725,311
Jack Henry & Associates, Inc.	17,378	2,460,030
Leidos Holdings, Inc.	35,170	3,032,709
MAXIMUS, Inc.	24,093	1,848,897
MongoDB, Inc. (A)(B)	4,616	589,786
Okta, Inc. (A)	10,273	1,120,476
Perspecta, Inc.	33,778	896,468
Sabre Corp.	87,989	2,065,982
Science Applications International Corp.	14,672	1,212,201
The Western Union Company	113,360	2,840,802
Twilio, Inc., Class A (A)	13,650	1,318,044
VeriSign, Inc. (A)	17,422	3,310,528
WEX, Inc. (A)	12,490	2,362,858
Semiconductors and semiconductor equipment – 3.3%
Cree, Inc. (A)	29,086	1,388,275
Cypress Semiconductor Corp.	135,701	3,157,762
Entegris, Inc.	49,653	2,383,344
First Solar, Inc. (A)	28,183	1,459,598
KLA Corp.	24,511	4,143,339
Marvell Technology Group, Ltd.	154,464	3,767,377
Maxim Integrated Products, Inc.	68,978	4,046,249
Microchip Technology, Inc. (B)	43,022	4,056,544
MKS Instruments, Inc.	19,960	2,160,071
Monolithic Power Systems, Inc.	10,181	1,526,336
ON Semiconductor Corp. (A)	179,570	3,663,228
Qorvo, Inc. (A)	43,673	3,531,399
Silicon Laboratories, Inc. (A)	6,994	743,043
Skyworks Solutions, Inc.	44,823	4,081,582
Teradyne, Inc.	76,972	4,712,226
Universal Display Corp.	9,733	1,948,352
Software – 4.5%
Alteryx, Inc., Class A (A)(B)	5,129	469,304
Anaplan, Inc. (A)	8,517	402,002
ANSYS, Inc. (A)	20,659	4,548,079
Aspen Technology, Inc. (A)	18,902	2,175,809
Avalara, Inc. (A)	4,651	330,221
Blackbaud, Inc.	8,014	672,775
Cadence Design Systems, Inc. (A)	64,354	4,205,534
CDK Global, Inc.	38,558	1,948,721
Cerence, Inc. (A)	11,598	179,769
Ceridian HCM Holding, Inc. (A)	13,306	642,015
Citrix Systems, Inc.	32,613	3,550,251
Coupa Software, Inc. (A)	7,104	976,729
Crowdstrike Holdings, Inc., Class A (A)	1,004	50,110
DocuSign, Inc. (A)	15,710	1,039,845
Dropbox, Inc., Class A (A)	9,823	194,692
Elastic NV (A)	3,044	219,198
64	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Fair Isaac Corp. (A)	7,449	$2,264,794
Fortinet, Inc. (A)	28,340	2,311,410
Guidewire Software, Inc. (A)(B)	22,516	2,538,454
HubSpot, Inc. (A)	6,087	944,094
j2 Global, Inc.	11,359	1,078,651
Manhattan Associates, Inc. (A)	9,781	733,086
Medallia, Inc. (A)	958	27,859
Nuance Communications, Inc. (A)	92,666	1,512,309
Nutanix, Inc., Class A (A)	17,356	507,142
Palo Alto Networks, Inc. (A)	10,612	2,413,063
Paycom Software, Inc. (A)	10,462	2,213,027
Paylocity Holding Corp. (A)	5,895	604,827
Pegasystems, Inc.	7,487	563,097
Pivotal Software, Inc., Class A (A)	9,623	144,056
Proofpoint, Inc. (A)	9,601	1,107,667
PTC, Inc. (A)	23,499	1,572,318
Q2 Holdings, Inc. (A)	4,309	308,050
RealPage, Inc. (A)	19,286	1,167,767
RingCentral, Inc., Class A (A)	8,896	1,436,882
Slack Technologies, Inc., Class A (A)(B)	7,498	164,956
Smartsheet, Inc., Class A (A)	7,322	288,487
SolarWinds Corp. (A)(B)	11,383	215,708
Splunk, Inc. (A)	19,870	2,383,605
SS&C Technologies Holdings, Inc.	56,185	2,922,182
Symantec Corp.	128,452	2,938,982
Synopsys, Inc. (A)	34,240	4,648,080
The Trade Desk, Inc., Class A (A)(B)	5,914	1,187,531
Tyler Technologies, Inc. (A)	9,789	2,628,542
Zendesk, Inc. (A)	15,985	1,129,340
Zscaler, Inc. (A)(B)	6,787	298,492
Technology hardware, storage and peripherals – 1.3%
Hewlett Packard Enterprise Company	168,530	2,765,577
NetApp, Inc.	69,237	3,868,964
Pure Storage, Inc., Class A (A)	32,466	631,788
Seagate Technology PLC	73,406	4,259,750
Western Digital Corp.	79,125	4,086,806
Xerox Holdings Corp.	75,826	2,572,776
Materials – 5.7%		82,020,683
Chemicals – 2.1%
Albemarle Corp. (B)	25,367	1,540,792
Ashland Global Holdings, Inc.	21,729	1,681,173
Axalta Coating Systems, Ltd. (A)	68,895	2,031,714
Celanese Corp.	32,182	3,898,849
CF Industries Holdings, Inc.	58,052	2,632,658
Eastman Chemical Company	40,909	3,110,720
FMC Corp.	27,441	2,510,852
Huntsman Corp.	81,399	1,801,360
International Flavors & Fragrances, Inc. (B)	16,661	2,032,809
NewMarket Corp.	2,979	1,446,275
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
RPM International, Inc.	43,674	$3,163,308
The Mosaic Company	64,245	1,277,191
The Scotts Miracle-Gro Company	8,018	804,927
Valvoline, Inc.	22,229	474,367
W.R. Grace & Company	20,560	1,366,212
Westlake Chemical Corp.	10,869	686,812
Construction materials – 0.5%
Martin Marietta Materials, Inc.	12,500	3,273,875
Vulcan Materials Company	28,777	4,111,370
Containers and packaging – 2.2%
Amcor PLC	233,897	2,226,699
AptarGroup, Inc.	22,979	2,714,969
Avery Dennison Corp.	24,309	3,108,149
Ball Corp.	66,608	4,660,562
Berry Global Group, Inc. (A)	48,444	2,010,910
Crown Holdings, Inc. (A)	40,385	2,941,643
International Paper Company	71,722	3,132,817
Packaging Corp. of America	34,992	3,830,224
Sealed Air Corp.	52,011	2,172,499
Sonoco Products Company	47,348	2,731,980
Westrock Company	67,184	2,510,666
Metals and mining – 0.9%
Freeport-McMoRan, Inc.	117,188	1,150,786
Nucor Corp.	69,704	3,753,560
Reliance Steel & Aluminum Company	26,307	3,052,664
Royal Gold, Inc.	15,236	1,758,844
Steel Dynamics, Inc.	79,659	2,418,447
Real estate – 7.2%		103,324,250
Equity real estate investment trusts – 6.7%
Alexandria Real Estate Equities, Inc.	15,259	2,422,366
American Campus Communities, Inc.	29,114	1,455,118
American Homes 4 Rent, Class A	53,186	1,407,833
Americold Realty Trust	26,697	1,070,283
Apartment Investment & Management Company, Class A	33,846	1,857,468
Brixmor Property Group, Inc.	62,126	1,368,015
Camden Property Trust	18,558	2,122,478
CoreSite Realty Corp.	7,594	892,295
Cousins Properties, Inc.	16,342	655,804
CubeSmart	40,291	1,277,225
CyrusOne, Inc.	22,358	1,593,678
Digital Realty Trust, Inc.	24,132	3,065,729
Douglas Emmett, Inc.	35,167	1,523,434
Duke Realty Corp.	69,033	2,425,820
EastGroup Properties, Inc.	4,158	556,964
EPR Properties	15,793	1,228,537
Equity LifeStyle Properties, Inc.	31,749	2,220,525
Essex Property Trust, Inc.	8,602	2,813,972
Extra Space Storage, Inc.	21,888	2,457,366
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	65

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Federal Realty Investment Trust	14,842	$2,018,660
First Industrial Realty Trust, Inc.	14,291	601,794
Gaming and Leisure Properties, Inc.	42,764	1,725,955
HCP, Inc.	57,818	2,175,113
Healthcare Realty Trust, Inc.	14,499	504,130
Healthcare Trust of America, Inc., Class A	41,891	1,298,621
Highwoods Properties, Inc.	21,821	1,021,223
Host Hotels & Resorts, Inc.	95,534	1,565,802
Hudson Pacific Properties, Inc.	32,370	1,162,730
Invitation Homes, Inc.	46,664	1,436,785
Iron Mountain, Inc.	56,752	1,861,466
JBG SMITH Properties	19,919	801,939
Kilroy Realty Corp.	21,362	1,792,913
Kimco Realty Corp.	84,830	1,828,935
Lamar Advertising Company, Class A	22,160	1,773,022
Liberty Property Trust	31,811	1,879,076
Life Storage, Inc.	7,510	817,989
Medical Properties Trust, Inc.	84,282	1,747,166
MGM Growth Properties LLC, Class A	17,872	557,785
Mid-America Apartment Communities, Inc.	15,899	2,209,802
National Retail Properties, Inc.	34,060	2,006,475
Omega Healthcare Investors, Inc.	44,394	1,955,112
Park Hotels & Resorts, Inc.	39,764	924,513
PS Business Parks, Inc.	2,197	396,668
Realty Income Corp.	33,447	2,735,630
Regency Centers Corp.	21,214	1,426,429
Rexford Industrial Realty, Inc.	12,189	586,169
SBA Communications Corp.	19,785	4,761,260
Service Properties Trust	34,601	875,405
SL Green Realty Corp.	17,142	1,433,071
Spirit Realty Capital, Inc.	10,053	501,042
STORE Capital Corp.	42,236	1,710,558
Sun Communities, Inc.	15,483	2,518,310
The Macerich Company	22,873	629,008
UDR, Inc.	49,919	2,508,430
VEREIT, Inc.	201,334	1,981,127
VICI Properties, Inc.	61,558	1,449,691
Vornado Realty Trust	19,868	1,303,937
Weyerhaeuser Company	114,106	3,333,036
WP Carey, Inc.	22,133	2,037,564
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	65,299	3,496,761
Jones Lang LaSalle, Inc.	16,029	2,348,569
The Howard Hughes Corp. (A)	10,818	1,209,669
Utilities – 5.9%		84,841,544
Electric utilities – 2.4%
ALLETE, Inc.	7,034	605,346
Alliant Energy Corp.	55,092	2,938,607
Avangrid, Inc.	9,567	478,828
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Entergy Corp.	44,468	$5,401,973
Evergy, Inc.	69,133	4,418,290
Eversource Energy	55,478	4,645,728
FirstEnergy Corp.	111,153	5,370,913
Hawaiian Electric Industries, Inc.	21,279	960,747
IDACORP, Inc.	12,676	1,364,191
OGE Energy Corp.	71,978	3,099,373
Pinnacle West Capital Corp.	36,546	3,439,710
Portland General Electric Company	33,139	1,884,946
Gas utilities – 0.7%
Atmos Energy Corp.	28,316	3,184,984
National Fuel Gas Company	22,668	1,027,087
New Jersey Resources Corp.	13,844	603,598
ONE Gas, Inc.	12,105	1,123,828
Southwest Gas Holdings, Inc.	14,824	1,294,135
Spire, Inc.	9,050	760,743
UGI Corp.	44,460	2,119,408
Independent power and renewable electricity producers – 0.6%
AES Corp.	173,035	2,950,247
NRG Energy, Inc.	57,020	2,287,642
Vistra Energy Corp.	91,860	2,482,976
Multi-utilities – 1.8%
Ameren Corp.	58,046	4,510,174
Black Hills Corp.	15,022	1,184,184
CenterPoint Energy, Inc.	116,097	3,374,940
CMS Energy Corp.	64,711	4,136,327
DTE Energy Company	36,491	4,646,034
MDU Resources Group, Inc.	64,260	1,856,471
NiSource, Inc.	76,474	2,144,331
WEC Energy Group, Inc.	47,172	4,453,037
Water utilities – 0.4%
American Water Works Company, Inc.	34,355	4,234,941
Aqua America, Inc.	40,984	1,857,805

SECURITIES LENDING COLLATERAL – 2.3%		$32,520,115
(Cost $32,516,760)
John Hancock Collateral Trust, 1.9934% (C)(D)	3,249,412	32,520,115

SHORT-TERM INVESTMENTS – 0.2%		$2,710,041
(Cost $2,710,041)
Money market funds – 0.2%		2,710,041
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	2,710,041	2,710,041
Total investments (Multifactor Mid Cap ETF) (Cost $1,362,102,834) 102.3%		$1,464,918,215
Other assets and liabilities, net (2.3%)		(32,330,866)
Total net assets 100.0%		$1,432,587,349

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
66	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
MULTIFACTOR MID CAP ETF (continued)

(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	11	Long	Dec 2019	$1,621,299	$1,669,690	$48,391
						$48,391
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR SMALL CAP ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$526,201,327
(Cost $505,006,202)
Communication services – 3.6%		19,178,135
Diversified telecommunication services – 0.8%
Cogent Communications Holdings, Inc.	19,395	1,137,323
Intelsat SA (A)(B)	33,656	854,526
Iridium Communications, Inc. (A)	53,584	1,311,200
Vonage Holdings Corp. (A)	94,264	920,959
Entertainment – 0.7%
Cinemark Holdings, Inc. (B)	42,413	1,552,316
Zynga, Inc., Class A (A)	336,020	2,073,243
Interactive media and services – 0.2%
CarGurus, Inc. (A)(B)	29,856	1,002,863
Media – 1.7%
AMC Networks, Inc., Class A (A)	18,499	805,631
John Wiley & Sons, Inc., Class A	19,067	878,417
Liberty Latin America, Ltd., Class A (A)	18,514	346,027
Liberty Latin America, Ltd., Class C (A)	49,146	904,778
Nexstar Media Group, Inc., Class A	18,512	1,801,032
Sinclair Broadcast Group, Inc., Class A	27,936	1,112,970
TEGNA, Inc.	88,450	1,329,404
The New York Times Company, Class A	59,132	1,827,179
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	41,845	1,091,736
United States Cellular Corp. (A)	6,140	228,531
Consumer discretionary – 12.9%		68,024,471
Auto components – 0.5%
Fox Factory Holding Corp. (A)	17,600	1,072,544
The Goodyear Tire & Rubber Company	86,384	1,370,914
Automobiles – 0.1%
Thor Industries, Inc. (B)	5,019	317,502
Diversified consumer services – 1.3%
Chegg, Inc. (A)	48,701	1,493,173
frontdoor, Inc. (A)	35,620	1,717,953
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

Diversified consumer services (continued)
Graham Holdings Company, Class B	1,667	$1,049,643
H&R Block, Inc.	79,984	1,998,800
Laureate Education, Inc., Class A (A)	41,453	640,656
Hotels, restaurants and leisure – 3.6%
Boyd Gaming Corp.	33,131	902,820
Choice Hotels International, Inc.	13,277	1,174,749
Churchill Downs, Inc.	16,030	2,083,740
Cracker Barrel Old Country Store, Inc. (B)	9,516	1,479,738
Eldorado Resorts, Inc. (A)(B)	27,302	1,222,311
Extended Stay America, Inc.	71,300	1,013,173
Hilton Grand Vacations, Inc. (A)	34,671	1,204,124
Marriott Vacations Worldwide Corp.	15,485	1,702,266
Shake Shack, Inc., Class A (A)	12,457	1,024,962
Six Flags Entertainment Corp.	25,490	1,075,423
Texas Roadhouse, Inc.	25,505	1,441,033
The Wendy's Company	95,779	2,028,599
Wingstop, Inc.	13,221	1,103,028
Wyndham Destinations, Inc.	36,152	1,677,814
Household durables – 1.5%
Helen of Troy, Ltd. (A)	10,491	1,571,132
Leggett & Platt, Inc.	59,242	3,039,105
Tempur Sealy International, Inc. (A)	19,114	1,738,418
TopBuild Corp. (A)	15,550	1,616,112
Leisure products – 0.7%
Brunswick Corp.	34,873	2,031,004
Mattel, Inc. (A)(B)	150,338	1,795,036
Multiline retail – 0.3%
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	24,873	1,588,887
Specialty retail – 3.2%
Aaron's, Inc.	27,582	2,066,719
American Eagle Outfitters, Inc.	71,301	1,096,609
AutoNation, Inc. (A)	32,067	1,630,607
Dick's Sporting Goods, Inc.	26,758	1,041,689
Floor & Decor Holdings, Inc., Class A (A)	28,927	1,325,724

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Foot Locker, Inc.	47,953	$2,086,435
Lithia Motors, Inc., Class A	9,950	1,566,926
Murphy USA, Inc. (A)	14,300	1,686,399
Penske Automotive Group, Inc.	19,682	958,907
RH (A)(B)	6,953	1,263,360
Williams-Sonoma, Inc. (B)	30,159	2,014,320
Textiles, apparel and luxury goods – 1.7%
Carter's, Inc.	17,877	1,791,990
Deckers Outdoor Corp. (A)	11,702	1,789,236
Hanesbrands, Inc.	165,765	2,521,286
Skechers U.S.A., Inc., Class A (A)	36,250	1,354,663
Steven Madden, Ltd.	40,188	1,654,942
Consumer staples – 2.7%		14,117,210
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	2,116	580,546
The Boston Beer Company, Inc., Class A (A)	3,387	1,268,296
Food and staples retailing – 0.6%
BJ's Wholesale Club Holdings, Inc. (A)	52,063	1,390,082
Grocery Outlet Holding Corp. (A)(B)	8,591	274,053
Performance Food Group Company (A)	40,629	1,731,202
Food products – 1.6%
Darling Ingredients, Inc. (A)	65,032	1,255,118
Flowers Foods, Inc.	72,862	1,582,563
J&J Snack Foods Corp.	5,860	1,117,854
Lancaster Colony Corp.	9,471	1,318,174
Sanderson Farms, Inc.	7,578	1,173,150
Seaboard Corp.	125	527,386
TreeHouse Foods, Inc. (A)	21,954	1,185,955
Household products – 0.1%
Spectrum Brands Holdings, Inc.	14,197	712,831
Energy – 1.7%		8,733,766
Energy equipment and services – 0.2%
Transocean, Ltd. (A)(B)	163,883	778,444
Oil, gas and consumable fuels – 1.5%
CVR Energy, Inc.	11,363	538,833
Delek US Holdings, Inc.	28,346	1,132,423
EnLink Midstream LLC (A)(B)	21,811	136,319
Equitrans Midstream Corp. (B)	86,268	1,200,851
Kosmos Energy, Ltd.	89,619	555,638
Murphy Oil Corp. (B)	56,644	1,168,566
PBF Energy, Inc., Class A	40,470	1,306,372
WPX Energy, Inc. (A)	192,016	1,916,320
Financials – 20.1%		105,878,336
Banks – 10.5%
Associated Banc-Corp	73,618	1,480,458
Atlantic Union Bankshares Corp.	33,535	1,236,100
BancorpSouth Bank	38,502	1,180,856
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Bank of Hawaii Corp.	19,913	$1,738,604
Bank OZK	51,259	1,438,328
BankUnited, Inc.	38,795	1,330,669
Cathay General Bancorp	29,398	1,045,687
CenterState Bank Corp.	58,263	1,477,550
CIT Group, Inc.	42,331	1,815,577
Columbia Banking System, Inc.	26,969	1,059,882
Community Bank System, Inc.	20,452	1,386,237
CVB Financial Corp.	55,537	1,154,059
First Citizens BancShares, Inc., Class A	2,966	1,459,035
First Financial Bankshares, Inc.	53,187	1,770,063
First Hawaiian, Inc.	54,361	1,485,686
First Horizon National Corp.	139,495	2,227,735
First Interstate BancSystem, Inc., Class A	8,837	370,801
FNB Corp.	132,584	1,598,963
Fulton Financial Corp.	90,346	1,541,303
Glacier Bancorp, Inc.	37,911	1,604,394
Hancock Whitney Corp.	37,643	1,468,077
Home BancShares, Inc.	62,731	1,159,269
IBERIABANK Corp.	20,602	1,511,981
Investors Bancorp, Inc.	114,852	1,383,967
Old National Bancorp	70,621	1,270,825
PacWest Bancorp	47,398	1,753,252
Pinnacle Financial Partners, Inc.	31,042	1,825,890
Prosperity Bancshares, Inc.	27,153	1,874,100
South State Corp.	13,478	1,062,875
Sterling Bancorp	81,573	1,602,909
Texas Capital Bancshares, Inc. (A)	21,010	1,135,801
UMB Financial Corp.	18,675	1,218,731
Umpqua Holdings Corp.	88,989	1,407,806
United Bankshares, Inc.	40,407	1,597,693
Valley National Bancorp	133,171	1,542,120
Webster Financial Corp.	41,451	1,827,989
Western Alliance Bancorp	39,209	1,934,180
Wintrust Financial Corp.	22,915	1,462,435
Capital markets – 3.1%
Affiliated Managers Group, Inc.	21,579	1,723,731
BGC Partners, Inc., Class A	88,004	457,621
Eaton Vance Corp.	44,162	2,013,787
Evercore, Inc., Class A	15,707	1,156,663
Federated Investors, Inc., Class B	38,479	1,229,019
Hamilton Lane, Inc., Class A	8,344	497,469
Houlihan Lokey, Inc.	16,878	797,654
Interactive Brokers Group, Inc., Class A	29,429	1,399,938
Janus Henderson Group PLC	66,302	1,533,565
Lazard, Ltd., Class A	51,746	1,931,678
Legg Mason, Inc.	42,207	1,572,633
Stifel Financial Corp.	27,041	1,513,755
Virtu Financial, Inc., Class A (B)	31,473	533,782
68	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 1.0%
FirstCash, Inc.	16,930	$1,428,723
Navient Corp.	95,095	1,309,458
OneMain Holdings, Inc.	30,337	1,213,480
SLM Corp.	168,459	1,421,794
Insurance – 3.8%
American National Insurance Company	3,904	468,402
Assured Guaranty, Ltd.	39,464	1,851,651
Axis Capital Holdings, Ltd.	30,205	1,795,083
Brighthouse Financial, Inc. (A)	45,946	1,734,921
Enstar Group, Ltd. (A)	4,554	914,899
Kemper Corp.	26,188	1,882,393
Mercury General Corp.	11,374	546,634
National General Holdings Corp.	27,122	578,241
Primerica, Inc.	19,262	2,430,479
RLI Corp.	18,644	1,814,434
Selective Insurance Group, Inc.	23,453	1,621,071
The Hanover Insurance Group, Inc.	18,431	2,427,547
White Mountains Insurance Group, Ltd.	1,538	1,647,198
Thrifts and mortgage finance – 1.7%
Essent Group, Ltd.	38,752	2,018,592
LendingTree, Inc. (A)(B)	3,159	1,136,766
MGIC Investment Corp.	137,623	1,886,811
Radian Group, Inc.	80,461	2,019,571
TFS Financial Corp.	20,357	392,076
Washington Federal, Inc.	42,099	1,534,930
Health care – 8.5%		44,579,883
Biotechnology – 2.4%
ACADIA Pharmaceuticals, Inc. (A)(B)	51,365	2,178,390
Allakos, Inc. (A)	11,265	772,779
Allogene Therapeutics, Inc. (A)(B)	18,715	538,992
Arrowhead Pharmaceuticals, Inc. (A)(B)	41,965	1,680,698
Bridgebio Pharma, Inc. (A)(B)	8,149	184,249
FibroGen, Inc. (A)	32,933	1,289,327
Genomic Health, Inc. (A)	11,374	758,418
Global Blood Therapeutics, Inc. (A)	23,365	1,120,352
Repligen Corp. (A)	19,422	1,543,855
Ultragenyx Pharmaceutical, Inc. (A)	22,624	908,127
United Therapeutics Corp. (A)	19,311	1,734,900
Health care equipment and supplies – 3.0%
Cantel Medical Corp.	14,897	1,085,842
CONMED Corp.	12,812	1,409,576
Globus Medical, Inc., Class A (A)	28,604	1,497,991
ICU Medical, Inc. (A)	8,970	1,449,642
Integra LifeSciences Holdings Corp. (A)	26,282	1,525,933
LivaNova PLC (A)	19,494	1,378,811
Neogen Corp. (A)	20,881	1,358,518
NuVasive, Inc. (A)	20,666	1,457,780
Penumbra, Inc. (A)(B)	10,571	1,648,759
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Quidel Corp. (A)	11,993	$682,402
Tandem Diabetes Care, Inc. (A)	25,752	1,585,808
Wright Medical Group NV (A)	43,499	904,779
Health care providers and services – 1.4%
Amedisys, Inc. (A)	12,781	1,642,614
AMN Healthcare Services, Inc. (A)	18,744	1,101,397
HealthEquity, Inc. (A)	28,819	1,636,631
LHC Group, Inc. (A)	11,964	1,327,645
Premier, Inc., Class A (A)	24,608	801,729
The Ensign Group, Inc.	17,963	758,937
The Pennant Group, Inc. (A)	8,983	161,604
Health care technology – 0.9%
HMS Holdings Corp. (A)	34,656	1,132,905
Omnicell, Inc. (A)	16,767	1,180,229
Teladoc Health, Inc. (A)(B)	29,533	2,262,228
Life sciences tools and services – 0.4%
Medpace Holdings, Inc. (A)	12,254	902,262
Syneos Health, Inc. (A)	21,668	1,086,650
Pharmaceuticals – 0.4%
Horizon Therapeutics PLC (A)	65,345	1,889,124
Industrials – 15.5%		81,692,942
Aerospace and defense – 0.8%
Aerojet Rocketdyne Holdings, Inc. (A)	29,044	1,255,572
Mercury Systems, Inc. (A)	22,303	1,642,839
Moog, Inc., Class A	12,701	1,063,201
Parsons Corp. (A)	9,393	334,391
Airlines – 0.7%
Copa Holdings SA, Class A	12,812	1,303,493
SkyWest, Inc.	20,319	1,209,996
Spirit Airlines, Inc. (A)	26,958	1,012,542
Building products – 1.0%
Armstrong World Industries, Inc.	19,585	1,831,785
Simpson Manufacturing Company, Inc.	15,937	1,317,034
Trex Company, Inc. (A)	21,850	1,920,397
Commercial services and supplies – 2.7%
ADT, Inc. (B)	45,985	355,924
Advanced Disposal Services, Inc. (A)	32,032	1,050,009
Cimpress NV (A)(B)	8,730	1,153,408
Clean Harbors, Inc. (A)	20,414	1,683,338
KAR Auction Services, Inc. (B)	60,729	1,509,723
MSA Safety, Inc.	14,606	1,753,742
Stericycle, Inc. (A)(B)	36,819	2,120,774
Tetra Tech, Inc.	21,428	1,874,307
The Brink's Company	20,040	1,702,598
UniFirst Corp.	6,099	1,224,923
Construction and engineering – 1.4%
EMCOR Group, Inc.	27,474	2,409,745
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	69

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	24,181	$1,521,952
Quanta Services, Inc.	59,294	2,493,313
Valmont Industries, Inc.	8,744	1,199,589
Electrical equipment – 1.1%
Generac Holdings, Inc. (A)	26,558	2,564,972
GrafTech International, Ltd.	26,397	318,876
nVent Electric PLC	62,324	1,437,191
Regal Beloit Corp.	19,089	1,413,540
Machinery – 3.3%
AGCO Corp.	15,928	1,221,518
Colfax Corp. (A)(B)	36,139	1,214,270
Crane Company	23,105	1,767,995
Gates Industrial Corp. PLC (A)(B)	21,250	212,500
ITT, Inc.	39,563	2,352,020
John Bean Technologies Corp.	12,670	1,302,096
Kennametal, Inc.	31,450	973,378
Oshkosh Corp.	28,885	2,466,201
Proto Labs, Inc. (A)	9,636	934,403
RBC Bearings, Inc. (A)	9,778	1,568,782
Rexnord Corp. (A)	41,825	1,183,229
The Timken Company	27,862	1,365,238
Watts Water Technologies, Inc., Class A	11,092	1,034,329
Marine – 0.4%
Kirby Corp. (A)	23,399	1,852,265
Professional services – 1.8%
ASGN, Inc. (A)	20,577	1,308,491
Exponent, Inc.	20,658	1,312,403
FTI Consulting, Inc. (A)	14,692	1,599,518
Insperity, Inc.	15,821	1,671,172
ManpowerGroup, Inc.	27,163	2,469,660
TriNet Group, Inc. (A)	17,860	946,401
Road and rail – 0.7%
Landstar System, Inc.	18,258	2,065,893
Ryder System, Inc.	19,799	962,825
Schneider National, Inc., Class B	24,217	553,843
Trading companies and distributors – 1.4%
Air Lease Corp.	42,348	1,862,465
GATX Corp.	14,203	1,129,849
MSC Industrial Direct Company, Inc., Class A	17,890	1,309,727
SiteOne Landscape Supply, Inc. (A)(B)	19,069	1,679,216
Univar Solutions, Inc. (A)	66,388	1,424,686
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	29,425	1,269,395
Information technology – 13.4%		70,610,677
Communications equipment – 1.1%
EchoStar Corp., Class A (A)	19,459	758,901
Lumentum Holdings, Inc. (A)	30,065	1,883,873
ViaSat, Inc. (A)	23,513	1,618,635
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	90,531	$1,444,875
Electronic equipment, instruments and components – 2.6%
Avnet, Inc.	40,950	1,619,982
Coherent, Inc. (A)	9,721	1,447,651
II-VI, Inc. (A)	8,558	283,698
Itron, Inc. (A)	16,238	1,238,310
Jabil, Inc.	56,628	2,085,043
Littelfuse, Inc.	9,497	1,667,388
Novanta, Inc. (A)	12,050	1,073,053
SYNNEX Corp.	17,370	2,045,144
Tech Data Corp. (A)	16,555	2,011,433
IT services – 2.0%
CoreLogic, Inc. (A)	37,863	1,533,073
KBR, Inc.	55,940	1,575,270
LiveRamp Holdings, Inc. (A)	27,250	1,065,203
ManTech International Corp., Class A	12,084	956,811
MAXIMUS, Inc.	28,403	2,179,646
Perspecta, Inc.	55,470	1,472,174
Science Applications International Corp.	18,892	1,560,857
Switch, Inc., Class A	29,630	437,635
Semiconductors and semiconductor equipment – 2.4%
Cirrus Logic, Inc. (A)	23,200	1,576,672
Cree, Inc. (A)	48,479	2,313,903
Enphase Energy, Inc. (A)(B)	49,936	970,256
MKS Instruments, Inc.	21,800	2,359,196
Semtech Corp. (A)	26,986	1,361,714
Silicon Laboratories, Inc. (A)	18,875	2,005,280
SolarEdge Technologies, Inc. (A)	21,458	1,823,072
Software – 4.7%
ACI Worldwide, Inc. (A)	46,645	1,464,187
Appfolio, Inc., Class A (A)	6,738	655,136
Appian Corp. (A)(B)	13,856	618,532
Blackbaud, Inc.	19,724	1,655,830
Cerence, Inc. (A)	14,285	221,418
Cornerstone OnDemand, Inc. (A)	25,392	1,487,209
Envestnet, Inc. (A)	20,806	1,300,167
FireEye, Inc. (A)	86,991	1,377,937
Globant SA (A)	9,767	910,870
j2 Global, Inc.	20,615	1,957,600
LogMeIn, Inc.	21,665	1,422,957
Manhattan Associates, Inc. (A)	24,615	1,844,894
Medallia, Inc. (A)	6,625	192,655
Nuance Communications, Inc. (A)	114,281	1,865,066
Nutanix, Inc., Class A (A)	71,747	2,096,447
PagerDuty, Inc. (A)	5,087	116,950
Pivotal Software, Inc., Class A (A)	35,434	530,447
Q2 Holdings, Inc. (A)	19,393	1,386,406
Qualys, Inc. (A)	13,403	1,143,678
Teradata Corp. (A)	51,939	1,554,534
70	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Verint Systems, Inc. (A)	25,914	$1,176,236
Technology hardware, storage and peripherals – 0.6%
NCR Corp. (A)	48,773	1,424,659
Pure Storage, Inc., Class A (A)	94,456	1,838,114
Materials – 4.6%		23,940,039
Chemicals – 3.2%
Ashland Global Holdings, Inc.	24,254	1,876,532
Balchem Corp.	12,954	1,311,074
Huntsman Corp.	88,909	1,967,556
Ingevity Corp. (A)	17,287	1,455,738
NewMarket Corp.	3,377	1,639,500
Olin Corp.	66,121	1,212,659
PolyOne Corp.	37,874	1,213,862
Quaker Chemical Corp.	7,289	1,114,342
Sensient Technologies Corp.	21,046	1,316,638
Valvoline, Inc.	75,821	1,618,020
W.R. Grace & Company	26,052	1,731,155
Construction materials – 0.3%
Eagle Materials, Inc.	18,248	1,666,772
Containers and packaging – 0.6%
Ardagh Group SA	7,718	144,095
Graphic Packaging Holding Company	117,645	1,842,321
Silgan Holdings, Inc.	38,676	1,190,061
Metals and mining – 0.2%
Allegheny Technologies, Inc. (A)	46,852	984,361
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	56,632	1,655,353
Real estate – 11.3%		59,748,103
Equity real estate investment trusts – 11.0%
Agree Realty Corp.	18,207	1,434,165
American Assets Trust, Inc.	21,773	1,066,006
Apple Hospitality REIT, Inc.	84,274	1,388,836
Brandywine Realty Trust	67,290	1,028,191
Columbia Property Trust, Inc.	49,034	1,006,178
Corporate Office Properties Trust	44,078	1,306,472
Cousins Properties, Inc.	39,196	1,572,935
EastGroup Properties, Inc.	14,605	1,956,340
Empire State Realty Trust, Inc., Class A	61,412	888,632
Equity Commonwealth	46,511	1,496,724
First Industrial Realty Trust, Inc.	49,613	2,089,203
Healthcare Realty Trust, Inc.	50,020	1,739,195
Highwoods Properties, Inc.	40,544	1,897,459
Hudson Pacific Properties, Inc.	41,867	1,503,863
JBG SMITH Properties	41,787	1,682,345
Life Storage, Inc.	18,374	2,001,296
National Health Investors, Inc.	16,328	1,400,779
National Storage Affiliates Trust	25,611	875,128
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Outfront Media, Inc.	55,989	$1,473,071
Paramount Group, Inc.	82,659	1,113,417
Park Hotels & Resorts, Inc.	90,437	2,102,660
Pebblebrook Hotel Trust	52,154	1,340,879
Physicians Realty Trust	72,732	1,357,906
Piedmont Office Realty Trust, Inc., Class A	62,458	1,401,558
PotlatchDeltic Corp.	23,064	979,528
PS Business Parks, Inc.	8,181	1,477,080
QTS Realty Trust, Inc., Class A	24,039	1,288,250
Rayonier, Inc.	51,577	1,391,547
Rexford Industrial Realty, Inc.	44,576	2,143,660
RLJ Lodging Trust	67,911	1,114,420
Ryman Hospitality Properties, Inc.	20,400	1,717,068
Sabra Health Care REIT, Inc.	72,512	1,783,795
Service Properties Trust	64,142	1,622,793
Spirit Realty Capital, Inc.	35,584	1,773,507
STAG Industrial, Inc.	51,438	1,596,636
Sunstone Hotel Investors, Inc.	88,677	1,198,026
Terreno Realty Corp.	28,590	1,612,762
The Macerich Company	62,552	1,720,180
Weingarten Realty Investors	47,264	1,499,687
Real estate management and development – 0.3%
Cushman & Wakefield PLC (A)	31,193	581,749
Kennedy-Wilson Holdings, Inc.	48,856	1,124,177
Utilities – 5.6%		29,697,765
Electric utilities – 1.7%
ALLETE, Inc.	20,242	1,742,027
El Paso Electric Company	17,763	1,184,970
Hawaiian Electric Industries, Inc.	50,479	2,279,127
PNM Resources, Inc.	31,884	1,662,751
Portland General Electric Company	38,979	2,217,126
Gas utilities – 1.9%
National Fuel Gas Company	34,134	1,546,612
New Jersey Resources Corp.	36,243	1,580,195
ONE Gas, Inc.	20,497	1,902,941
South Jersey Industries, Inc.	36,621	1,177,731
Southwest Gas Holdings, Inc.	22,581	1,971,321
Spire, Inc.	19,468	1,636,480
Independent power and renewable electricity producers – 0.7%
Clearway Energy, Inc., Class A	13,640	234,199
Clearway Energy, Inc., Class C	28,773	521,654
Ormat Technologies, Inc.	16,287	1,246,933
Pattern Energy Group, Inc.	44,055	1,234,862
TerraForm Power, Inc., Class A	29,843	506,734
Multi-utilities – 0.8%
Avista Corp.	25,423	1,221,067
Black Hills Corp.	23,785	1,874,972
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
NorthWestern Corp.	19,651	$1,425,091
Water utilities – 0.5%
American States Water Company	14,280	1,358,456
California Water Service Group	20,949	1,172,516

SECURITIES LENDING COLLATERAL – 5.4%		$28,440,235
(Cost $28,437,521)
John Hancock Collateral Trust, 1.9934% (C)(D)	2,841,750	28,440,235

SHORT-TERM INVESTMENTS – 0.1%		$540,919
(Cost $540,919)
Money market funds – 0.1%		540,919
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	540,919	540,919
Total investments (Multifactor Small Cap ETF) (Cost $533,984,642) 105.4%		$555,182,481
Other assets and liabilities, net (5.4%)		(28,509,112)
Total net assets 100.0%		$526,673,369

MULTIFACTOR SMALL CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	2	Long	Dec 2019	$288,854	$303,580	$14,726
						$14,726
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR TECHNOLOGY ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$59,072,687
(Cost $53,692,429)
Industrials – 1.3%		780,865
Electrical equipment – 0.5%
Sensata Technologies Holding PLC (A)	5,545	283,849
Industrial conglomerates – 0.8%
Roper Technologies, Inc.	1,475	497,016
Information technology – 98.6%		58,291,822
Communications equipment – 7.4%
Arista Networks, Inc. (A)	1,710	418,215
Ciena Corp. (A)	5,455	202,490
Cisco Systems, Inc.	48,055	2,283,093
F5 Networks, Inc. (A)	2,025	291,762
Juniper Networks, Inc.	10,847	269,223
Lumentum Holdings, Inc. (A)	2,205	138,165
Motorola Solutions, Inc.	4,117	684,739
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value

Communications equipment (continued)
Ubiquiti, Inc. (B)	597	$75,574
Electronic equipment, instruments and components – 8.9%
Amphenol Corp., Class A	10,656	1,069,116
Cognex Corp.	4,175	214,971
Corning, Inc.	24,416	723,446
FLIR Systems, Inc.	5,197	267,957
Jabil, Inc.	8,524	313,854
Keysight Technologies, Inc. (A)	5,748	580,031
Littelfuse, Inc.	975	171,181
National Instruments Corp.	4,406	182,364
TE Connectivity, Ltd.	10,139	907,441
Trimble, Inc. (A)	9,061	360,990
Zebra Technologies Corp., Class A (A)	1,927	458,375
IT services – 9.0%
Akamai Technologies, Inc. (A)	5,776	499,624

72	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Amdocs, Ltd.	4,101	$267,385
Cognizant Technology Solutions Corp., Class A	7,935	483,559
DXC Technology Company	7,680	212,506
EPAM Systems, Inc. (A)	1,410	248,104
GoDaddy, Inc., Class A (A)	3,680	239,310
IBM Corp.	14,128	1,889,337
MongoDB, Inc. (A)(B)	684	87,395
Okta, Inc. (A)	1,831	199,707
Perspecta, Inc.	4,790	127,127
Science Applications International Corp.	2,095	173,089
Switch, Inc., Class A	1,082	15,981
Twilio, Inc., Class A (A)(B)	3,525	340,374
VeriSign, Inc. (A)	2,707	514,384
Semiconductors and semiconductor equipment – 31.7%
Advanced Micro Devices, Inc. (A)	10,191	345,781
Analog Devices, Inc.	5,779	616,215
Applied Materials, Inc.	16,956	920,033
Broadcom, Inc.	4,869	1,425,887
Cree, Inc. (A)	3,565	170,157
Cypress Semiconductor Corp.	13,061	303,929
Entegris, Inc.	4,823	231,504
First Solar, Inc. (A)	2,189	113,368
Intel Corp.	55,979	3,164,493
KLA Corp.	6,733	1,138,146
Lam Research Corp.	6,106	1,654,970
Marvell Technology Group, Ltd.	18,825	459,142
Maxim Integrated Products, Inc.	11,122	652,417
Microchip Technology, Inc. (B)	7,667	722,921
Micron Technology, Inc. (A)	23,183	1,102,352
MKS Instruments, Inc.	1,555	168,282
Monolithic Power Systems, Inc.	1,068	160,115
NVIDIA Corp.	3,903	784,581
ON Semiconductor Corp. (A)	14,576	297,350
Qorvo, Inc. (A)	3,913	316,405
QUALCOMM, Inc.	11,563	930,128
Silicon Laboratories, Inc. (A)	1,224	130,038
Skyworks Solutions, Inc.	5,447	496,004
SolarEdge Technologies, Inc. (A)	1,165	98,978
Teradyne, Inc.	6,502	398,052
Texas Instruments, Inc.	9,647	1,138,250
Universal Display Corp.	929	185,967
Xilinx, Inc.	6,931	628,919
Software – 29.4%
Adobe, Inc. (A)	3,438	955,523
Alteryx, Inc., Class A (A)(B)	766	70,089
Anaplan, Inc. (A)	1,500	70,800
ANSYS, Inc. (A)	2,345	516,252
Appian Corp. (A)(B)	487	21,740
Aspen Technology, Inc. (A)	1,825	210,076
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Atlassian Corp. PLC, Class A (A)	1,395	$168,502
Autodesk, Inc. (A)	1,889	278,363
Avalara, Inc. (A)	899	63,829
Blackbaud, Inc.	1,164	97,718
Cadence Design Systems, Inc. (A)	6,243	407,980
CDK Global, Inc.	3,021	152,681
Cerence, Inc. (A)	1,156	17,918
Ceridian HCM Holding, Inc. (A)	2,028	97,851
Citrix Systems, Inc.	4,141	450,789
Coupa Software, Inc. (A)	1,042	143,265
Crowdstrike Holdings, Inc., Class A (A)	342	17,069
DocuSign, Inc. (A)	2,407	159,319
Dropbox, Inc., Class A (A)	3,485	69,073
Elastic NV (A)	541	38,956
Fair Isaac Corp. (A)	811	246,576
Fortinet, Inc. (A)	2,913	237,584
Guidewire Software, Inc. (A)(B)	2,456	276,889
HubSpot, Inc. (A)	643	99,729
Intuit, Inc.	2,146	552,595
j2 Global, Inc.	1,934	183,653
Manhattan Associates, Inc. (A)	1,832	137,308
Medallia, Inc. (A)	235	6,834
Microsoft Corp.	24,605	3,527,619
Nuance Communications, Inc. (A)	9,255	151,042
Nutanix, Inc., Class A (A)	2,625	76,703
Oracle Corp.	32,373	1,764,005
Palo Alto Networks, Inc. (A)	1,703	387,245
Paycom Software, Inc. (A)	1,235	261,240
Paylocity Holding Corp. (A)	631	64,741
Pegasystems, Inc.	1,015	76,338
Pivotal Software, Inc., Class A (A)	2,177	32,590
Proofpoint, Inc. (A)	1,018	117,447
PTC, Inc. (A)	2,849	190,627
Q2 Holdings, Inc. (A)	687	49,114
RealPage, Inc. (A)	2,393	144,896
RingCentral, Inc., Class A (A)	1,307	211,107
salesforce.com, Inc. (A)	7,836	1,226,256
ServiceNow, Inc. (A)	1,564	386,715
Smartsheet, Inc., Class A (A)	1,433	56,460
SolarWinds Corp. (A)(B)	1,551	29,391
Splunk, Inc. (A)	2,698	323,652
SS&C Technologies Holdings, Inc.	7,468	388,411
Symantec Corp.	17,046	390,012
Synopsys, Inc. (A)	4,827	655,265
Teradata Corp. (A)	3,487	104,366
The Trade Desk, Inc., Class A (A)(B)	618	124,094
Tyler Technologies, Inc. (A)	1,087	291,881
VMware, Inc., Class A	1,146	181,377
Workday, Inc., Class A (A)	1,344	217,943
Zendesk, Inc. (A)	2,027	143,208
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (A)(B)	396	$27,676
Zscaler, Inc. (A)(B)	1,033	45,431
Technology hardware, storage and peripherals – 12.2%
Apple, Inc.	16,250	4,042,350
Dell Technologies, Inc., Class C (A)	2,696	142,591
Hewlett Packard Enterprise Company	43,341	711,226
HP, Inc.	18,740	325,514
NetApp, Inc.	7,813	436,590
Pure Storage, Inc., Class A (A)	6,104	118,784
Seagate Technology PLC	11,381	660,439
Western Digital Corp.	10,375	535,869
Xerox Holdings Corp.	7,586	257,393

SECURITIES LENDING COLLATERAL – 2.9%		$1,684,726
(Cost $1,684,603)
John Hancock Collateral Trust, 1.9934% (C)(D)	168,338	1,684,726

SHORT-TERM INVESTMENTS – 0.1%		$60,745
(Cost $60,745)
Money market funds – 0.1%		60,745
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (C)	60,745	60,745
Total investments (Multifactor Technology ETF) (Cost $55,437,777) 102.9%		$60,818,158
Other assets and liabilities, net (2.9%)		(1,712,392)
Total net assets 100.0%		$59,105,766

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-19.
(C)	The rate shown is the annualized seven-day yield as of 10-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 10-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$39,974,575
(Cost $38,191,955)
Utilities – 100.0%		39,974,575
Electric utilities – 52.5%
ALLETE, Inc.	2,486	213,945
Alliant Energy Corp.	13,488	719,450
American Electric Power Company, Inc.	14,767	1,393,857
Avangrid, Inc.	3,736	186,987
Duke Energy Corp.	13,646	1,286,272
Edison International	22,957	1,443,995
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Entergy Corp.	11,562	$1,404,552
Evergy, Inc.	15,634	999,169
Eversource Energy	15,796	1,322,757
Exelon Corp.	42,155	1,917,631
FirstEnergy Corp.	29,153	1,408,673
Hawaiian Electric Industries, Inc.	8,418	380,073
IDACORP, Inc.	2,173	233,858
NextEra Energy, Inc.	6,119	1,458,402
OGE Energy Corp.	9,495	408,855
Pinnacle West Capital Corp.	8,883	836,068
PNM Resources, Inc.	4,623	241,089
Portland General Electric Company	6,774	385,305
PPL Corp.	59,614	1,996,473
The Southern Company	27,529	1,724,967
Xcel Energy, Inc.	15,945	1,012,669
Gas utilities – 5.4%
Atmos Energy Corp.	5,829	655,646
New Jersey Resources Corp.	3,175	138,430
ONE Gas, Inc.	3,116	289,289
Southwest Gas Holdings, Inc.	4,027	351,557
Spire, Inc.	2,452	206,115
UGI Corp.	11,136	530,853
Independent power and renewable electricity producers – 5.4%
AES Corp.	37,385	637,414
NRG Energy, Inc.	11,126	446,375
Vistra Energy Corp.	38,836	1,049,737
Multi-utilities – 33.2%
Ameren Corp.	14,852	1,154,000
Black Hills Corp.	3,958	312,009
CenterPoint Energy, Inc.	43,149	1,254,341
CMS Energy Corp.	15,491	990,185
Consolidated Edison, Inc.	24,910	2,297,200
Dominion Energy, Inc.	11,404	941,400
DTE Energy Company	12,126	1,543,882
NiSource, Inc.	18,942	531,134
Public Service Enterprise Group, Inc.	34,027	2,154,249
Sempra Energy	7,023	1,014,894
WEC Energy Group, Inc.	11,609	1,095,890
Water utilities – 3.5%
American Water Works Company, Inc.	8,573	1,056,794
Aqua America, Inc.	7,680	348,134
74	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$54,070
(Cost $54,070)
Money market funds – 0.1%		54,070
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.7521% (A)	54,070	54,070
Total investments (Multifactor Utilities ETF) (Cost $38,246,025) 100.1%		$40,028,645
Other assets and liabilities, net (0.1%)		(34,504)
Total net assets 100.0%		$39,994,141

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 10-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	75

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-19 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Assets
Unaffiliated investments, at value	$40,218,312	$30,256,268	$514,933,613	$818,844,366
Affiliated investments, at value	1,750,654	209,722	15,268,082	2,553,966
Total investments, at value	41,968,966	30,465,990	530,201,695	821,398,332
Foreign currency, at value	—	—	1,132,251	1,273,211
Collateral held at broker for futures contracts	—	—	—	56,700
Dividends and interest receivable	22,549	38,617	2,062,156	880,815
Receivable for investments sold	—	—	263	1,016,405
Receivable for securities lending income	913	3,238	3,352	7,416
Receivable from affiliates	—	1,827	—	—
Other assets	3,241	3,049	4,296	3,368
Total assets	41,995,669	30,512,721	533,404,013	824,636,247
Liabilities
Payable for futures variation margin	—	—	—	21,561
Foreign capital gains tax payable	—	—	—	543,591
Payable for investments purchased	—	—	99,271	71,277
Payable upon return of securities loaned	1,751,254	209,668	15,264,381	2,552,582
Payable to affiliates
Investment management fees	993	—	162,645	293,584
Accounting and legal services fees	3,597	2,622	45,050	71,591
Trustees' fees	42	31	—	—
Other liabilities and accrued expenses	28,102	27,678	48,817	93,910
Total liabilities	1,783,988	239,999	15,620,164	3,648,096
Net assets	$40,211,681	$30,272,722	$517,783,849	$820,988,151
Net assets consist of
Paid-in capital	$39,311,293	$28,780,744	$477,867,850	$792,554,930
Total distributable earnings (loss)	900,388	1,491,978	39,915,999	28,433,221
Net assets	$40,211,681	$30,272,722	$517,783,849	$820,988,151
Unaffiliated investments, at cost	$37,777,505	$29,254,870	$475,626,215	$803,101,247
Affiliated investments, at cost	$1,750,495	$209,706	$15,266,966	$2,553,807
Foreign currency, at cost	—	—	$1,104,613	$1,273,109
Securities loaned, at value	$1,663,270	$205,340	$14,522,661	$2,411,254
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$40,211,681	$30,272,722	$517,783,849	$820,988,151
Shares outstanding	1,180,000	1,050,000	17,900,000	32,300,000
Net asset value per share	$34.08	$28.83	$28.93	$25.42
76	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-19 (unaudited)

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Assets
Unaffiliated investments, at value	$19,534,362	$48,349,670	$49,957,677	$26,793,877
Affiliated investments, at value	263,909	248,858	521,209	420,037
Total investments, at value	19,798,271	48,598,528	50,478,886	27,213,914
Dividends and interest receivable	33,439	33,194	29,201	25,625
Receivable for fund shares sold	—	1,569,569	—	—
Receivable for securities lending income	29	32	143	206
Receivable from affiliates	5,868	—	—	3,391
Other assets	3,010	3,498	3,341	3,123
Total assets	19,840,617	50,204,821	50,511,571	27,246,259
Liabilities
Payable for investments purchased	14,793	1,566,273	—	15,696
Payable upon return of securities loaned	263,909	248,843	521,103	419,967
Payable to affiliates
Investment management fees	—	2,235	3,634	—
Accounting and legal services fees	1,884	4,094	4,595	2,439
Trustees' fees	45	56	39	37
Other liabilities and accrued expenses	27,727	27,770	29,091	27,731
Total liabilities	308,358	1,849,271	558,462	465,870
Net assets	$19,532,259	$48,355,550	$49,953,109	$26,780,389
Net assets consist of
Paid-in capital	$28,224,157	$45,174,304	$48,667,322	$25,125,691
Total distributable earnings (loss)	(8,691,898)	3,181,246	1,285,787	1,654,698
Net assets	$19,532,259	$48,355,550	$49,953,109	$26,780,389
Unaffiliated investments, at cost	$25,300,409	$45,885,688	$47,488,631	$25,431,246
Affiliated investments, at cost	$263,891	$248,842	$521,170	$420,004
Securities loaned, at value	$247,547	$238,825	$512,705	$404,909
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$19,532,259	$48,355,550	$49,953,109	$26,780,389
Shares outstanding	870,000	1,240,000	1,450,000	700,000
Net asset value per share	$22.45	$39.00	$34.45	$38.26
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	77

STATEMENTS OF ASSETS AND LIABILITIES 10-31-19 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$911,829,113	$20,931,203	$21,491,226	$1,432,398,100
Affiliated investments, at value	7,419,888	590,377	576,717	32,520,115
Total investments, at value	919,249,001	21,521,580	22,067,943	1,464,918,215
Collateral held at broker for futures contracts	—	—	3,335	69,270
Dividends and interest receivable	740,965	17,951	32,052	716,770
Receivable for fund shares sold	—	—	—	1,874,313
Receivable for investments sold	—	—	—	1,860,152
Receivable for securities lending income	3,932	151	—	15,091
Receivable from affiliates	—	5,349	6,016	—
Other assets	10,257	3,080	41,091	8,681
Total assets	920,004,155	21,548,111	22,150,437	1,469,462,492
Liabilities
Payable for futures variation margin	—	—	300	6,600
Payable for investments purchased	541,443	—	—	1,874,019
Payable for fund shares repurchased	—	—	—	1,860,502
Payable upon return of securities loaned	7,419,740	590,310	576,687	32,514,058
Payable to affiliates
Investment management fees	212,207	—	—	433,329
Accounting and legal services fees	81,594	1,854	1,946	109,865
Trustees' fees	—	34	16	—
Other liabilities and accrued expenses	63,017	27,438	21,561	76,770
Total liabilities	8,318,001	619,636	600,510	36,875,143
Net assets	$911,686,154	$20,928,475	$21,549,927	$1,432,587,349
Net assets consist of
Paid-in capital	$781,015,823	$20,968,321	$21,232,212	$1,337,208,459
Total distributable earnings (loss)	130,670,331	(39,846)	317,715	95,378,890
Net assets	$911,686,154	$20,928,475	$21,549,927	$1,432,587,349
Unaffiliated investments, at cost	$802,654,893	$20,032,376	$21,419,040	$1,329,586,074
Affiliated investments, at cost	$7,419,171	$590,306	$576,682	$32,516,760
Securities loaned, at value	$7,106,100	$567,110	$564,190	$31,294,086
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$911,686,154	$20,928,475	$21,549,927	$1,432,587,349
Shares outstanding	23,300,000	630,000	800,000	38,500,000
Net asset value per share	$39.13	$33.22	$26.94	$37.21
78	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-19 (unaudited)

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Assets
Unaffiliated investments, at value	$526,742,246	$59,133,432	$40,028,645
Affiliated investments, at value	28,440,235	1,684,726	—
Total investments, at value	555,182,481	60,818,158	40,028,645
Collateral held at broker for futures contracts	12,574	—	—
Dividends and interest receivable	172,857	9,267	21,311
Receivable for investments sold	2,674,386	—	—
Receivable for securities lending income	12,514	1,120	—
Other assets	2,676	3,577	3,060
Total assets	558,057,488	60,832,122	40,053,016
Liabilities
Payable for futures variation margin	1,200	—	—
Payable for investments purchased	—	—	27,428
Payable for fund shares repurchased	2,677,311	—	—
Payable upon return of securities loaned	28,431,838	1,684,526	—
Payable to affiliates
Investment management fees	194,203	6,798	519
Accounting and legal services fees	40,716	5,212	3,218
Trustees' fees	—	51	25
Other liabilities and accrued expenses	38,851	29,769	27,685
Total liabilities	31,384,119	1,726,356	58,875
Net assets	$526,673,369	$59,105,766	$39,994,141
Net assets consist of
Paid-in capital	$527,440,404	$52,564,839	$35,797,484
Total distributable earnings (loss)	(767,035)	6,540,927	4,196,657
Net assets	$526,673,369	$59,105,766	$39,994,141
Unaffiliated investments, at cost	$505,547,121	$53,753,174	$38,246,025
Affiliated investments, at cost	$28,437,521	$1,684,603	—
Securities loaned, at value	$27,974,420	$1,591,650	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$526,673,369	$59,105,766	$39,994,141
Shares outstanding	19,750,000	1,150,000	1,170,000
Net asset value per share	$26.67	$51.40	$34.18
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	79

STATEMENTS OF OPERATIONS For the six months ended 10-31-19 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Investment income
Dividends	$327,890	$383,180	$9,616,809	$17,313,774
Securities lending	3,431	5,045	79,893	17,774
Interest	547	348	12,427	28,187
Non-cash dividends	—	—	—	3,248,471
Less foreign taxes withheld	—	—	(758,300)	(2,136,709)
Total investment income	331,868	388,573	8,950,829	18,471,497
Expenses
Investment management fees	76,455	55,053	1,128,342	2,270,155
Accounting and legal services fees	4,458	3,238	56,401	83,423
Transfer agent fees	5,204	5,204	5,200	5,297
Trustees' fees	374	283	4,553	5,403
Custodian fees	30,531	30,490	79,012	231,328
Printing and postage	9,648	9,209	14,826	16,580
Professional fees	9,008	8,463	17,239	49,144
Stock exchange listing fees	3,459	3,623	3,433	3,558
Other	5,991	5,558	10,112	6,582
Total expenses	145,128	121,121	1,319,118	2,671,470
Less expense reductions	(64,648)	(63,170)	(188,569)	(488,870)
Net expenses	80,480	57,951	1,130,549	2,182,600
Net investment income	251,388	330,622	7,820,280	16,288,897
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(437,350)	(155,213)	(4,699,615)	(3,317,963)
Affiliated investments	(16)	73	771	463
Futures contracts	372	(21)	264,461	215,433
Redemptions in kind	1,801,024	1,053,546	4,820,864	4,829,457
	1,364,030	898,385	386,481	1,727,390
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,048,782)	(172,634)	6,139,004	(26,137,886)
Affiliated investments	150	12	645	97
Futures	—	—	—	3,638
	(1,048,632)	(172,622)	6,139,649	(26,134,151)
Net realized and unrealized gain (loss)	315,398	725,763	6,526,130	(24,406,761)
Increase (decrease) in net assets from operations	$566,786	$1,056,385	$14,346,410	$(8,117,864)
80	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-19 (unaudited)

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Investment income
Dividends	$946,520	$498,107	$352,588	$251,399
Securities lending	184	32	985	437
Interest	397	590	758	489
Non-cash dividends	138,167	—	—	—
Less foreign taxes withheld	—	(126)	—	—
Total investment income	1,085,268	498,603	354,331	252,325
Expenses
Investment management fees	41,332	87,192	98,291	52,681
Accounting and legal services fees	2,420	5,195	5,890	3,046
Transfer agent fees	5,204	5,204	5,204	5,204
Trustees' fees	214	462	536	270
Custodian fees	30,493	30,555	30,572	30,484
Printing and postage	9,932	10,960	11,452	9,468
Professional fees	8,563	10,777	9,374	8,509
Stock exchange listing fees	3,623	3,459	3,459	3,623
Other	5,548	5,775	5,753	5,573
Total expenses	107,329	159,579	170,531	118,858
Less expense reductions	(63,821)	(67,798)	(67,067)	(63,405)
Net expenses	43,508	91,781	103,464	55,453
Net investment income	1,041,760	406,822	250,867	196,872
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,003,885)	(322,071)	(838,118)	(265,651)
Affiliated investments	(17)	(1)	10	9
Futures contracts	367	490	—	370
Redemptions in kind	(571,881)	1,750,965	1,404,416	1,954,571
	(1,575,416)	1,429,383	566,308	1,689,299
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(3,344,866)	(343,843)	1,800,662	(1,299,590)
Affiliated investments	18	16	23	29
	(3,344,848)	(343,827)	1,800,685	(1,299,561)
Net realized and unrealized gain (loss)	(4,920,264)	1,085,556	2,366,993	389,738
Increase (decrease) in net assets from operations	$(3,878,504)	$1,492,378	$2,617,860	$586,610
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	81

STATEMENTS OF OPERATIONS For the six months ended 10-31-19 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Investment income
Dividends	$10,252,783	$212,512	$151,879	$9,935,427
Securities lending	12,217	363	—	41,550
Interest	8,837	364	179	14,777
Less foreign taxes withheld	(94)	—	—	(1,562)
Total investment income	10,273,743	213,239	152,058	9,990,192
Expenses
Investment management fees	1,294,334	39,576	41,629	2,240,494
Accounting and legal services fees	85,149	2,310	2,346	131,361
Transfer agent fees	5,204	5,204	3,984	5,204
Trustees' fees	7,814	212	66	8,834
Custodian fees	76,722	30,456	11,893	99,713
Printing and postage	26,659	8,937	6,337	40,016
Professional fees	31,846	8,395	18,231	32,826
Stock exchange listing fees	3,459	3,623	3,544	3,459
Other	11,992	5,461	2,218	11,384
Total expenses	1,543,179	104,174	90,248	2,573,291
Less expense reductions	(33,394)	(62,516)	(46,287)	(43,786)
Net expenses	1,509,785	41,658	43,961	2,529,505
Net investment income	8,763,958	171,581	108,097	7,460,687
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(4,954,730)	(729,593)	(304,924)	(17,159,593)
Affiliated investments	22	(4)	(4)	1,311
Futures contracts	84,433	1,051	240	61,494
Redemptions in kind	26,294,362	619,458	460,242	20,065,202
	21,424,087	(109,088)	155,554	2,968,414
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,764,343	448,927	16,302	18,077,555
Affiliated investments	637	71	35	3,124
Futures	—	—	3,029	48,391
	3,764,980	448,998	19,366	18,129,070
Net realized and unrealized gain	25,189,067	339,910	174,920	21,097,484
Increase (decrease) in net assets from operations	$33,953,025	$511,491	$283,017	$28,558,171
82	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-19 (unaudited)

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Investment income
Dividends	$4,127,927	$428,190	$532,410
Securities lending	36,999	2,286	—
Interest	4,892	807	403
Less foreign taxes withheld	(1,317)	—	—
Total investment income	4,168,501	431,283	532,813
Expenses
Investment management fees	1,117,362	110,306	66,394
Accounting and legal services fees	49,584	6,471	4,007
Transfer agent fees	5,161	5,204	5,204
Trustees' fees	3,671	539	368
Custodian fees	42,783	30,638	30,423
Printing and postage	14,173	11,202	9,548
Professional fees	16,187	9,855	8,518
Stock exchange listing fees	3,862	3,459	3,623
Other	6,148	5,897	5,518
Total expenses	1,258,931	183,571	133,603
Less expense reductions	(141,569)	(67,460)	(63,714)
Net expenses	1,117,362	116,111	69,889
Net investment income	3,051,139	315,172	462,924
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(22,633,561)	(682,099)	(77,362)
Affiliated investments	(175)	93	—
Futures contracts	24,777	3,658	841
Redemptions in kind	11,194,113	3,061,265	3,192,909
	(11,414,846)	2,382,917	3,116,388
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,233,679	(1,656,834)	(233,727)
Affiliated investments	2,424	117	—
Futures	14,726	—	—
	8,250,829	(1,656,717)	(233,727)
Net realized and unrealized gain (loss)	(3,164,017)	726,200	2,882,661
Increase (decrease) in net assets from operations	$(112,878)	$1,041,372	$3,345,585
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	83

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Consumer Discretionary ETF		Multifactor Consumer Staples ETF		Multifactor Developed International ETF
	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$251,388	$506,396	$330,622	$752,999	$7,820,280	$7,439,007
Net realized gain (loss)	1,364,030	3,463,171	898,385	(508,673)	386,481	1,214,314
Change in net unrealized appreciation (depreciation)	(1,048,632)	201,120	(172,622)	2,552,512	6,139,649	29,078,060
Increase in net assets resulting from operations	566,786	4,170,687	1,056,385	2,796,838	14,346,410	37,731,381
Distributions to shareholders
From earnings	(220,002)	(530,221)	(281,698)	(726,880)	(10,631,050)	(2,179,880)
From fund share transactions
Shares issued	6,784,189	29,178,495	9,218,324	28,284,271	44,522,963	442,661,741
Shares repurchased	(9,080,938)	(37,248,356)	(8,582,586)	(23,801,043)	(42,221,650)	(33,948,220)
Total from fund share transactions	(2,296,749)	(8,069,861)	635,738	4,483,228	2,301,313	408,713,521
Total increase (decrease)	(1,949,965)	(4,429,395)	1,410,425	6,553,186	6,016,673	444,265,022
Net assets
Beginning of period	42,161,646	46,591,041	28,862,297	22,309,111	511,767,176	67,502,154
End of period	$40,211,681	$42,161,646	$30,272,722	$28,862,297	$517,783,849	$511,767,176
Share activity
Shares outstanding
Beginning of period	1,250,000	1,520,000	1,030,000	880,000	17,800,000	2,200,000
Shares issued	200,000	930,000	320,000	1,060,000	1,600,000	16,800,000
Shares repurchased	(270,000)	(1,200,000)	(300,000)	(910,000)	(1,500,000)	(1,200,000)
End of period	1,180,000	1,250,000	1,050,000	1,030,000	17,900,000	17,800,000
84	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Emerging Markets ETF		Multifactor Energy ETF		Multifactor Financials ETF
	Six months ended 10-31-19 (unaudited)	Period ended 4-30-19[1]	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$16,288,897	$2,282,377	$1,041,760	$523,509	$406,822	$947,377
Net realized gain (loss)	1,727,390	33,503	(1,575,416)	(350,163)	1,429,383	7,325,410
Change in net unrealized appreciation (depreciation)	(26,134,151)	41,340,904	(3,344,848)	(5,089,757)	(343,827)	(6,337,124)
Increase (decrease) in net assets resulting from operations	(8,117,864)	43,656,784	(3,878,504)	(4,916,411)	1,492,378	1,935,663
Distributions to shareholders
From earnings	(5,303,410)	(587,064)	(251,289)	(528,622)	(419,926)	(931,038)
From fund share transactions
Shares issued	46,742,346	789,649,435	1,224,920	13,102,633	10,306,476	12,405,246
Shares repurchased	(29,915,142)	(15,136,934)	(3,805,177)	(18,450,941)	(10,650,603)	(34,334,702)
Total from fund share transactions	16,827,204	774,512,501	(2,580,257)	(5,348,308)	(344,127)	(21,929,456)
Total increase (decrease)	3,405,930	817,582,221	(6,710,050)	(10,793,341)	728,325	(20,924,831)
Net assets
Beginning of period	817,582,221	—	26,242,309	37,035,650	47,627,225	68,552,056
End of period	$820,988,151	$817,582,221	$19,532,259	$26,242,309	$48,355,550	$47,627,225
Share activity
Shares outstanding
Beginning of period	31,600,000	—	980,000	1,180,000	1,250,000	1,860,000
Shares issued	1,900,000	32,200,000	50,000	450,000	270,000	340,000
Shares repurchased	(1,200,000)	(600,000)	(160,000)	(650,000)	(280,000)	(950,000)
End of period	32,300,000	31,600,000	870,000	980,000	1,240,000	1,250,000

[1]	Period from 9-27-18 (commencement of operations) to 4-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	85

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multifactor Healthcare ETF		Multifactor Industrials ETF		Multifactor Large Cap ETF
	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$250,867	$1,266,304	$196,872	$455,592	$8,763,958	$12,674,950
Net realized gain	566,308	4,093,261	1,689,299	3,725,555	21,424,087	9,435,734
Change in net unrealized appreciation (depreciation)	1,800,685	(1,351,861)	(1,299,561)	(1,124,569)	3,764,980	56,144,497
Increase in net assets resulting from operations	2,617,860	4,007,704	586,610	3,056,578	33,953,025	78,255,181
Distributions to shareholders
From earnings	(1,033,710)	(415,032)	(153,794)	(439,292)	(7,533,120)	(9,266,101)
From fund share transactions
Shares issued	3,729,784	35,143,443	7,469,676	22,199,862	54,019,196	511,454,207
Shares repurchased	(9,022,335)	(26,182,752)	(13,298,614)	(24,363,027)	(90,537,995)	(59,917,739)
Total from fund share transactions	(5,292,551)	8,960,691	(5,828,938)	(2,163,165)	(36,518,799)	451,536,468
Total increase (decrease)	(3,708,401)	12,553,363	(5,396,122)	454,121	(10,098,894)	520,525,548
Net assets
Beginning of period	53,661,510	41,108,147	32,176,511	31,722,390	921,785,048	401,259,500
End of period	$49,953,109	$53,661,510	$26,780,389	$32,176,511	$911,686,154	$921,785,048
Share activity
Shares outstanding
Beginning of period	1,610,000	1,320,000	860,000	940,000	24,275,000	11,625,000
Shares issued	110,000	1,060,000	200,000	620,000	1,425,000	14,350,000
Shares repurchased	(270,000)	(770,000)	(360,000)	(700,000)	(2,400,000)	(1,700,000)
End of period	1,450,000	1,610,000	700,000	860,000	23,300,000	24,275,000
86	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Materials ETF		Multifactor Media and Communications ETF		Multifactor Mid Cap ETF
	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Period ended 4-30-19[2]	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$171,581	$363,066	$108,097	$6,194	$7,460,687	$9,689,897
Net realized gain (loss)	(109,088)	1,434,017	155,554	(775)	2,968,414	13,674,393
Change in net unrealized appreciation (depreciation)	448,998	(2,749,386)	19,366	55,884	18,129,070	54,960,102
Increase (decrease) in net assets resulting from operations	511,491	(952,303)	283,017	61,303	28,558,171	78,324,392
Distributions to shareholders
From earnings	(188,890)	(317,644)	(26,808)	—	(5,023,766)	(7,646,180)
From fund share transactions
Shares issued	2,626,753	10,356,476	2,467,082	23,535,317	456,766,421	739,490,500
Shares repurchased	(4,775,084)	(9,452,363)	(4,769,984)	—	(77,907,089)	(111,863,202)
Total from fund share transactions	(2,148,331)	904,113	(2,302,902)	23,535,317	378,859,332	627,627,298
Total increase (decrease)	(1,825,730)	(365,834)	(2,046,693)	23,596,620	402,393,737	698,305,510
Net assets
Beginning of period	22,754,205	23,120,039	23,596,620	—	1,030,193,612	331,888,102
End of period	$20,928,475	$22,754,205	$21,549,927	$23,596,620	$1,432,587,349	$1,030,193,612
Share activity
Shares outstanding
Beginning of period	700,000	680,000	890,000	—	28,150,000	9,750,000
Shares issued	80,000	310,000	90,000	890,000	12,475,000	21,625,000
Shares repurchased	(150,000)	(290,000)	(180,000)	—	(2,125,000)	(3,225,000)
End of period	630,000	700,000	800,000	890,000	38,500,000	28,150,000

[2]	Period from 3-12-19 (commencement of operations) to 4-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	87

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multifactor Small Cap ETF		Multifactor Technology ETF		Multifactor Utilities ETF
	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19	Six months ended 10-31-19 (unaudited)	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$3,051,139	$2,454,656	$315,172	$633,578	$462,924	$819,391
Net realized gain (loss)	(11,414,846)	(2,478,980)	2,382,917	12,357,497	3,116,388	1,561,661
Change in net unrealized appreciation (depreciation)	8,250,829	12,757,111	(1,656,717)	(2,473,617)	(233,727)	2,100,834
Increase (decrease) in net assets resulting from operations	(112,878)	12,732,787	1,041,372	10,517,458	3,345,585	4,481,886
Distributions to shareholders
From earnings	(1,961,116)	(1,596,006)	(279,672)	(544,744)	(401,400)	(724,139)
From fund share transactions
Shares issued	158,888,019	464,818,266	10,119,907	39,668,496	28,565,147	47,348,977
Shares repurchased	(69,073,726)	(76,202,047)	(13,563,700)	(50,871,145)	(20,982,102)	(39,483,795)
Total from fund share transactions	89,814,293	388,616,219	(3,443,793)	(11,202,649)	7,583,045	7,865,182
Total increase (decrease)	87,740,299	399,753,000	(2,682,093)	(1,229,935)	10,527,230	11,622,929
Net assets
Beginning of period	438,933,070	39,180,070	61,787,859	63,017,794	29,466,911	17,843,982
End of period	$526,673,369	$438,933,070	$59,105,766	$61,787,859	$39,994,141	$29,466,911
Share activity
Shares outstanding
Beginning of period	16,325,000	1,525,000	1,220,000	1,470,000	930,000	650,000
Shares issued	6,025,000	17,725,000	200,000	860,000	860,000	1,630,000
Shares repurchased	(2,600,000)	(2,925,000)	(270,000)	(1,110,000)	(620,000)	(1,350,000)
End of period	19,750,000	16,325,000	1,150,000	1,220,000	1,170,000	930,000
88	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MULTIFACTOR CONSUMER DISCRETIONARY ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$33.73	$30.65	$28.04	$25.56	$24.21
Net investment income[3]	0.21	0.37	0.32	0.51	0.18
Net realized and unrealized gain (loss) on investments	0.32	3.11	2.58	2.45	1.24
Total from investment operations	0.53	3.48	2.90	2.96	1.42
Less distributions
From net investment income	(0.18)	(0.40)	(0.29)	(0.48)	(0.07)
Net asset value, end of period	$34.08	$33.73	$30.65	$28.04	$25.56
Total return (%)[4]	1.59 [5]	11.57	10.37	11.78	5.87 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$42	$47	$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72 [6]	0.73	0.85	1.07	1.27 [6]
Expenses including reductions	0.40 [6]	0.47	0.50	0.50	0.50 [6]
Net investment income	1.25 [6]	1.17	1.08	1.93	1.22 [6]
Portfolio turnover (%)[7]	14	42	9	16	5

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR CONSUMER STAPLES ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$28.02	$25.35	$26.48	$25.14	$25.12
Net investment income[3]	0.33	0.75	0.55	0.48	0.03
Net realized and unrealized gain (loss) on investments	0.77	2.66	(1.24)	1.21	(0.01)
Total from investment operations	1.10	3.41	(0.69)	1.69	0.02
Less distributions
From net investment income	(0.29)	(0.74)	(0.44)	(0.35)	—
Net asset value, end of period	$28.83	$28.02	$25.35	$26.48	$25.14
Total return (%)[4]	3.96 [5]	13.89	(2.67)	6.75	0.08 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$29	$22	$17	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [6]	0.91	1.07	1.18	5.96 [6]
Expenses including reductions	0.40 [6]	0.47	0.50	0.50	0.50 [6]
Net investment income	2.28 [6]	2.87	2.05	1.86	1.49 [6]
Portfolio turnover (%)[7]	7	14	14	11	0

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	89

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17 [2]
Per share operating performance
Net asset value, beginning of period	$28.75	$30.68	$27.17	$24.54
Net investment income[3]	0.44	0.91	0.77	0.31
Net realized and unrealized gain (loss) on investments	0.34	(2.31)	3.43	2.32
Total from investment operations	0.78	(1.40)	4.20	2.63
Less distributions
From net investment income	(0.60)	(0.53)	(0.69)	—
Net asset value, end of period	$28.93	$28.75	$30.68	$27.17
Total return (%)[4]	2.75 [5]	(4.54)	15.64	10.73 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$518	$512	$68	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52 [6]	0.55	0.80	0.99 [6]
Expenses including reductions	0.45 [6]	0.45	0.45	0.45 [6]
Net investment income	3.11 [6]	3.28	2.60	3.02 [6]
Portfolio turnover (%)[7]	6	17	15	8

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 12-15-16 (commencement of operations) to 4-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-19 [1]	4-30-19 [2]
Per share operating performance
Net asset value, beginning of period	$25.87	$25.00
Net investment income[3]	0.41 [4]	0.14
Net realized and unrealized gain (loss) on investments	(0.69)	0.78
Total from investment operations	(0.28)	0.92
Less distributions
From net investment income	(0.17)	(0.05)
Net asset value, end of period	$25.42	$25.87
Total return (%)[5]	(1.11) [6]	3.71 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$821	$818
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67 [7]	0.71 [7]
Expenses including reductions	0.55 [7]	0.55 [7]
Net investment income	3.28 [4,7]	0.97 [7]
Portfolio turnover (%)[8]	12	3

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-27-18 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
90	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR ENERGY ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$26.78	$31.39	$27.42	$27.23	$24.84
Net investment income[3]	0.99 [4]	0.51	0.66 [5]	0.42	— [6]
Net realized and unrealized gain (loss) on investments	(5.05)	(4.59)	3.85	0.06	2.39
Total from investment operations	(4.06)	(4.08)	4.51	0.48	2.39
Less distributions
From net investment income	(0.27)	(0.53)	(0.54)	(0.29)	—
Net asset value, end of period	$22.45	$26.78	$31.39	$27.42	$27.23
Total return (%)[7]	(15.22) [8]	(12.84)	16.69	1.73	9.63 [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$26	$37	$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98 [9]	0.86	1.07	1.15	5.86 [9]
Expenses including reductions	0.40 [9]	0.48	0.50	0.50	0.50 [9]
Net investment income	8.31 [4,9]	1.72	2.35 [5]	1.46	0.20 [9]
Portfolio turnover (%)[10]	11	25	16	30	2

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.16 to 0.58%, respectively.
[6]	Less than $0.005 per share.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR FINANCIALS ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$38.10	$36.86	$31.48	$25.35	$24.37
Net investment income[3]	0.34	0.57	0.45	0.38	0.21
Net realized and unrealized gain (loss) on investments	0.90	1.21	5.30	6.10	0.85
Total from investment operations	1.24	1.78	5.75	6.48	1.06
Less distributions
From net investment income	(0.34)	(0.54)	(0.37)	(0.35)	(0.08)
Net asset value, end of period	$39.00	$38.10	$36.86	$31.48	$25.35
Total return (%)[4]	3.28 [5]	5.15	18.33	25.78	4.33 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$48	$69	$43	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69 [6]	0.66	0.75	0.99	1.19 [6]
Expenses including reductions	0.40 [6]	0.47	0.50	0.50	0.50 [6]
Net investment income	1.77 [6]	1.57	1.26	1.32	1.41 [6]
Portfolio turnover (%)[7]	5	9	8	7	11

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	91

MULTIFACTOR HEALTHCARE ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$33.33	$31.14	$28.59	$25.77	$23.93
Net investment income[3]	0.16	0.73	0.24	0.30	0.11
Net realized and unrealized gain (loss) on investments	1.63	1.71	2.62	2.72	1.78
Total from investment operations	1.79	2.44	2.86	3.02	1.89
Less distributions
From net investment income	(0.67)	(0.25)	(0.31)	(0.20)	(0.05)
Net asset value, end of period	$34.45	$33.33	$31.14	$28.59	$25.77
Total return (%)[4]	5.40 [5]	7.89	10.04	11.78	7.89 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$54	$41	$33	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66 [6]	0.66	0.86	1.06	1.23 [6]
Expenses including reductions	0.40 [6]	0.46	0.50	0.50	0.50 [6]
Net investment income	0.97 [6]	2.18	0.79	1.12	0.74 [6]
Portfolio turnover (%)[7]	4	21	11	14	6

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR INDUSTRIALS ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$37.41	$33.75	$30.40	$25.37	$25.01
Net investment income[3]	0.26	0.59	0.33	0.35	0.01
Net realized and unrealized gain (loss) on investments	0.79	3.69	3.33	4.94	0.35
Total from investment operations	1.05	4.28	3.66	5.29	0.36
Less distributions
From net investment income	(0.20)	(0.62)	(0.31)	(0.26)	—
Net asset value, end of period	$38.26	$37.41	$33.75	$30.40	$25.37
Total return (%)[4]	2.82 [5]	13.16	12.04	20.95	1.45 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$32	$32	$21	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [6]	0.90	0.98	1.12	5.95 [6]
Expenses including reductions	0.40 [6]	0.47	0.50	0.50	0.50 [6]
Net investment income	1.42 [6]	1.70	0.98	1.24	0.50 [6]
Portfolio turnover (%)[7]	16	49	3	8	0 [8]

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[8]	Less than 1%.
92	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$37.97	$34.52	$31.09	$26.69	$24.35
Net investment income[3]	0.37	0.70	0.51	0.49	0.27
Net realized and unrealized gain (loss) on investments	1.10	3.25	3.42	4.31	2.17
Total from investment operations	1.47	3.95	3.93	4.80	2.44
Less distributions
From net investment income	(0.31)	(0.50)	(0.50)	(0.40)	(0.10)
Net asset value, end of period	$39.13	$37.97	$34.52	$31.09	$26.69
Total return (%)[4]	3.91 [5]	11.74	12.69	18.13	10.01 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$912	$922	$401	$342	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.34 [6]	0.35	0.40	0.45	0.93 [6]
Expenses including reductions	0.33 [6]	0.34	0.35	0.35	0.35 [6]
Net investment income	1.94 [6]	1.96	1.53	1.67	1.80 [6]
Portfolio turnover (%)[7]	2	6	5	12	6

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MATERIALS ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$32.51	$34.00	$30.85	$26.76	$25.10
Net investment income[3]	0.27	0.55	0.44	0.44	0.04
Net realized and unrealized gain (loss) on investments	0.74	(1.54)	3.13	3.97	1.62
Total from investment operations	1.01	(0.99)	3.57	4.41	1.66
Less distributions
From net investment income	(0.30)	(0.50)	(0.42)	(0.32)	—
Net asset value, end of period	$33.22	$32.51	$34.00	$30.85	$26.76
Total return (%)[4]	3.13 [5]	(2.76)	11.62	16.58	6.63 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$23	$23	$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [6]	1.01	1.05	1.15	5.85 [6]
Expenses including reductions	0.40 [6]	0.47	0.50	0.50	0.50 [6]
Net investment income	1.65 [6]	1.68	1.32	1.51	1.57 [6]
Portfolio turnover (%)[7]	17	46	10	17	0

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	93

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

Period ended	10-31-19 [1]	4-30-19 [2]
Per share operating performance
Net asset value, beginning of period	$26.51	$25.00
Net investment income[3]	0.13	0.04
Net realized and unrealized gain (loss) on investments	0.33	1.47
Total from investment operations	0.46	1.51
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$26.94	$26.51
Total return (%)[4]	1.73 [5]	6.05 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [6]	2.98 [6]
Expenses including reductions	0.40 [6]	0.40 [6]
Net investment income	0.98 [6]	1.29 [6]
Portfolio turnover (%)[7]	11	0

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 3-12-19 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$36.60	$34.04	$30.65	$26.07	$24.29
Net investment income[3]	0.23	0.53	0.34	0.33	0.21
Net realized and unrealized gain (loss) on investments	0.54	2.44	3.36	4.58	1.65
Total from investment operations	0.77	2.97	3.70	4.91	1.86
Less distributions
From net investment income	(0.16)	(0.41)	(0.31)	(0.33)	(0.08)
Net asset value, end of period	$37.21	$36.60	$34.04	$30.65	$26.07
Total return (%)[4]	2.14 [5]	8.98	12.11	18.96	7.70 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,433	$1,030	$332	$170	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43 [6]	0.45	0.52	0.61	1.11 [6]
Expenses including reductions	0.43 [6]	0.44	0.45	0.45	0.45 [6]
Net investment income	1.26 [6]	1.53	1.03	1.16	1.44 [6]
Portfolio turnover (%)[7]	6	13	11	14	12

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
94	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18 [2]
Per share operating performance
Net asset value, beginning of period	$26.89	$25.69	$25.00
Net investment income[3]	0.18	0.29	0.13
Net realized and unrealized gain (loss) on investments	(0.28)	1.16	0.56
Total from investment operations	(0.10)	1.45	0.69
Less distributions
From net investment income	(0.12)	(0.25)	—
Net asset value, end of period	$26.67	$26.89	$25.69
Total return (%)[4]	(0.35) [5]	5.71	2.77 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$527	$439	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56 [6]	0.60	0.90 [6,7]
Expenses including reductions	0.50 [6]	0.50	0.51 [6,7]
Net investment income	1.36 [6]	1.13	1.05 [6]
Portfolio turnover (%)[8]	19	33	17

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 11-8-17 (commencement of operations) to 4-30-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR TECHNOLOGY ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$50.65	$42.87	$35.10	$25.86	$24.42
Net investment income[3]	0.27	0.43	0.28	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.72	7.72	7.77	9.30	1.26
Total from investment operations	0.99	8.15	8.05	9.64	1.53
Less distributions
From net investment income	(0.24)	(0.37)	(0.28)	(0.40)	(0.09)
Net asset value, end of period	$51.40	$50.65	$42.87	$35.10	$25.86
Total return (%)[4]	1.98 [5]	19.25	23.02	37.66	6.26 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$62	$63	$42	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63 [6]	0.64	0.74	1.00	1.18 [6]
Expenses including reductions	0.40 [6]	0.47	0.50	0.50	0.50 [6]
Net investment income	1.09 [6]	0.96	0.70	1.11	1.75 [6]
Portfolio turnover (%)[7]	15	27	7	18	11

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	95

MULTIFACTOR UTILITIES ETF

Period ended	10-31-19 [1]	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$31.68	$27.45	$27.02	$24.86	$24.92
Net investment income[3]	0.44	0.84	0.77	0.71	0.02
Net realized and unrealized gain (loss) on investments	2.46	4.05	0.34	1.94	(0.08)
Total from investment operations	2.90	4.89	1.11	2.65	(0.06)
Less distributions
From net investment income	(0.40)	(0.66)	(0.68)	(0.49)	—
Net asset value, end of period	$34.18	$31.68	$27.45	$27.02	$24.86
Total return (%)[4]	9.22 [5]	18.21	4.14	10.79	(0.27) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$29	$18	$18	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76 [6]	0.87	1.16	1.18	6.05 [6]
Expenses including reductions	0.40 [6]	0.46	0.50	0.50	0.50 [6]
Net investment income	2.65 [6]	2.86	2.78	2.77	0.95 [6]
Portfolio turnover (%)[7]	7	19	12	16	0

[1]	Six months ended 10-31-19. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
96	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), fifteen of which are presented in this report.
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Consumer Discretionary ETF	John Hancock Dimensional Consumer Discretionary Index
Multifactor Consumer Staples ETF	John Hancock Dimensional Consumer Staples Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Energy ETF	John Hancock Dimensional Energy Index
Multifactor Financials ETF	John Hancock Dimensional Financials Index
Multifactor Healthcare ETF	John Hancock Dimensional Healthcare Index
Multifactor Industrials ETF	John Hancock Dimensional Industrials Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Materials ETF	John Hancock Dimensional Materials Index
Multifactor Media and Communications ETF	John Hancock Dimensional Media and Communications Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Multifactor Technology ETF	John Hancock Dimensional Technology Index
Multifactor Utilities ETF	John Hancock Dimensional Utilities Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	97

the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the remaining funds' investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$40,178,446	$40,178,446	—	—
Securities lending collateral	1,750,654	1,750,654	—	—
Short-term investments	39,866	39,866	—	—
Total investments in securities	$41,968,966	$41,968,966	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$30,242,843	$30,242,843	—	—
Securities lending collateral	209,722	209,722	—	—
Short-term investments	13,425	13,425	—	—
Total investments in securities	$30,465,990	$30,465,990	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$35,864,986	$35,864,986	—	—
Austria	991,264	991,264	—	—
Belgium	6,083,942	6,083,942	—	—
Chile	276,533	276,533	—	—
Denmark	8,893,403	8,893,403	—	—
Finland	5,610,605	5,610,605	—	—
France	55,828,412	55,828,412	—	—
Germany	41,989,047	41,989,047	—	—
Hong Kong	17,755,279	17,755,279	—	—
Ireland	4,775,977	4,775,977	—	—
Israel	1,523,946	1,523,946	—	—
Italy	11,022,640	11,022,640	—	—
Japan	131,648,738	131,648,738	—	—
Luxembourg	1,121,328	1,121,328	—	—
Macau	456,419	456,419	—	—
Mexico	86,068	86,068	—	—
Netherlands	18,988,485	18,988,485	—	—
New Zealand	847,848	847,848	—	—
Norway	3,005,916	3,005,916	—	—
Portugal	777,781	777,781	—	—
Singapore	5,708,264	5,708,264	—	—
Spain	15,365,314	15,238,675	$126,639	—
Sweden	13,508,709	13,508,709	—	—
Switzerland	49,246,612	49,246,612	—	—
United Arab Emirates	153,980	153,980	—	—
United Kingdom	78,989,144	78,989,144	—	—
United States	131,834	131,834	—	—
Preferred securities
Germany	3,775,813	3,775,813	—	—
United Kingdom	4,835	—	4,835	—
98	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Rights	$159	$159	—	—
Securities lending collateral	15,268,082	15,268,082	—	—
Short-term investments	500,332	500,332	—	—
Total investments in securities	$530,201,695	$530,070,221	$131,474	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks	$795,555,482	$795,555,482	—	—
Preferred securities	21,385,488	21,385,488	—	—
Investment companies	144,793	144,793	—	—
Rights	3,224	—	$3,224	—
Securities lending collateral	2,553,966	2,553,966	—	—
Short-term investments	1,755,379	1,755,379	—	—
Total investments in securities	$821,398,332	$821,395,108	$3,224	—
Derivatives:
Assets
Futures	$3,638	$3,638	—	—

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$19,516,310	$19,516,310	—	—
Securities lending collateral	263,909	263,909	—	—
Short-term investments	18,052	18,052	—	—
Total investments in securities	$19,798,271	$19,798,271	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$48,314,286	$48,314,286	—	—
Securities lending collateral	248,858	248,858	—	—
Short-term investments	35,384	35,384	—	—
Total investments in securities	$48,598,528	$48,598,528	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$49,920,650	$49,920,650	—	—
Securities lending collateral	521,209	521,209	—	—
Short-term investments	37,027	37,027	—	—
Total investments in securities	$50,478,886	$50,478,886	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$26,766,459	$26,766,459	—	—
Securities lending collateral	420,037	420,037	—	—
Short-term investments	27,418	27,418	—	—
Total investments in securities	$27,213,914	$27,213,914	—	—

Multifactor Large Cap ETF
Investments in securities:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	99

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Assets
Common stocks	$911,228,676	$911,228,676	—	—
Securities lending collateral	7,419,888	7,419,888	—	—
Short-term investments	600,437	600,437	—	—
Total investments in securities	$919,249,001	$919,249,001	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$20,909,312	$20,909,312	—	—
Securities lending collateral	590,377	590,377	—	—
Short-term investments	21,891	21,891	—	—
Total investments in securities	$21,521,580	$21,521,580	—	—

Multifactor Media And Communications ETF
Investments in securities:
Assets
Common stocks	$21,469,550	$21,469,550	—	—
Securities lending collateral	576,717	576,717	—	—
Short-term investments	21,676	21,676	—	—
Total investments in securities	$22,067,943	$22,067,943	—	—
Derivatives:
Assets
Futures	$3,029	$3,029	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$1,429,688,059	$1,429,688,059	—	—
Securities lending collateral	32,520,115	32,520,115	—	—
Short-term investments	2,710,041	2,710,041	—	—
Total investments in securities	$1,464,918,215	$1,464,918,215	—	—
Derivatives:
Assets
Futures	$48,391	$48,391	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$526,201,327	$526,201,327	—	—
Securities lending collateral	28,440,235	28,440,235	—	—
Short-term investments	540,919	540,919	—	—
Total investments in securities	$555,182,481	$555,182,481	—	—
Derivatives:
Assets
Futures	$14,726	$14,726	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$59,072,687	$59,072,687	—	—
Securities lending collateral	1,684,726	1,684,726	—	—
100	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Technology ETF (continued)
Short-term investments	$60,745	$60,745	—	—
Total investments in securities	$60,818,158	$60,818,158	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$39,974,575	$39,974,575	—	—
Short-term investments	54,070	54,070	—	—
Total investments in securities	$40,028,645	$40,028,645	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2019:
Fund	Market value of securities on loan	Cash collateral received
Multifactor Consumer Discretionary ETF	$1,663,270	$1,751,254
Multifactor Consumer Staples ETF	205,340	209,668
Multifactor Developed International ETF	14,522,661	15,264,381
Multifactor Emerging Markets ETF	2,411,254	2,552,582
Multifactor Energy ETF	247,547	263,909
Multifactor Financials ETF	238,825	248,843
Multifactor Healthcare ETF	512,705	521,103
Multifactor Industrials ETF	404,909	419,967
Multifactor Large Cap ETF	7,106,100	7,419,740
Multifactor Materials ETF	567,110	590,310
Multifactor Media and Communications ETF	564,190	576,687
Multifactor Mid Cap ETF	31,294,086	32,514,058
Multifactor Small Cap ETF	27,974,420	28,431,838
Multifactor Technology ETF	1,591,650	1,684,526
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Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Effective June 27, 2019, Multifactor Media and Communications ETF entered into the existing $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2019, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2019 were as follows:
Fund	Commitment fee
Multifactor Consumer Discretionary ETF	$1,072
Multifactor Consumer Staples ETF	1,054
Multifactor Developed International ETF	1,474
Multifactor Emerging Markets ETF	1,348
Multifactor Energy ETF	1,055
Multifactor Financials ETF	1,083
Multifactor Healthcare ETF	1,085
Multifactor Industrials ETF	1,057
Multifactor Large Cap ETF	1,902
Multifactor Materials ETF	1,048
Multifactor Media and Communications ETF	441
Multifactor Mid Cap ETF	2,002
Multifactor Small Cap ETF	1,398
Multifactor Technology ETF	1,093
Multifactor Utilities ETF	1,055
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2019, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforward available as of April 30, 2019:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Consumer Discretionary ETF	$1,225,332	$1,549,305
Multifactor Consumer Staples ETF	548,660	81,505
102	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$2,580,881	$209,135
Multifactor Emerging Markets ETF	593,633	—
Multifactor Energy ETF	1,909,518	360,659
Multifactor Financials ETF	792,994	174,282
Multifactor Healthcare ETF	1,048,331	691,903
Multifactor Industrials ETF	623,163	675,610
Multifactor Large Cap ETF	5,117,322	554,456
Multifactor Mid Cap ETF	12,670,070	2,676,320
Multifactor Small Cap ETF	11,892,662	690,700
Multifactor Technology ETF	1,074,436	323,996
Multifactor Utilities ETF	928,609	25,331
As of April 30, 2019, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2019, including short-term investments, for federal income tax purposes, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Consumer Discretionary ETF	$39,806,144	$3,408,373	$(1,245,551)	$2,162,822
Multifactor Consumer Staples ETF	29,473,863	2,181,472	(1,189,345)	992,127
Multifactor Developed International ETF	491,855,595	51,980,189	(13,634,089)	38,346,100
Multifactor Emerging Markets ETF	806,444,491	65,741,087	(50,783,608)	14,957,479
Multifactor Energy ETF	25,567,413	223,530	(5,992,672)	(5,769,142)
Multifactor Financials ETF	46,142,656	4,141,604	(1,685,732)	2,455,872
Multifactor Healthcare ETF	48,172,462	4,115,398	(1,808,974)	2,306,424
Multifactor Industrials ETF	26,068,169	1,604,316	(458,571)	1,145,745
Multifactor Large Cap ETF	810,530,142	140,289,173	(31,570,314)	108,718,859
Multifactor Materials ETF	20,625,476	1,797,656	(901,552)	896,104
Multifactor Media and Communications ETF	21,997,247	1,200,964	(1,127,239)	73,725
Multifactor Mid Cap ETF	1,362,445,171	148,482,998	(45,961,563)	102,521,435
Multifactor Small Cap ETF	534,066,363	40,404,831	(19,273,987)	21,130,844
Multifactor Technology ETF	55,461,076	7,020,797	(1,663,715)	5,357,082
Multifactor Utilities ETF	38,259,020	2,092,231	(322,606)	1,769,625
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, redemptions-in-kind and investments in passive foreign investment companies.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Futures are traded or cleared on an exchange. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds' investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included on the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Consumer Discretionary ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $45,000, as measured during the period.
Multifactor Consumer Staples ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $74,000, as measured during the period.
Multifactor Developed International ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $26.9 million, as measured during the period.
Multifactor Emerging Markets ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.	Up to $1.4 million
Multifactor Energy ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $45,000, as measured during the period.
Multifactor Financials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $60,000, as measured during the period.
Multifactor Industrials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $45,000, as measured during the period
Multifactor Large Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $1.5 million, as measured during the period
Multifactor Materials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $29,000, as measured during the period
Multifactor Media and Communications ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $76,000
Multifactor Mid Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $1.7 million
Multifactor Small Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased	Up to $304,000
Multifactor Technology ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $1.6 million, as measured during the period.
Multifactor Utilities ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of October 31, 2019, there were no open futures contracts.	Up to $104,000, as measured during the period.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at October 31, 2019 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Emerging Markets ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$3,638	—
104	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
				$ 3,638	—
Multifactor Media and Communications ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$3,029	—
				$ 3,029	—
Multifactor Mid Cap ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$48,391	—
				$48,391	—
Multifactor Small Cap ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$14,726	—
				$14,726	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Funds' investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2019:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Consumer Discretionary ETF	Equity	$372
	Total	$ 372
Multifactor Consumer Staples ETF	Equity	$(21)
	Total	$ (21)
Multifactor Developed International ETF	Equity	$264,461
	Total	$264,461
Multifactor Emerging Markets ETF	Equity	$215,433
	Total	$215,433
Multifactor Energy ETF	Equity	$367
	Total	$ 367
Multifactor Financials ETF	Equity	$490
	Total	$ 490
Multifactor Industrials ETF	Equity	$370
	Total	$ 370
Multifactor Large Cap ETF	Equity	$84,433
	Total	$ 84,433
Multifactor Materials ETF	Equity	$1,051
	Total	$ 1,051
Multifactor Media and Communications ETF	Equity	$240
	Total	$ 240
Multifactor Mid Cap ETF	Equity	$61,494
	Total	$ 61,494
Multifactor Small Cap ETF	Equity	$24,777
	Total	$ 24,777
Multifactor Technology ETF	Equity	$3,658
	Total	$ 3,658
Multifactor Utilities ETF	Equity	$841
	Total	$ 841
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2019:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Emerging Markets ETF	Equity	$3,638
	Total	$ 3,638
Multifactor Media and Communications ETF	Equity	$3,029
	Total	$ 3,029
Multifactor Mid Cap ETF	Equity	$48,391
	Total	$48,391
Multifactor Small Cap ETF	Equity	$14,726
	Total	$14,726
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC.
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
•     Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Media and Communications Cap ETF, Multifactor Technology ETF, and Multifactor Utilities ETF —The management fee is 0.380% of the fund’s average daily net assets
•     Multifactor Developed International ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor Developed International Index ETF (hedged) and Manulife Multifactor Developed International Index ETF (unhedged). The management fee is 0.450% of the fund’s aggregate daily net assets
•     Multifactor Emerging Markets ETF—Aggregate net assets are the aggregate net assets of the fund and Manulife Multifactor Emerging Markets Index ETF (unhedged). The management fee is as follows: a) 0.600% of the first $500 million of the fund’s aggregate daily net assets, b) 0.525% of the next $500 million of the fund's aggregate daily net assets and c) 0.500% of the fund’s aggregate daily net assets in excess of $1 billion
•     Multifactor Large Cap ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Large Cap Index ETF (hedged) and Manulife Multifactor U.S. Large Cap Index ETF (unhedged). The management fee is as follows: a) 0.300% of the first $300 million of the fund’s aggregate daily net assets and b) 0.280% of the fund’s aggregate daily net assets in excess of $300 million
•     Multifactor Mid Cap ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Mulitfactor U.S. Mid Cap ETF (unhedged) and Manulife Multifactor U.S. Mid Cap Index ETF (hedged). The management fee is as follows: a) 0.400% of the first $300 million of the fund’s aggregate daily net assets and b) 0.370% of the fund’s aggregate daily net assets in excess of $300 million
•     Small Cap ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Small Cap Index ETF (hedged) and Manulife Multifactor U.S. Small Cap Index ETF (unhedged). The management fee is 0.500% of the fund’s aggregate daily net assets
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
106	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to a fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Discretionary ETF	0.40%
Multifactor Consumer Staples ETF	0.40%
Multifactor Developed International ETF	0.45%
Multifactor Emerging Markets ETF	0.55%
Multifactor Energy ETF	0.40%
Multifactor Financials ETF	0.40%
Multifactor Healthcare ETF	0.40%
Multifactor Industrials ETF	0.40%
Fund	Expense limitation as a percentage of average net assets
Multifactor Large Cap ETF	0.35%
Multifactor Materials ETF	0.40%
Multifactor Media and Communications ETF	0.40%
Multifactor Mid Cap ETF	0.45%
Multifactor Small Cap ETF	0.50%
Multifactor Technology ETF	0.40%
Multifactor Utilities ETF	0.40%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds expense limitation agreement expires on August 31, 2020, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to the following for the six months ended October 31, 2019:
Fund	Expense reimbursement
Multifactor Consumer Discretionary ETF	$64,648
Multifactor Consumer Staples ETF	63,170
Multifactor Developed International ETF	188,569
Multifactor Emerging Markets ETF	488,870
Multifactor Energy ETF	63,821
Multifactor Financials ETF	67,798
Multifactor Healthcare ETF	67,067
Multifactor Industrials ETF	63,405
Fund	Expense reimbursement
Multifactor Large Cap ETF	$33,394
Multifactor Materials ETF	62,516
Multifactor Media and Communications ETF	46,287
Multifactor Mid Cap ETF	43,786
Multifactor Small Cap ETF	141,569
Multifactor Technology ETF	67,460
Multifactor Utilities ETF	63,714

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2019, were equivalent to the following net annual effective rates of the funds' average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Consumer Discretionary ETF	0.06%
Multifactor Consumer Staples ETF	0.00%
Multifactor Developed International ETF	0.37%
Multifactor Emerging Markets ETF	0.45%
Multifactor Energy ETF	0.00%
Multifactor Financials ETF	0.08%
Multifactor Healthcare ETF	0.12%
Multifactor Industrials ETF	0.00%
Fund	Net Annual Effective Rate
Multifactor Large Cap ETF	0.28%
Multifactor Materials ETF	0.00%
Multifactor Media and Communications ETF	0.00%
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.44%
Multifactor Technology ETF	0.15%
Multifactor Utilities ETF	0.02%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2019 amounted to a net annual rate of 0.02% of the funds' average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	107

Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Media and Communications ETF, Multifactor Technology ETF, and Multifactor Utilities ETF issue and redeem shares at NAV in creation units of 10,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Affiliates of the funds or the Advisor owned the following percentage of shares outstanding on October 31, 2019:
Fund	% by Fund
Multifactor Consumer Discretionary ETF	75%
Multifactor Consumer Staples ETF	54%
Multifactor Energy ETF	61%
Multifactor Financials ETF	38%
Multifactor Healthcare ETF	26%
Multifactor Industrials ETF	80%
Multifactor Materials ETF	86%
Multifactor Media and Communications ETF	93%
Multifactor Technology ETF	30%
Multifactor Utilities ETF	49%
Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions and U.S. Treasury obligations, are aggregated below for the six months ended October 31, 2019. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2019:
	Purchases		Sales and maturities
Fund	In-kind transactions	Other issuers	In-kind transactions	Other issuers
Multifactor Consumer Discretionary ETF	$6,774,340	$5,599,504	$9,059,994	$5,589,737
Multifactor Consumer Staples ETF	9,199,029	2,165,117	8,564,850	2,126,962
Multifactor Developed International ETF	15,756,141	53,956,768	39,753,419	29,788,770
Multifactor Emerging Markets ETF	6,869,084	140,599,025	27,012,985	93,254,756
Multifactor Energy ETF	1,224,919	3,313,540	3,781,903	2,503,558
Multifactor Financials ETF	10,303,559	2,541,509	10,549,902	2,666,954
Multifactor Healthcare ETF	3,732,243	2,057,122	8,988,469	2,883,233
Multifactor Industrials ETF	7,475,953	4,542,851	13,264,357	4,530,128
Multifactor Large Cap ETF	51,116,242	26,438,499	87,417,103	22,256,445
Multifactor Materials ETF	2,628,941	3,420,762	4,742,233	3,479,193
Multifactor Media and Communications ETF	2,460,127	2,508,732	4,741,655	2,511,155
Multifactor Mid Cap ETF	451,499,633	70,071,229	72,137,191	69,781,073
Multifactor Small Cap ETF	157,700,498	86,974,643	68,094,544	85,786,818
Multifactor Technology ETF	10,110,851	8,782,492	13,505,453	8,802,725
Multifactor Utilities ETF	28,558,423	2,705,858	20,962,782	2,639,785
Note 8—Industry or sector risk
Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.
108	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At October 31, 2019, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	50.85%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	23.36%
	Other affiliated funds	6.26%
	Total	80.47%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.05%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	21.42%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.17%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.51%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.16%
	Other affiliated funds	8.02%
	Total	93.33%
Multifactor Large Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	30.25%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	18.12%
	Other affiliated funds	7.91%
	Total	56.28%
Multifactor Mid Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	13.38%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.72%
	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	5.65%
	Other affiliated funds	10.02%
	Total	36.77%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	34.11%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	16.39%
	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.20%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.91%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.15%
	Other affiliated funds	6.69%
	Total	85.45%
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Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust*	115,596	971,186	(911,857)	174,925	—	—	$(16)	$150	$1,750,654
Multifactor Consumer Staples ETF
John Hancock Collateral Trust*	21,615	334,122	(334,782)	20,955	—	—	$73	$12	$209,722
Multifactor Developed International ETF
John Hancock Collateral Trust*	3,047,921	4,606,373	(6,128,706)	1,525,588	—	—	$771	$645	$15,268,082
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	418,534	929,076	(1,092,418)	255,192	—	—	$463	$97	$2,553,966
Multifactor Energy ETF
John Hancock Collateral Trust*	—	97,515	(71,145)	26,370	—	—	$(17)	$18	$263,909
Multifactor Financials ETF
John Hancock Collateral Trust*	—	38,755	(13,889)	24,866	—	—	$(1)	$16	$248,858
Multifactor Healthcare ETF
John Hancock Collateral Trust*	63,701	440,637	(452,259)	52,079	—	—	$10	$23	$521,209
Multifactor Industrials ETF
John Hancock Collateral Trust*	25,776	201,916	(185,722)	41,970	—	—	$9	$29	$420,037
Multifactor Large Cap ETF
John Hancock Collateral Trust*	425,699	4,723,799	(4,408,102)	741,396	—	—	$22	$637	$7,419,888
Multifactor Materials ETF
John Hancock Collateral Trust*	—	221,090	(162,100)	58,990	—	—	$(4)	$71	$590,377
Multifactor Media and Communications ETF
John Hancock Collateral Trust*	—	94,712	(37,086)	57,626	—	—	$(4)	$35	$576,717
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	1,191,794	17,129,378	(15,071,760)	3,249,412	—	—	$1,311	$3,124	$32,520,115
Multifactor Small Cap ETF
John Hancock Collateral Trust*	1,727,836	11,455,610	(10,341,696)	2,841,750	—	—	$(175)	$2,424	$28,440,235
Multifactor Technology ETF
John Hancock Collateral Trust*	59,460	1,049,972	(941,094)	168,338	—	—	$93	$117	$1,684,726

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
110	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report, with the exception of John Hancock Multifactor Emerging Markets ETF and John Hancock Media and Communications ETF, which were covered in previous reports (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds' distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted the relatively short performance history of each Fund. The Board reviewed Fund performance against each Fund's respective benchmark and also concluded that the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund's respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion of the Funds' expenses, including actions taken over the past year to reduce management fees for certain of the Funds. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that certain of the Funds have breakpoints in their contractual management fee schedules that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

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(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)	noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm's length;
(i)	noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund's use of its Underlying Index;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	took into account management's discussion of the Funds' advisory fee structure and concluded that: (i) most of the Funds' fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for certain Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of such Funds to benefit from economies of scale if the Funds grow; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, including any breakpoints and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund's respective benchmark, with certain exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds and that subadvisory fee breakpoints for certain of the Funds are reflected as breakpoints in the advisory fees for such Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multifactor Consumer Discretionary ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the average for the one- and three-year periods and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and three-year periods and for the period since September 30, 2015.

Multifactor Consumer Staples ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the average for the one-year period and underperformed for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and for the period since March 31, 2016 and to the peer group for the one-year period.

Multifactor Developed International ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since December 31, 2016.

Morningstar Category - The fund underperformed the average for the one-year period and for the period since December 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board took into account management's discussion of the fund's expenses.
Multifactor Energy ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period and for the period since March 31, 2016.

Multifactor Financials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-year period and for the period since September 30, 2015.

Multifactor Healthcare ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the average for the one- and three-year periods and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and three-year periods and for the period since September 30, 2015.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       115

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multifactor Industrials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the one-year period and for the period since March 31, 2016.

Multifactor Large Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund underperformed the average for the one- and three-year periods and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board took into account management's discussion of the fund's expenses.
Multifactor Materials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since March 31, 2016.

Morningstar Category - The fund underperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance.
Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and outperformed for the three-year period and for the period since September 30, 2015.

Morningstar Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the three-year period and for the period since September 30, 2015.

The Board took into account management's discussion of the fund's expenses.

Multifactor Small Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since November 30, 2017.

Morningstar Category - The fund underperformed for the one-year period and for the period since November 30, 2017.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board took into account management's discussion of the fund's expenses.
Multifactor Technology ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the average for the three-year period and underperformed the average for the one-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       116

Portfolio (subadvisors)	Performance of fund, as of 12.31.2018	Fees and expenses	Comments
Multifactor Utilities ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the average for the one-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark index and peer group for the one-year period and the period since March 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       117

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Joseph F. Hohn
Joel P. Schneider
Lukas J. Smart, CFA

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

* Member of the Audit Committee
† Non-Independent Trustee

The funds' proxy voting policies and procedures, as well as the funds' proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the funds' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your funds', as well as monthly portfolio holdings, and other funds' details available on our website at jhinvestments.com/etf or by calling 800-225-6020.

You can also contact us:
800-225-6020 jhinvestments.com/etf	Regular mail: John Hancock 200 Berkeley Street Boston, MA 02116

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       118

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ 200 Berkeley Street ■ Boston, MA 02116 ■ 800-225-6020 ■ jhinvestments.com/etf

This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

JHAN-20180615-0136	ETFSA 10/19 12/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 16, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 16, 2019